As filed with the Securities and Exchange Commission on March 31, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Core Bond Funda
(Unaudited) 1/31/15

PRINCIPAL
AMOUNT			VALUE	†
($000's omitted)			($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (32.2%)
	13,405	U.S. Treasury Bonds, 6.25%, due 8/15/23	18,461	@
	10,320	U.S. Treasury Bonds, 5.50%, due 8/15/28	14,726	@
	675	U.S. Treasury Bonds, 3.88%, due 8/15/40	899
	5,795	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	6,976
	671	U.S. Treasury Inflation Index Bonds, 1.75%, due 1/15/28	798
	1,128	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	1,689
	3,000	U.S. Treasury Notes, 0.25%, due 12/31/15	3,002
	23,165	U.S. Treasury Notes, 3.63%, due 8/15/19	25,733
	9,340	U.S. Treasury Notes, 2.75%, due 2/15/24	10,232
		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $78,739)	82,516

U.S. Government Agency Securities (5.9%)
	10,000	Federal Agricultural Mortgage Corp., Unsecured Discount Notes, 0.00%, due 4/1/15	9,999
	720	Federal Farm Credit Bank, Bonds, 1.46%, due 11/19/19	713
	600	Federal Home Loan Bank, Bonds, 0.13%, due 4/14/15	600
	1,870	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	2,756
	1,200	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	1,200
		Total U.S. Government Agency Securities (Cost $14,947)	15,268

Mortgage-Backed Securities (37.2%)

Collateralized Mortgage Obligations (0.2%)
	147	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 2.67%, due 9/20/35	126	µ
	33	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.39%, due 7/20/36	31	µ
	17	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.41%, due 5/25/32	17	µ
	122	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 2.62%, due 5/25/35	113	µ
	109	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 2.56%, due 1/25/37	88	µ
			375
Commercial Mortgage-Backed (7.2%)
	390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	409
	500	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	523
	433	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	463
	400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	435
	3,570	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.28%, due 9/10/46	235	µ
	4,993	Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Class XA, 1.10%, due 10/10/47	412	µ
	2,650	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.45%, due 2/10/48	284	µØ
	996	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.05%, due 12/10/49	1,074	µ
	5,540	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.42%, due 10/10/46	468	µ
	7,198	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.27%, due 4/10/47	546	µ
	4,002	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.36%, due 6/10/47	348	µ
	5,012	Commercial Mortgage Trust, Ser. 2014-UBS6, Class XA, 1.09%, due 12/10/47	363
	59	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.70%, due 6/15/39	64	µ
	166	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	174
	625	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.90%, due 9/15/39	672	µ
	81	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	86
	1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,084
	250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 5.97%, due 2/15/41	276	µ
	850	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	907
	540	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	571
	1,354	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	1,471	µ
	3,336	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.12%, due 1/10/45	355	ñµ
	1,835	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	1,961
	630	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.80%, due 6/15/49	679	µ
	1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,315
	477	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	507
	3,430	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.44%, due 5/15/46	246	µ
	4,780	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.25%, due 6/15/47	369	µ
	102	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	103
	2,922	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.85%, due 12/10/45	298	ñµ
	1,824	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.13%, due 8/10/49	202	ñµ
	3,976	Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC16, Class XA, 1.49%, due 8/15/50	353	µ
	7,376	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.49%, due 3/15/45	537	ñµ
	2,871	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.21%, due 11/15/45	321	ñµ
	6,497	WF-RBS Commercial Mortgage Trust, Ser. 2014-C25, Class XA, 0.96%, due 11/15/47	447	µ
			18,558
Fannie Mae (20.8%)
	1,092	Pass-Through Certificates, 3.00%, due 1/1/43 – 8/1/43	1,130
	4,686	Pass-Through Certificates, 3.50%, due 12/1/41 – 10/1/43	4,973
	6,747	Pass-Through Certificates, 4.00%, due 2/1/41 – 11/1/44	7,286
	9,112	Pass-Through Certificates, 4.50%, due 11/1/39 – 8/1/44	9,916
	4,764	Pass-Through Certificates, 5.00%, due 1/1/17 – 9/1/43	5,263
	1,781	Pass-Through Certificates, 5.50%, due 5/1/30 – 3/1/41	1,992
	1,586	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	1,799
	45	Pass-Through Certificates, 8.50%, due 4/1/34	54
	1,020	Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	1,073	Ø
	590	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	610	Ø
	2,580	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,726	Ø
	11,295	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	12,090	Ø
	3,740	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	4,059	Ø
	270	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	299	Ø
	130	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	145	Ø
			53,415
Freddie Mac (8.5%)
	258	Pass-Through Certificates, 2.25%, due 4/1/37	275	µ
	175	Pass-Through Certificates, 2.27%, due 2/1/37	187	µ
	2,186	Pass-Through Certificates, 3.50%, due 7/1/42 – 8/1/43	2,318
	4,269	Pass-Through Certificates, 4.00%, due 11/1/40 – 8/1/44	4,577
	3,737	Pass-Through Certificates, 4.50%, due 7/1/39 – 7/1/44	4,061
	695	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	768
	1,332	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	1,488
	36	Pass-Through Certificates, 6.00%, due 12/1/37	40
	7	Pass-Through Certificates, 6.50%, due 11/1/25	8
	1,215	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	1,281	Ø
	4,815	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	5,152	Ø
	1,530	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	1,657	Ø
			21,812
Government National Mortgage Association (0.5%)
	1,125	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	1,200	Ø
		Total Mortgage-Backed Securities (Cost $93,907)	95,360

Corporate Debt Securities (26.1%)

Aerospace & Defense (0.4%)
	1,005	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	1,048	@

Agriculture (1.3%)
	835	Altria Group, Inc., Guaranteed Notes, 2.63%, due 1/14/20	857	@
	385	Altria Group, Inc., Guaranteed Notes, 5.38%, due 1/31/44	466	@
	600	Philip Morris Int'l, Inc., Senior Unsecured Notes, 4.25%, due 11/10/44	651	@
	1,220	Reynolds American, Inc., Guaranteed Notes, 4.75%, due 11/1/42	1,259	@
			3,233
Airlines (0.1%)
	325	American Airlines, Inc., Equipment Trust, Ser. 2014-1, Class A, 3.70%, due 10/1/26	327

Auto Manufacturers (0.7%)
	610	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.70%, due 5/9/16	613	@
	1,170	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.15%, due 1/9/18	1,184
			1,797
Banks (6.9%)
	640	Bank of America Corp., Subordinated Medium-Term Notes, 4.00%, due 1/22/25	653
	1,100	Bank of America Corp., Subordinated Medium-Term Notes, 4.25%, due 10/22/26	1,145
	800	Barclays PLC, Senior Unsecured Notes, 2.75%, due 11/8/19	817
	330	Branch Banking & Trust Co., Senior Unsecured Bank Notes, 1.35%, due 10/1/17	331
	805	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	805
	295	Citigroup, Inc., Subordinated Notes, 5.30%, due 5/6/44	336
	705	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	709	µ
	705	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.63%, due 2/7/16	724
	715	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.50%, due 1/23/25	735
	500	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 4.80%, due 7/8/44	569
	1,030	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	1,055	µ
	420	HSBC Holdings PLC, Subordinated Notes, 5.25%, due 3/14/44	501
	540	Huntington National Bank, Senior Unsecured Notes, 1.35%, due 8/2/16	542	@
	1,245	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,249
	540	JPMorgan Chase & Co., Subordinated Notes, 4.13%, due 12/15/26	562
	585	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	591	µ@
	715	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	708	µ
	885	Mizuho Bank Ltd., Guaranteed Notes, 2.45%, due 4/16/19	901	ñ
	950	Morgan Stanley, Senior Unsecured Notes, 1.88%, due 1/5/18	957
	820	Morgan Stanley, Subordinated Global Medium-Term Notes, 4.35%, due 9/8/26	860
	300	Morgan Stanley, Senior Unsecured Notes, 4.30%, due 1/27/45	317
	1,055	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 7/29/49	1,072	µ
	525	MUFG Union Bank N.A., Senior Unsecured Bank Notes, 2.25%, due 5/6/19	533
	380	Wells Fargo & Co., Subordinated Medium-Term Notes, 4.65%, due 11/4/44	421
	485	Wells Fargo & Co., Junior Subordinated Notes, Ser. S, 5.90%, due 12/29/49	498	µ
			17,591
Beverages (0.4%)
	325	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 4.38%, due 5/10/43	323	@
	740	Suntory Holdings Ltd., Senior Unsecured Notes, 2.55%, due 9/29/19	752	ñ
			1,075
Biotechnology (0.2%)
	590	Amgen, Inc., Senior Unsecured Notes, 2.20%, due 5/22/19	599	@

Chemicals (0.5%)
	455	Dow Chemical Co., Senior Unsecured Notes, 4.63%, due 10/1/44	494
	775	Eastman Chemical Co., Senior Unsecured Notes, 2.70%, due 1/15/20	793	@
			1,287
Commercial Services (0.3%)
	700	ERAC USA Finance LLC, Guaranteed Notes, 2.35%, due 10/15/19	709	ñ

Computers (0.2%)
	500	Hewlett-Packard Co., Senior Unsecured Notes, 2.65%, due 6/1/16	511

Diversified Financial Services (0.9%)
	400	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	410
	500	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	504	µ
	305	Jefferies Group LLC, Senior Unsecured Notes, 6.88%, due 4/15/21	349
	950	Jefferies Group LLC, Senior Unsecured Notes, 6.50%, due 1/20/43	981	@
			2,244
Electric (0.7%)
	1,260	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	1,350	@
	410	Transelec SA, Senior Unsecured Notes, 4.25%, due 1/14/25	416	ñ
			1,766
Electronics (0.2%)
	435	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	435	@

Food (0.4%)
	1,000	Grupo Bimbo SAB de CV, Guaranteed Notes, 3.88%, due 6/27/24	1,032	ñ

Gas (0.4%)
	890	Dominion Gas Holdings LLC, Senior Unsecured Notes, 4.60%, due 12/15/44	1,013

Healthcare - Services (0.2%)
	435	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.60%, due 2/1/25	445

Insurance (1.1%)
	650	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	691	µ@
	870	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	877	µ@
	1,225	TIAA Asset Management Finance Co. LLC, Senior Unsecured Notes, 4.13%, due 11/1/24	1,315	ñ
			2,883
Iron - Steel (0.0%)
	135	Vale SA, Senior Unsecured Notes, 5.63%, due 9/11/42	119	@

Media (1.3%)
	345	British Sky Broadcasting Group PLC, Guaranteed Notes, 3.75%, due 9/16/24	362	ñ
	290	CBS Corp., Guaranteed Notes, 3.50%, due 1/15/25	298
	445	DirecTV Holdings LLC, Guaranteed Notes, 4.45%, due 4/1/24	484
	705	DirecTV Holdings LLC, Guaranteed Notes, 3.95%, due 1/15/25	741
	365	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.75%, due 11/15/19	375
	345	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	345	@
	375	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	376
	460	Viacom, Inc., Senior Unsecured Notes, 2.75%, due 12/15/19	472	@
			3,453
Mining (0.9%)
	300	Freeport-McMoRan Copper & Gold, Inc., Guaranteed Notes, 3.88%, due 3/15/23	269
	2,320	Freeport-McMoRan, Inc., Guaranteed Notes, 4.55%, due 11/14/24	2,124	@
			2,393
Miscellaneous Manufacturers (0.2%)
	365	General Electric Co., Senior Unsecured Notes, 4.50%, due 3/11/44	429

Oil & Gas (3.1%)
	1,060	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	1,134	@
	560	Apache Corp., Senior Unsecured Notes, 4.75%, due 4/15/43	566
	800	BP Capital Markets PLC, Guaranteed Notes, 3.81%, due 2/10/24	837	@
	495	BP Capital Markets PLC, Guaranteed Notes, 3.54%, due 11/4/24	513
	1,365	CNOOC Nexen Finance 2014 ULC, Guaranteed Notes, 1.63%, due 4/30/17	1,362	@
	380	ConocoPhillips Co., Guaranteed Notes, 4.30%, due 11/15/44	417
	515	Noble Energy, Inc., Senior Unsecured Notes, 5.05%, due 11/15/44	526
	615	Petroleos Mexicanos, Guaranteed Notes, 5.63%, due 1/23/46	630	ñ
	525	Phillips 66, Guaranteed Notes, 4.88%, due 11/15/44	576
	770	Statoil ASA, Guaranteed Notes, 2.25%, due 11/8/19	790
	870	Transocean, Inc., Guaranteed Notes, 3.80%, due 10/15/22	642	@
			7,993
Pharmaceuticals (0.9%)
	1,080	Bayer US Finance LLC, Guaranteed Notes, 2.38%, due 10/8/19	1,108	ñ@
	700	Express Scripts Holding Co., Guaranteed Notes, 2.25%, due 6/15/19	707
	445	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	446
			2,261
Pipelines (1.3%)
	690	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	828	@
	460	Enterprise Products Operating LLC, Guaranteed Notes, 2.55%, due 10/15/19	468
	715	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 6.50%, due 9/1/39	833	@
	1,115	Kinder Morgan, Inc., Guaranteed Notes, 5.55%, due 6/1/45	1,199
			3,328
Real Estate (0.6%)
	685	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	689	ñ
	945	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 2.70%, due 9/17/19	963	ñ
			1,652
Real Estate Investment Trusts (0.6%)
	375	Health Care REIT, Inc., Senior Unsecured Notes, 2.25%, due 3/15/18	381	@
	915	Omega Healthcare Investors, Inc., Guaranteed Notes, 4.50%, due 1/15/25	950	ñ
	245	Ventas Realty L.P., Guaranteed Notes, 3.50%, due 2/1/25	250
			1,581
Retail (0.1%)
	205	Wal-Mart Stores, Inc., Senior Unsecured Notes, 4.30%, due 4/22/44	237

Telecommunications (2.2%)
	495	AT&T, Inc., Senior Unsecured Notes, 4.80%, due 6/15/44	530
	1,220	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,424	@
	1,420	Verizon Communications, Inc., Senior Unsecured Notes, 5.15%, due 9/15/23	1,631	@
	570	Verizon Communications, Inc., Senior Unsecured Notes, 5.05%, due 3/15/34	647
	730	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	995
	335	Verizon Communications, Inc., Senior Unsecured Notes, 5.01%, due 8/21/54	368	ñ
			5,595
		Total Corporate Debt Securities (Cost $64,716)	67,036

Asset-Backed Securities (1.7%)
	1,400	Aames Mortgage Investment Trust, Ser. 2006-1, Class A4, 0.73%, due 4/25/36	1,223	µ
	15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.63%, due 12/25/33	14	µ
	110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.54%, due 1/25/36	99	µ
	334	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.37%, due 4/25/36	301	µ
	2	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.43%, due 8/25/35	2	µ
	27	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.39%, due 4/25/33	26	µ
	775	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.14%, due 4/25/35	681	µ
	8	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.85%, due 3/25/33	7	µ
	750	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, 0.65%, due 4/25/35	689	µ
	770	Residential Asset Mortgage Products, Inc., Ser. 2005-RS7, Class M1, 0.67%, due 7/25/35	668	µ
	9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.71%, due 3/25/35	8	µ
	775	Soundview Home Loan Trust, Ser. 2005-DO1, Class M5, 0.81%, due 5/25/35	683	µ
	4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.85%, due 1/25/34	4	µ
		Total Asset-Backed Securities (Cost $4,401)	4,405

Government Securities (2.5%)

Sovereign (2.5%)
EUR	1,150	Italy Buoni Poliennali Del Tesoro, Bonds, 4.50%, due 3/1/26	1,653	a
MXN	12,160	Mexican Bonos, Bonds, Ser. M, 7.75%, due 11/13/42	1,014	a
ZAR	14,890	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	1,097	a
EUR	1,100	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	1,612	a
EUR	525	Spain Government Bond, Bonds, 5.15%, due 10/31/44	920	ña
		Total Government Securities (Cost $6,357)	6,296

NUMBER OF SHARES

Short-Term Investments (4.2%)
	10,899,771	State Street Institutional Liquid Reserves Fund Premier Class (Cost $10,900)	10,900	@

		Total Investments (109.8%) (Cost $273,967)	281,781	##

		Liabilities, less cash, receivables and other assets [(9.8%)]	(25,163)	¢¢

		Total Net Assets (100.0%)	$256,618

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Funda
(Unaudited) 01/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (92.5%)

Aerospace & Defense (1.4%)
1,275	BE Aerospace, Term Loan B, 4.00%, due 11/20/21	1,274
2,650	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	2,476
1,219	Transdigm Inc., Term Loan D, 3.75%, due 6/4/21	1,201
		4,951
Air Transport (1.2%)
2,095	American Airlines Inc., Term Loan B, 4.25%, due 10/10/21	2,098
1,642	United Air Lines, Inc., Term Loan B, 3.50%, due 4/1/19	1,624
354	United Air Lines, Inc., Term Loan B, 3.75%, due 9/15/21	351
185	US Airways, Term Loan B-1, 3.50%, due 5/23/19	182
		4,255
All Telecom (3.6%)
1,737	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	1,724
2,079	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	2,046
1,433	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	1,416
1,610	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	1,595
2,980	Level 3 Financing Inc., Term Loan B, 4.50%, due 1/31/22	2,981
2,493	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	2,407
968	Zayo Group, Term Loan, 4.00%, due 7/2/19	957	¢^^
		13,126
Automotive (1.8%)
623	ABRA Auto, First Lien Term Loan, 4.75%, due 9/17/21	623	Ñ
700	ABRA Auto, Second Lien Term Loan, 8.25%, due 9/19/22	698	Ñ
1,053	Allison Transmission, Term Loan B-3, 3.75%, due 8/23/19	1,047
803	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	800
2,042	Cooper Standard Automotive Inc., Term Loan, 4.00%, due 4/4/21	2,013
442	Metaldyne Corporation, Term Loan, 4.25%, due 10/20/21	441
914	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	914
		6,536
Building & Development (3.4%)
719	American Builders & Co., Inc., Term Loan B, due 4/16/20	701	Ñ¢^^
2,261	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	2,249
1,182	DTZ, First Lien Term Loan, 4.50%, due 11/4/21	1,180
595	DTZ, Second Lien Term Loan, 8.25%, due 11/4/22	587
1,087	Gates Global LLC, Term Loan, 4.25%, due 7/5/21	1,059
2,485	Jeld-Wen, Inc., Term Loan, 5.25%, due 10/15/21	2,473	Ñ
595	Mueller Water Products Inc., Term Loan, 4.00%, due 11/25/21	594
1,773	Ply Gem Industries, Inc., Term Loan, 4.00%, due 2/1/21	1,719
1,902	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	1,871
		12,433
Business Equipment & Services (11.1%)
2,460	Acosta Inc., Term Loan, 5.00%, due 9/26/21	2,463
2,094	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	2,068
70	Advantage Sales and Marketing, First Lien Term Loan DD, 4.25%, due 7/23/21	69
990	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	968
2,675	Brand Services, Inc., Term Loan, 4.75%, due 11/26/20	2,519
1,650	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	1,608
982	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/17/21	961
1,651	Brock Holdings III, First Lien Term Loan, 6.00%, due 3/16/17	1,552
1,342	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	1,094
936	CCC Information Services Inc., Term Loan, 4.00%, due 12/20/19	921
1,521	Ceridian Corp., Term Loan B-2, 4.50%, due 9/15/20	1,490
1,045	CPA Global, First Lien Term Loan, 4.50%, due 12/3/20	1,033
448	Emdeon Business Services, Term Loan B-2, 3.75%, due 11/2/18	442
125	Emdeon Business Services, Term Loan B-3, 3.75%, due 11/2/18	123	Ñ
508	FleetCor Technologies, Term Loan B, 3.75%, due 10/22/21	508
907	Garda World Security, Term Loan B, 4.00%, due 11/6/20	883
232	Garda World Security, Term Loan B, 4.00%, due 11/6/20	226
2,567	Genesys, Term Loan 2, 4.50%, due 11/13/20	2,538
1,159	IMS Health Incorporated, Term Loan B, 3.50%, due 3/17/21	1,136
1,435	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	1,429
1,210	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	1,234
2,124	Mitchell International, Inc., Term Loan, 4.50%, due 10/13/20	2,097	¢^^
1,000	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	985
673	Monitronics, Term Loan B, due 3/23/18	669	¢^^
390	PODS LLC, Term Loan B, due 1/28/22	390	¢^^
1,560	Presidio, Term Loan B, due 1/22/22	1,506	¢^^
904	Quintiles Transnational, Term Loan B-3, 3.75%, due 6/8/18	894
2,737	Servicemaster Company, Term Loan, 4.25%, due 7/1/21	2,700
2,299	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	2,289
2,240	SymphonyIRI Group, Inc., Term Loan, 4.75%, due 9/30/20	2,229	¢^^
1,232	TRANS UNION LLC, Term Loan, 4.00%, due 4/9/21	1,214
		40,238
Cable & Satellite Television (3.3%)
519	Casema Holdings BV, Term Loan B1, 3.50%, due 1/15/22	505
334	Casema Holdings BV, Term Loan B2, 3.50%, due 1/15/22	326
550	Casema Holdings BV, Term Loan B3, 3.50%, due 1/15/22	536
2,750	Charter Communications Operating LLC, Term Loan G, 4.25%, due 9/10/21	2,761	¢^^
997	Mediacom Broadband LLC, Term Loan G, 4.00%, due 1/20/20	986
2,307	Numericable (YPSO), Term Loan B-1, 4.50%, due 5/21/20	2,294
1,996	Numericable (YPSO), Term Loan B-2, 4.50%, due 5/21/20	1,985
1,230	Virgin Media, Term Loan B, 3.50%, due 6/7/20	1,209
1,446	Wide Open West, Term Loan B, 4.75%, due 4/1/19	1,436	¢^^
		12,038
Chemicals & Plastics (2.7%)
685	Angus Chemical, Term Loan B, due 1/28/22	685	¢^^
1,887	Dupont Performance Coatings, Term Loan B, 3.75%, due 2/1/20	1,847
1,310	Huntsman International LLC, Term Loan B, 3.75%, due 8/12/21	1,293
1,642	Ineos Holdings, Term Loan, 3.75%, due 5/4/18	1,597
2,596	MacDermid Inc., First Lien Term Loan B, 4.00%, due 6/7/20	2,587
1,720	PQ Corporation, Term Loan, 4.00%, due 8/7/17	1,691
		9,700
Conglomerates (0.2%)
785	Dynacast International LLC, Term Loan, due 1/28/22	781	Ñ¢^^

Containers & Glass Products (3.1%)
1,763	Ardagh Packaging, Term Loan, 4.00%, due 12/17/19	1,730
1,526	Berlin Packaging, First Lien Term Loan, 4.50%, due 10/1/21	1,514
1,120	Berlin Packaging, Second Lien Term Loan, 7.75%, due 9/30/22	1,105
1,177	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	1,151
539	Berry Plastics, Term Loan E, 3.75%, due 1/6/21	531
3,192	BWAY Corporation, Term Loan, 5.50%, due 8/14/20	3,197
1,898	Reynolds Group, Term Loan, 4.00%, due 12/1/18	1,876
		11,104
Cosmetics - Toiletries (0.3%)
246	Prestige Brands, Inc., Term Loan B-1, 4.13%, due 1/31/19	245
944	Prestige Brands, Inc., Term Loan B-2, 4.50%, due 8/31/21	943
		1,188
Drugs (1.5%)
880	Capsugel Inc., Term Loan B, 3.50%, due 8/1/18	872
3,025	Par Pharmaceutical Companies, Inc., Term Loan B-2, 4.00%, due 9/30/19	2,970	¢^^
903	Valeant Pharmaceuticals, Term Loan B, 3.50%, due 2/13/19	896
364	Valeant Pharmaceuticals, Term Loan B, 3.50%, due 8/5/20	361
402	VWR International, Inc., Term Loan, due 4/3/17	400	¢^^
		5,499
Ecological Services & Equipment (0.7%)
2,620	ADS Waste Holdings, Inc., Term Loan B-2, 3.75%, due 10/9/19	2,541

Electronics - Electrical (7.1%)
2,097	Avago Technologies, Term Loan, 3.75%, due 5/6/21	2,093
3,044	BMC Software, Term Loan, 5.00%, due 9/10/20	2,943	¢^^
943	CST, Term Loan, 4.50%, due 9/30/21	928	Ñ
2,729	Datatel-Sophia LP, First Lien Term Loan B-1, 4.00%, due 7/19/18	2,697
2,000	Dell, Term Loan B, 4.50%, due 4/29/20	2,001
1,353	Epicor Software Corp., Term Loan B-2, 4.00%, due 5/16/18	1,348
3,122	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	3,075
1,288	Go Daddy, Term Loan, 4.75%, due 5/5/21	1,280
1,398	Infor Global Solutions Ltd., Term Loan B-5, 3.75%, due 6/3/20	1,364
1,705	Ship Luxco 3 S.a.r.l., Term Loan B2A-II, 5.25%, due 11/29/19	1,700
1,226	SkillSoft, First Lien Term Loan, 5.75%, due 4/28/21	1,171
1,575	SkillSoft, Second Lien Term Loan, 9.25%, due 4/28/22	1,429
769	Vantiv, Term Loan B, 3.75%, due 6/13/21	762
3,040	Zebra Technologies, Term Loan, 4.75%, due 10/27/21	3,055
		25,846
Financial Intermediaries (5.6%)
2,418	CITCO, Term Loan, 4.25%, due 6/29/18	2,396
4,364	First Data Corporation, Term Loan, 4.17%, due 3/24/21	4,311
899	Grosvenor Capital Management Holdings, LLP, Term Loan, 3.75%, due 1/4/21	875
1,617	Guggenheim Partners, Term Loan, 4.25%, due 7/22/20	1,609
2,268	Home Loan Servicing Solutions, Term Loan, 4.50%, due 6/26/20	2,110	Ñ
137	Mondrian Investment, Term Loan B-1, 4.00%, due 3/9/20	136
2,864	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	2,666
495	Royalty Pharma, Term Loan B-4, 3.50%, due 11/9/20	495
2,462	SAM Finance, Term Loan, 4.25%, due 12/17/20	2,448
3,745	Walter Investment Mgmt, Term Loan B, 4.75%, due 12/18/20	3,267
		20,313
Food & Drug Retailers (0.9%)
3,240	Rite Aid Corp., Second Lien Term Loan 2, 4.88%, due 6/21/21	3,238

Food Products (2.0%)
256	DE Master Blenders 1753 NV, Term Loan B, 3.50%, due 7/31/21	253	Ñ
1,917	Del Monte Corp., Term Loan, 3.50%, due 3/9/20	1,838
2,004	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	1,850
1,550	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	1,325
893	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	891
631	Pinnacle Foods Finance LLC, Term Loan G, 3.00%, due 4/29/20	617
614	Pinnacle Foods Finance LLC, Term Loan H, 3.00%, due 4/29/20	601
		7,375
Food Service (0.7%)
2,665	Burger King Corporation, Term Loan B, 4.50%, due 12/12/21	2,666

Health Care (6.4%)
449	AmSurg Corp., Term Loan, 3.75%, due 7/16/21	447
2,785	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	2,782
3,019	dj Orthopedics LLC, Term Loan B, 4.25%, due 9/15/17	3,008
1,407	EMS-Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	1,399
2,581	IASIS Healthcare Corporation, Term Loan B-2, 4.50%, due 5/3/18	2,576
2,641	Immucor, Term Loan B-2, 5.00%, due 8/19/18	2,618
1,202	Kindred Healthcare, Term Loan, 4.25%, due 4/9/21	1,181
888	Knowledge Learning Corporation, Term Loan, 5.25%, due 3/18/21	886	Ñ
2,596	Multiplan, Inc., Term Loan, 3.75%, due 3/31/21	2,529
2,095	Pharmaceutical Product Development, Inc., Term Loan, 4.00%, due 12/5/18	2,084
653	Sage Products Holdings III, LLC, First Lien Term Loan, 5.00%, due 12/13/19	656
230	Select Medical, Term Loan B, 3.75%, due 6/1/18	227
2,886	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	2,874
		23,267
Home Furnishings (1.0%)
3,082	AOT Bedding Super Holdings, LLC, Term Loan, 4.25%, due 10/1/19	3,052
643	Mattress Holdings Corp., Term Loan, 5.25%, due 10/20/21	643
		3,695
Industrial Equipment (5.0%)
483	AECOM Technology Corp., Term Loan B, 3.75%, due 10/15/21	483
1,913	Crosby Worldwide, First Lien Term Loan, 3.75%, due 11/23/20	1,721	Ñ
1,005	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	884	Ñ
1,591	Doosan Infracore, Term Loan B, 4.50%, due 5/28/21	1,587
840	Filtration Group, First Lien Term Loan, 4.50%, due 11/20/20	834
1,538	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	1,511	Ñ
1,205	Gardner Denver, Term Loan, 4.25%, due 7/30/20	1,125	¢^^
1,326	Husky Injection Molding, Term Loan, 4.25%, due 6/30/21	1,300
1,375	Husky Injection Molding, Second Lien Term Loan, 7.25%, due 6/30/22	1,306	Ñ
808	Mauser, First Lien Term Loan, 4.50%, due 7/31/21	788
900	Mauser, Second Lien Term Loan, 8.25%, due 7/31/22	873
1,523	Minimax Viking, Term Loan B1, 4.25%, due 8/14/20	1,515	Ñ
2,764	Rexnord Corp., Term Loan B, 4.00%, due 8/21/20	2,716
428	Signode Industrial, Term Loan B, 3.75%, due 5/1/21	415	Ñ
908	VAT Holding, Term Loan, 4.75%, due 2/11/21	891
		17,949
Insurance (0.6%)
798	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	769
1,340	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	1,256
		2,025
Leisure Goods - Activities - Movies (2.9%)
2,075	Bombardier Recreational Products Inc., Term Loan B, 4.00%, due 1/30/19	2,022
3,148	Emerald Expositions Holdings, Term Loan, 4.75%, due 6/17/20	3,109	Ñ
2,508	Formula One, Term Loan B3, 4.75%, due 7/30/21	2,424
425	NCL CORP., Term Loan B, 4.00%, due 11/19/21	425
1,554	SRAM, First Lien Term Loan, 4.02%, due 4/10/20	1,518
1,090	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	1,052
		10,550
Lodging & Casinos (9.1%)
2,320	Aristocrat Leisure, Term Loan, 4.75%, due 10/20/21	2,281
1,939	Boyd Gaming Corporation, Term Loan B, 4.00%, due 8/14/20	1,904
1,980	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	1,967
3,025	CityCenter, Term Loan B, 4.25%, due 10/16/20	3,006	¢^^
1,730	Extended Stay, Term Loan, 5.00%, due 6/24/19	1,732	¢^^
1,422	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 6/27/20	1,402
640	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	636
1,497	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	1,478
2,816	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	2,720
1,952	Peninsula Gaming, Term Loan B, 4.25%, due 11/20/17	1,941
1,729	Pinnacle Entertainment, Term Loan B-2, 3.75%, due 8/13/20	1,704
360	Scientific Games Corp., Term Loan, 6.00%, due 10/18/20	355
4,135	Scientific Games Corp., Term Loan B-2, 6.00%, due 10/1/21	4,077
1,785	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	1,785	Ñ
2,769	Station Casinos, Term Loan B, 4.25%, due 3/2/20	2,725
3,124	Twin Rivers Casino, Term Loan, 5.25%, due 7/10/20	3,118
		32,831
Nonferrous Metals - Minerals (0.5%)
2,167	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	1,813

Oil & Gas (1.3%)
380	Everest Acquisition LLC, Term Loan B-2, 4.50%, due 4/30/19	357
1,845	Fieldwood Energy, Term Loan, 3.88%, due 9/28/18	1,688
467	Fieldwood Energy, Second Lien Term Loan, 8.38%, due 9/30/20	279
2,450	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	1,586
1,210	Samson Investment Company, Second Lien Term Loan 1, 5.00%, due 9/25/18	750
		4,660
Publishing (2.4%)
2,185	EMI Publishing, Term Loan B-2, 3.75%, due 6/29/18	2,161
1,784	Interactive Data Corporation, Term Loan, 4.75%, due 5/2/21	1,776
2,261	Springer Science+Business Media S.A., Term Loan B3, 4.75%, due 8/14/20	2,234
2,439	Tribune Company, Term Loan, 4.00%, due 12/27/20	2,406
		8,577
Radio & Television (3.0%)
2,818	Cumulus Media, Term Loan, 4.25%, due 12/23/20	2,754
432	Gray Television Inc., Term Loan, 3.75%, due 6/13/21	426
2,729	iHeartCommunications Inc., Term Loan D, 6.92%, due 1/30/19	2,541
2,015	Media General, Term Loan B, 4.25%, due 7/31/20	2,002
2,182	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	2,148
898	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	884
		10,755
Retailers (except food & drug) (3.7%)
2,433	99¢ Only Stores, Term Loan B-2, 4.50%, due 1/11/19	2,407
1,856	Amscan Holdings, Inc., Term Loan, 4.00%, due 7/27/19	1,814
1,065	Burlington Coat, Term Loan B-3, 4.25%, due 8/13/21	1,055
180	CDW Corp., Term Loan, due 4/29/20	176	¢^^
2,474	Coinmach Corp., First Lien Term Loan, 4.25%, due 11/14/19	2,432
1,001	Hudson's Bay Company, First Lien Term Loan, 4.75%, due 11/4/20	1,002
1,027	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	1,007
785	Michaels Stores Inc., Term Loan, 4.00%, due 1/28/20	776
895	Neiman Marcus Group Inc., Term Loan, 4.25%, due 10/25/20	867
707	PETCO Animal Supply Inc., Term Loan, 4.00%, due 11/24/17	699
434	Pilot Travel Centers, Term Loan B, 4.25%, due 10/1/21	435
700	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	678
		13,348
Steel (1.3%)
2,113	FMG Resources, Term Loan, 3.75%, due 6/30/19	1,849
1,674	McJunkin Red Man Corporation, Term Loan, 5.00%, due 11/8/19	1,529
1,243	TMS International, Term Loan B, 4.50%, due 10/16/20	1,187	Ñ¢^^
		4,565
Surface Transport (0.2%)
913	Hertz Corporation, Term Loan B-1, 4.00%, due 3/11/18	907

Utilities (4.5%)
196	Calpine Corp., Term Loan B-2, due 4/1/18	195	¢^^
2,061	Calpine Corp., Term Loan, 4.00%, due 10/31/20	2,035
2,605	Dynegy Holdings Inc., Term Loan B-2, 4.00%, due 4/23/20	2,574
1,273	Equipower Resources, First Lien Term Loan B, 4.25%, due 12/21/18	1,264
954	Equipower Resources, First Lien Term Loan C, 4.25%, due 12/31/19	948
3,144	Essential Power, Term Loan, 4.75%, due 8/8/19	3,093
2,795	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	2,735
1,825	TPF II, Term Loan, 5.50%, due 10/2/21	1,829
1,650	TXU Energy, Term Loan, 4.25%, due 6/19/16	1,647
		16,320
	Total Bank Loan Obligations (Cost $342,257)	335,090

Corporate Debt Securities (2.9%)

Advertising (0.2%)
564	WMG Acquisition Corp., Senior Secured Notes, 5.63%, due 4/15/22	558	ñ

Building & Construction (0.2%)
685	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	703	@

Cable & Satellite Television (0.2%)
615	CSC Holdings LLC, Senior Unsecured Notes, 7.88%, due 2/15/18	688	@

Electric - Generation (0.2%)
635	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	693	@

Electric - Integrated (0.3%)
1,150	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	1,116	ñ@

Energy - Exploration & Production (0.3%)
470	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	405	ñ@
530	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	452
360	EP Energy LLC/Everest Acquisition Finance, Inc., Secured Notes, 6.88%, due 5/1/19	365
		1,222
Food - Wholesale (0.0%)
110	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	105	ñ

Gaming (0.3%)
1,000	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,083

Health Facilities (0.3%)
1,150	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	1,147	ñ

Media Content (0.4%)
690	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	704	@
680	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	709	ñ@
		1,413
Packaging (0.2%)
695	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	682	ñ@

Telecom - Satellite (0.2%)
690	Intelsat Luxembourg SA, Guaranteed Notes, 6.75%, due 6/1/18	702	@
Telecom - Wireless (0.1%)
405	Wind Acquisition Finance SA, Senior Secured Notes, 6.50%, due 4/30/20	421	ñ
	Total Corporate Debt Securities (Cost $10,782)	10,533

NUMBER OF SHARES

Short-Term Investments (2.4%)
34	State Street Institutional Government Money Market Fund Premier Class	0
8,688,368	State Street Institutional Treasury Money Market Fund Premier Class	8,688	@

	Total Short-Term Investments (Cost $8,688)	8,688

	Total Investments (97.8%) (Cost $361,727)	354,311	##

	Cash, receivables and other assets, less liabilities (2.2%)	7,826

	Total Net Assets (100.0%)	$362,137

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Funda
(Unaudited) 01/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (2.5%)

All Telecom (0.3%)
5,217	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	5,134
4,551	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	4,507
		9,641
Automotive (0.1%)
1,651	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	1,644

Business Equipment & Services (0.3%)
1,679	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	1,658
42	Advantage Sales and Marketing, First Lien Term Loan DD, 4.25%, due 7/23/21	41
4,958	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	4,847	¢^^
5,110	Presidio, Term Loan B, due 1/22/22	4,934	¢^^
		11,480
Electronics - Electrical (1.0%)
15,251	Avago Technologies, Term Loan, 3.75%, due 5/6/21	15,217
4,456	Datatel-Sophia LP, Term Loan B-1, 4.00%, due 7/19/18	4,403
15,763	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	15,527
		35,147
Financial Intermediaries (0.1%)
3,501	Walter Investment Mgmt, Term Loan B, 4.75%, due 12/18/20	3,055

Lodging & Casinos (0.6%)
19,367	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	18,704
3,600	Scientific Games Corp., Term Loan B-2, 6.00%, due 10/1/21	3,549
		22,253
Publishing (0.1%)
4,605	Tribune Company, Term Loan, 4.00%, due 12/27/20	4,542
	Total Bank Loan Obligations (Cost $88,998)	87,762

Corporate Debt Securities (92.0%)

Advertising (1.5%)
8,710	Anna Merger Sub, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	8,797	ñ
17,095	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	18,035
4,150	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	4,233
11,215	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	11,566
9,670	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	9,694	ñ
		52,325
Aerospace & Defense (0.1%)
5,310	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	4,407

Auto Loans (0.2%)
7,000	General Motors Financial Co., Inc., Guaranteed Notes, 4.25%, due 5/15/23	7,330

Automakers (1.3%)
11,670	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	12,268	@
14,925	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	16,604
5,820	General Motors Co., Senior Unsecured Notes, 6.25%, due 10/2/43	7,271
6,430	General Motors Co., Senior Unsecured Notes, 5.20%, due 4/1/45	7,198
		43,341
Beverages (0.3%)
1,985	Constellation Brands, Inc., Guaranteed Notes, 3.88%, due 11/15/19	2,042
6,230	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	6,386
2,890	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	3,042
		11,470
Building & Construction (1.7%)
6,670	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	6,637
11,665	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	12,540
6,165	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	6,327
10,750	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	10,685	@
4,430	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	4,297
3,065	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	3,448
4,605	Standard Pacific Corp., Guaranteed Notes, 5.88%, due 11/15/24	4,570
12,095	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	11,400	ñ
		59,904
Building Materials (0.9%)
3,430	Masco Corp., Senior Unsecured Notes, 5.95%, due 3/15/22	3,822
14,520	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	16,662	@
10,615	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	11,093	ñ
		31,577
Cable & Satellite Television (5.6%)
21,555	Altice SA, Senior Secured Notes, 7.75%, due 5/15/22	22,255	ñ
375	Altice SA, Guaranteed Notes, 7.63%, due 2/15/25	375	ñ
3,840	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	3,989
3,750	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	3,890
5,245	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	5,265
13,005	CCOH Safari LLC, Guaranteed Notes, 5.75%, due 12/1/24	13,184
14,347	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	14,921	ñ
9,022	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	8,819	ñ
5,075	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	5,697
9,850	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	10,022
14,239	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	15,467
20,285	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	20,386
15,015	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	15,015	ñ
23,835	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	24,381	ñ
4,265	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	4,414	ñ
7,060	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	7,360	ñ
7,975	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	8,394	ñ
6,180	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	6,412	ñ
2,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	2,060
		192,306
Chemicals (1.7%)
11,190	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	11,232
15,890	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	17,082
3,050	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	3,164	ñ
21,595	PQ Corp., Secured Notes, 8.75%, due 5/1/18	22,162	ñ
6,360	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	6,773	ñ
		60,413
Consumer - Commercial Lease Financing (7.0%)
14,580	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	14,689	ñ
19,575	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	20,211	ñ
9,195	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	9,402
11,055	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	11,857	@
21,230	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	25,317	@
2,550	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, due 9/30/24	2,642
2,150	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	2,231
14,185	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	15,284	ñ
23,205	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	23,147
11,450	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	12,223
8,265	GMAC LLC., Senior Unsecured Notes, 8.00%, due 11/1/31	10,806
6,325	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	7,179
4,910	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	4,965
15,525	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	17,116
8,260	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	10,449
4,780	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 8/15/22	5,282
29,535	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	29,757
10,345	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	10,702
1,435	SLM Corp., Senior Unsecured Notes, 5.50%, due 1/25/23	1,378
8,585	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	8,370
		243,007
Electric - Generation (2.4%)
3,105	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	3,330	ñ
3,940	Dynegy Finance I, Inc./Dynegy Finance II, Inc., Senior Secured Notes, 6.75%, due 11/1/19	4,053	ñ
10,910	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	11,906
18,776	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	19,903
26,625	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	28,555
13,350	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	13,717
		81,464
Electric - Integrated (0.4%)
15,770	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	15,297	ñ

Electronics (0.9%)
3,215	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	3,191
6,120	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	6,349
10,490	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	10,910
1,609	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	1,706
9,760	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	10,321	ñ
		32,477
Energy - Exploration & Production (10.4%)
7,290	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	6,980	ñ
1,995	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	1,945
7,220	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	6,227	ñ
10,065	California Resources Corp., Guaranteed Notes, 5.50%, due 9/15/21	8,455	ñ
4,505	California Resources Corp., Guaranteed Notes, 6.00%, due 11/15/24	3,694	ñ
5,150	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	5,485
10,220	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	10,948
1,465	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	1,546
11,625	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	11,538
5,330	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	5,556
6,380	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	6,380
1,830	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	1,610
32,470	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	27,681
40,366	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	40,669
20,212	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	12,885
18,965	EXCO Resources, Inc., Guaranteed Notes, 8.50%, due 4/15/22	11,569
7,690	Laredo Petroleum, Inc., Guaranteed Notes, 7.38%, due 5/1/22	7,363
37,795	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	28,819
12,775	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	10,252
25,225	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	19,045
14,640	Linn Energy LLC, Guaranteed Notes, 6.50%, due 9/15/21	10,760
26,663	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	26,330	@
4,900	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	4,839
12,375	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	11,416
10,990	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	10,358
9,790	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	9,203
6,995	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/24	6,383
6,000	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	4,305
22,206	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	15,433
17,700	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	12,036
16,495	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	11,052
7,275	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	6,929
4,450	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 9/15/24	4,138
		361,829
Food & Drug Retailers (0.5%)
6,195	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	6,799
10,775	Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	11,260
		18,059
Food - Wholesale (0.5%)
17,995	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	17,185	ñ

Gaming (6.6%)
6,143	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	6,389
3,395	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	3,480
31,120	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	32,112
5,255	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	5,465
18,860	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	20,605	ñ
6,340	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	6,705
10,430	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	10,821
17,505	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	19,737
5,445	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	5,391	ñ
25,830	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	26,217
14,215	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	15,388
12,055	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	12,597	ñ
635	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	651
6,315	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	6,615
4,905	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	3,384	ñ
13,620	Scientific Games Int'l, Inc., Senior Secured Notes, 7.00%, due 1/1/22	13,773	ñ
21,795	Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	19,997	ñ
15,510	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	16,285
3,572	Wynn Las Vegas LLC, Senior Unsecured Notes, 7.75%, due 8/15/20	3,795
		229,407
Gas Distribution (5.1%)
4,075	Access Midstream Partners L.P., Senior Unsecured Notes, 4.88%, due 5/15/23	4,197
4,340	Access Midstream Partners L.P., Senior Unsecured Notes, 4.88%, due 3/15/24	4,481
21,290	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	22,301
20,491	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	21,464
3,475	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 5.88%, due 4/15/21	3,640
12,154	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	13,005
7,760	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	8,635
8,280	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	8,592
13,325	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	12,992
7,205	Kinder Morgan Finance Co. LLC, Guaranteed Notes, 6.00%, due 1/15/18	7,856	ñ
1,990	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 5.50%, due 2/15/23	2,057
11,883	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.50%, due 7/15/23	11,764
3,600	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	3,816
10,485	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	11,481
6,135	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	6,411
7,785	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 4.50%, due 11/1/23	7,863
2,180	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	2,191
4,397	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	4,650
6,465	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	6,304	ñ
6,980	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	6,526
2,490	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	2,524	ñ
3,585	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	3,639	ñ
		176,389
Health Facilities (6.3%)
9,195	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	9,505	ñ
4,670	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	4,836
5,220	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	5,559
4,720	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	4,891
20,585	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	21,897
8,400	Columbia/HCA Corp., Guaranteed Notes, 7.69%, due 6/15/25	9,408
1,370	Columbia/HCA Corp., Guaranteed Notes, 7.05%, due 12/1/27	1,391
11,125	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	11,434
4,910	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	5,205
8,465	HCA, Inc., Senior Secured Notes, 4.25%, due 10/15/19	8,708
11,105	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	12,479
2,815	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	2,949
12,905	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	13,808
4,230	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	4,370
22,460	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	23,527
11,760	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	12,407
6,590	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	6,969
9,625	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	10,455
2,800	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	2,793	ñ
9,530	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	10,054
7,820	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	8,446
14,765	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	16,647
4,825	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	4,584
5,565	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	5,955
		218,277
Health Services (0.5%)
5,190	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	5,268	ñ
3,210	Omnicare, Inc., Guaranteed Notes, 4.75%, due 12/1/22	3,322
2,140	Omnicare, Inc., Guaranteed Notes, 5.00%, due 12/1/24	2,226
5,595	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	5,820
		16,636
Investments & Misc. Financial Services (0.8%)
2,475	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	2,478
6,965	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	7,087
20,950	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	17,755
		27,320
Machinery (1.2%)
15,290	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	16,838
5,335	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	5,522
6,800	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	6,902
6,760	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	7,309
4,855	The Manitowoc Co., Inc., Guaranteed Notes, 5.88%, due 10/15/22	5,231
		41,802
Media - Diversified (1.3%)
11,695	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	12,119
12,430	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	12,865
4,540	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	4,676
1,460	Gannett Co., Inc., Guaranteed Notes, 4.88%, due 9/15/21	1,460	ñ
2,190	Gannett Co., Inc., Guaranteed Notes, 5.50%, due 9/15/24	2,212	ñ
9,845	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	10,116
		43,448
Media Content (2.8%)
5,581	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	6,028
15,920	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	16,238
7,960	iHeartCommunications, Inc., Senior Unsecured Notes, 10.00%, due 1/15/18	6,905
3,478	iHeartCommunications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	3,113
4,095	iHeartCommunications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	3,993
24,658	iHeartCommunications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	25,336
5,535	iHeartCommunications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	4,428
1,355	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	1,321	ñ
14,831	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	15,461	ñ
2,275	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	2,434	ñ
10,349	Univision Communications, Inc., Senior Secured Notes, 6.75%, due 9/15/22	11,255	ñ
		96,512
Medical Products (1.3%)
700	DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.75%, due 3/15/18	718
8,300	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	8,300
4,525	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	4,922	ñ
3,680	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	3,777	ñ
2,825	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	3,153	ñ
9,125	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	9,604	ñ
10,480	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	11,580	ñ
4,450	Fresenius US Finance II, Inc., Guaranteed Notes, 4.25%, due 2/1/21	4,561	ñ
		46,615
Metals - Mining Excluding Steel (0.6%)
6,225	Alcoa, Inc., Senior Unsecured Notes, 5.13%, due 10/1/24	6,808
17,945	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	15,567
		22,375
Packaging (4.1%)
3,730	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	3,931
47,110	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	52,410	@
3,075	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	3,029	ñ
5,960	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	5,852	ñ
3,648	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	3,894
5,605	Owens-Brockway Glass Container, Inc., Senior Unsecured Notes, 5.00%, due 1/15/22	5,836	ñ
35,100	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	37,294
16,590	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	17,523
4,545	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	4,619
5,875	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	6,183
		140,571
Pharmaceuticals (2.7%)
6,370	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.00%, due 7/15/19	6,673	ñ
3,050	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.25%, due 1/15/22	3,241	ñ
18,085	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	17,814	ñ
4,115	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Guaranteed Notes, 6.00%, due 2/1/25	4,205	ñ
9,620	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	10,293	ñ
3,370	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	3,585	ñ
1,791	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	1,855	ñ
41,742	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	44,142	ñ
		91,808
Printing & Publishing (2.0%)
2,516	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	2,793
24,035	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	27,760
17,115	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	18,998
10,620	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	11,788
4,775	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	4,894
4,365	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	4,387
		70,620
Real Estate Dev. & Mgt. (0.2%)
5,310	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	5,708	ñ

Recreation & Travel (0.3%)
5,845	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	5,933
5,505	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	5,546	ñ
		11,479
Software - Services (3.6%)
11,469	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	13,003
39,242	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	46,551	@
4,910	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	5,567
4,316	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	4,974
2,615	Infor Software Parent LLC/Infor Software Parent, Inc., Guaranteed Notes, 7.13% Cash/7.88% PIK, due 5/1/21	2,628	ñc
4,965	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	5,176	ñ
4,840	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	4,888	ñ
9,000	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63% Cash/10.38% PIK, due 12/1/18	9,000	ñc
15,580	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	16,632	ñ
1,887	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	1,960
8,145	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	8,685
6,520	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	6,797
		125,861
Specialty Retail (0.4%)
2,370	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	2,571
3,133	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	3,767
2	Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Senior Unsecured Notes, 7.50% Cash/8.25% PIK, due 8/1/18	2	ñc
5,295	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	5,719
		12,059
Steel Producers - Products (1.2%)
8,015	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	8,516
16,274	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	16,803
15,225	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	15,758
		41,077
Support - Services (3.3%)
2,850	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	2,766
3,750	AECOM Technology Corp., Guaranteed Notes, 5.88%, due 10/15/24	3,914	ñ
2,460	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	2,343
25,285	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	20,607
5,000	Hertz Corp., Guaranteed Notes, 6.75%, due 4/15/19	5,150
5,885	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	5,973
3,585	IHS, Inc., Guaranteed Notes, 5.00%, due 11/1/22	3,614	ñ
5,170	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	5,526
30,860	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	31,400
10,472	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	11,074	@
4,724	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	4,925
5,860	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	6,307
8,660	United Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	9,364
		112,963
Technology Hardware & Equipment (0.2%)
2,325	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	2,238	ñ
5,025	CommScope, Inc., Guaranteed Notes, 5.50%, due 6/15/24	4,855	ñ
		7,093
Telecom - Satellite (1.4%)
7,365	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	7,871
9,035	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	9,024	ñ
12,395	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	12,240
10,185	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	10,096
9,570	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	9,678
		48,909
Telecom - Wireless (5.2%)
11,390	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	11,538
8,570	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	8,911
3,910	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	4,037
12,580	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	11,558
19,143	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	19,574
17,650	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	17,623
20,400	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	20,680
7,270	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	8,379	ñ
14,045	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	14,550
8,630	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	8,960
3,740	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	3,847
3,680	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	3,818
8,680	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	8,875
5,125	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	5,343
2,235	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	2,319
4,830	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	4,957
25,680	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	24,910	ñ
		179,879
Telecom - Wireline Integrated (4.6%)
10,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	10,540
3,065	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	3,318
3,795	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	4,231
22,347	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	24,135
12,290	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	14,195
4,115	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 3/15/19	4,501
11,560	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	12,253
16,915	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	17,951
12,320	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	13,413
10,320	Telecom Italia Capital SA, Guaranteed Notes, 6.00%, due 9/30/34	10,604
2,000	Telecom Italia Capital SA, Guaranteed Notes, 7.20%, due 7/18/36	2,225
5,540	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	5,762	ñ
16,570	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	16,716
3,795	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	3,852
14,915	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	14,971
		158,667
Theaters & Entertainment (0.9%)
19,691	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	21,094	ñ
8,991	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	8,935
		30,029
	Total Corporate Debt Securities (Cost $3,193,327)	3,187,895

NUMBER OF SHARES

Short-Term Investments (3.8%)
130,192,653	State Street Institutional Liquid Reserves Fund Premier Class (Cost $130,193)	130,193

	Total Investments (98.3%) (Cost $3,412,518)	3,405,850	##

	Cash, receivables and other assets, less liabilities (1.7%)	58,355

	Total Net Assets (100.0%)	$3,464,205

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Funda
(Unaudited) 1/31/15

PRINCIPAL		VALUE†
AMOUNT		($000's omitted)z
($000's omitted)

Municipal Notes (100.9%)

Alaska (1.6%)
2,100	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/25	2,627

Arizona (0.4%)
575	Tucson Cert. of Participation Ref., Ser. 2014, (AGM Insured), 4.00%, due 7/1/21	655

Arkansas (0.8%)
1,145	Springdale Sales & Use Rev., Ser. 2012, 3.00%, due 11/1/21	1,226

California (10.5%)
675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	800
2,000	California G.O. Ref., Ser. 2013, 5.00%, due 11/1/25	2,475
1,040	California St. Hlth. Facs. Fin. Au. Ref. Rev. (NCROC - Paradise Valley Estates Proj.), Ser. 2013, 3.00%, due 1/1/21	1,128	ß
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,079	µß
500	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	594	ß
250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	295	ß
795	Inglewood Pub. Fin. Au. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	839
1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,550
200	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/27	225
300	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/28	335
625	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	664
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,125
1,500	San Francisco City & Co. G.O. Ref., Ser. 2015-R1, 4.00%, due 6/15/30	1,660	Ø
1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,839
740	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	529
645	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	441
440	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 2.63%, due 6/1/21	451
		17,029
Colorado (0.8%)
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	764	@
500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	554
		1,318
District of Columbia (1.6%)
460	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/21	545	ß
350	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/22	417	ß
1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,174	ß
505	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 2.15%, due 6/1/15	505	ß
		2,641
Florida (11.5%)
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,128
2,300	Collier Co. Gas Tax Ref. Rev., Ser. 2012, 5.00%, due 6/1/16	2,438	@
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,509
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,445	µ@
900	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,068
2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/32	2,149
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,207
750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	749
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,485	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,868	ß
2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,138	@
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,398
		18,582
Georgia (3.7%)
1,000	Bartow Co. Dev. Au. Rev. (Georgia Pwr. Co. Plant Bowen), Ser. 1997, 2.38%, due 9/1/29 Putable 8/10/17	1,034	µß
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,979	ß
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,299
500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	510	µß
500	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.), Ser. 2014, 5.00%, due 4/1/22	578	ß
540	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.), Ser. 2014, 5.00%, due 4/1/25	637	ß
		6,037
Illinois (8.9%)
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,085
1,165	Chicago Park Dist. G.O., Ser. 2011-C, 5.00%, due 1/1/24	1,349
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,720
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.35%, due 12/1/29	1,137
1,195	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.63%, due 12/1/32	1,371
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,246
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	514
1,000	Illinois St. G.O., Ser. 2013, 5.50%, due 7/1/25	1,177
1,000	Illinois St. G.O., Ser. 2014, 4.00%, due 2/1/23	1,077
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	528
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	562
950	Springfield G.O., Ser. 2014, 4.25%, due 12/1/27	1,039
1,415	Springfield G.O., Ser. 2014, 5.00%, due 12/1/28	1,657
		14,462
Indiana (5.8%)
1,000	Boone Co. Hosp. Assoc. Lease Rev., Ser. 2005, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/10/17	1,020
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	543	ß
2,225	Indiana St. Fin. Au. Env. Rev. (So. Indiana Gas & Elec. Co.), Ser. 2013-E, 1.95%, due 5/1/37 Putable 9/14/17	2,267	µß
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,864
940	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,117
1,280	Indiana St. Muni. Pwr. Agcy. Rev., Ser. 2011-A, 5.00%, due 1/1/18	1,433
1,200	Rockport PCR Ref. Rev. (Indiana Michigan Pwr. Co. Proj.), Ser. 2009-A, 1.75%, due 6/1/25 Putable 6/1/18	1,213	µß
		9,457
Kansas (0.5%)
720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	745	ß

Louisiana (1.9%)
1,280	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Plaquemines Proj.), Ser. 2012, (AGM Insured), 4.00%, due 9/1/21	1,409
395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	436
500	New Orleans Swr. Svc. Ref. Rev., Ser. 2014, 5.00%, due 6/1/23	601
570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	573
		3,019
Massachusetts (1.6%)
1,500	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/19	1,671	Ø
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	354
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	516	ß
		2,541
Michigan (2.5%)
2,000	Brighton Area Sch. Dist. G.O. (Sch. Bldg. & Site), Ser. 2013-II, 5.00%, due 5/1/20	2,322
350	Forest Hills Pub. Schs. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	354
425	L'Anse Creuse Pub. Schs. G.O. Ref., Ser. 2015, 5.00%, due 5/1/21	513	Ø
900	Michigan St. Hosp. Fin. Au. Rev. (Ascension Hlth. Credit Group), Ser. 2010-F4, 1.95%, due 11/15/47 Putable 4/1/20	929	µß
		4,118
Minnesota (0.5%)
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	872

Mississippi (1.7%)
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,240
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,575
		2,815
Missouri (0.5%)
700	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. (BJC Hlth. Sys.), Ser. 2014, 5.00%, due 1/1/20	827	ß
Montana (1.2%)
2,000	Livingston Rev. RANS (Livingston Healthcare Proj.), Ser. 2013, 2.00%, due 12/1/15	2,001	ß

Nevada (0.5%)
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	872

New Jersey (4.6%)
305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	335
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	167
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,130
1,000	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	1,170
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,163
2,000	New Jersey Trans. Trust Fund Au., Ser. 2006-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/15/21	2,382
360	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/20	392
370	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/21	405
295	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/23	342
		7,486
New York (9.6%)
250	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/24	301	ß
365	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/25	434	ß
390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/26	461	ß
880	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	994
485	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	542
500	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/22	560
520	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	584
1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,112	@
1,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/25	1,246
500	New York St. Dorm. Au. Ref. Rev. (Pratt Institute), Ser. 2015-A, 3.63%, due 7/1/36	505	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	2,411
1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,218
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	870
1,000	Rockland Co. G.O., Ser. 2014-A, (AGM Insured), 5.00%, due 3/1/16	1,045
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,236
850	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	965	ß
		15,484
North Carolina (0.7%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	763
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	333	ß
		1,096
Ohio (0.9%)
450	Lorain G.O., Ser. 2013, (AGM Insured), 3.63%, due 12/1/25	476
900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	957
		1,433
Oregon (0.2%)
260	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	262

Pennsylvania (4.0%)
1,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	1,061
1,285	Pennsylvania St. HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,307
1,870	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	2,058
2,000	Pocono Mountain Sch. Dist. G.O. Ref., Ser. 2015, (BAM Insured), 4.00%, due 10/1/16	2,103	Ø
		6,529
Rhode Island (3.0%)
1,250	Cranston G.O., Ser. 2012-B, 3.00%, due 7/1/16	1,291
1,125	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	1,309	ß
870	Rhode Island St. Providence Plantation Lease Cert. of Participation (Pastore Ctr. Energy Conservation Proj.), Ser. 2014-A, 5.00%, due 11/1/18	993
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,287
		4,880
South Carolina (2.3%)
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	1,001
2,335	South Carolina St. Pub. Svc. Au. Ref. Rev. (Santee Cooperative), Ser. 2012-A, 4.00%, due 12/1/20	2,665	@
		3,666
Tennessee (3.0%)
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,109
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board (Belmont Univ.), Ser. 2012, 5.00%, due 11/1/26	1,141	ß
1,600	Metro. Nashville Arpt. Au. Ref. Rev. Imp., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,625
		4,875
Texas (9.8%)
250	Alamo Comm. College Dist. G.O. (Maintenance Tax Notes), Ser. 2011, 4.00%, due 2/15/20	285
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	819
705	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/20	797
2,000	Denton Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2014-B, 2.00%, due 8/1/44 Putable 8/1/19	2,068	µ
250	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	251
500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	508
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	252	ß
2,000	Houston Independent Sch. Dist. G.O. (Limited Tax), Ser. 2012, 0.95%, due 6/1/29 Putable 6/1/17	2,007	µ
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,302
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	1,569
1,500	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,763
590	McKinney G.O., Ser. 2014, 5.00%, due 8/15/24	752
160	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	176	ß
200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	221	ß
200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	220	ß
225	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	247	ß
220	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	241	ß
375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	397
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	597
1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,142
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	276
		15,890
Utah (2.5%)
445	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svcs. Inc.), Ser. 2001, (AMBAC Insured), 5.13%, due 2/15/33	514	ß
2,250	Utah St. Transit Au. Sales Tax Rev. Ref., Subser. 2014-B, 1.60%, due 6/15/18	2,293
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,205
		4,012
Vermont (0.4%)
685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/29	712

Virginia (2.4%)
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	2,187
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,705
		3,892
Washington (1.0%)
710	Washington St. G.O., Ser. 1993-B, 5.50%, due 5/1/18	767
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	884
		1,651
	Total Investments (100.9%) (Cost $154,682)	163,712	##

	Liabilities, less cash, receivables and other assets [(0.9%)]	(1,391)

	Total Net Assets (100.0%)	$162,321

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Income Funda
(Unaudited) 1/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Municipal Notes (99.9%)

New York (99.9%)
250	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/20	279	ß
100	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/21	112	ß
225	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/22	251	ß
175	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/23	209	ß
225	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/25	279	ß
265	Build NYC Res. Corp. Ref. Rev. (Horace Mann Sch. Proj.), Ser. 2014, 5.00%, due 7/1/20	316	ß
250	Build NYC Res. Corp. Ref. Rev. (Horace Mann Sch. Proj.), Ser. 2014, 5.00%, due 7/1/21	302	ß
275	Build NYC Res. Corp. Ref. Rev. (Horace Mann Sch. Proj.), Ser. 2014, 4.00%, due 7/1/22	318	ß
225	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/21	265	ß
150	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/22	179	ß
135	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 4.00%, due 7/1/23	151	ß
115	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/25	138	ß
295	Genesee Valley Central Sch. Dist. Ref. G.O. (Sch. Dist. at Angelica-Belmont), Ser. 2012, (AGM Insured), 4.00%, due 6/15/15	298
300	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/18	337	ß
575	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/19	657	ß
605	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/20	698	ß
1,000	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47	1,176
750	Ithaca Ref. G.O., Ser. 2012-A, 3.00%, due 1/15/16	770
400	Long Beach, NY G.O., Ser. 2014-A, 2.00%, due 11/15/15	404
825	Long Beach, NY G.O., Ser. 2014-A, (BAM Insured), 2.50%, due 11/15/16	848
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33	590
1,500	Metropolitan Trans. Au. Rev., Ser. 2008-C, 6.50%, due 11/15/28	1,798
1,250	Metropolitan Trans. Au. Rev., Ser. 2013-A, 5.00%, due 11/15/27	1,500
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	408	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 3.00%, due 6/1/15	101	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 3.00%, due 6/1/16	103	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/17	107	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/18	110	ß
115	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/20	134	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/21	117	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/22	117	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/23	117	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/24	118	ß
300	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/26	361	ß
700	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 4.00%, due 9/1/28	781
415	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 4.00%, due 7/1/18	454	ß
300	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/27	354	ß
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/17	374
475	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/18	521
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	389
480	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/20	541
1,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2013-E1A, 1.20%, due 11/1/17	1,007
340	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.60%, due 5/1/15	343
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,131
1,125	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2012-GG, 5.00%, due 6/15/17	1,171
1,110	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2014-C, 5.00%, due 11/1/21	1,359
325	New York City Trust for Cultural Res. Rev. (Juilliard Sch.), Ser. 2009-B, 1.35%, due 1/1/36 Putable 8/1/17	330	µß
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,297
500	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt, Ser. 2015-A-1, 3.50%, due 7/1/29	527	fØ
500	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.63%, due 7/1/36	505	ß
3,540	New York St. Dorm. Au. Rev. (Spec. Active Sch. Dist. Prog.), Ser. 1995, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/19	3,555	@
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	818	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2014, 5.00%, due 7/1/22	608	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Hosp. Spec. Surgery), Ser. 2009, (FHA Insured), 6.00%, due 8/15/38	606	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 5.00%, due 7/1/20	597	ß
1,150	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 4.00%, due 7/1/22	1,322	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Muni. Hlth. Fac. Lease), Ser. 2001, 5.00%, due 1/15/18	2,241
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	236	ß
275	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	344
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,516	@
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	603
2,305	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Rochester), Ser. 2007-A1, 5.00%, due 7/1/19	2,499	ß@
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	597
1,000	New York St. Dorm. Au. Rev. St. Supported Debt (Dept. Ed.), Ser. 2006-A, 5.00%, due 7/1/18	1,065
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental Hlth. Svcs. Facs. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,779
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,436	@
1,500	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,855
500	New York St. Env. Facs. Corp. Rev. (United Wtr. New Rochelle), Ser. 2010-A, 4.88%, due 9/1/40	545	ß
2,000	New York St. G.O., Ser. 2008-E-1, 6.25%, due 10/15/28	2,383
905	New York St. G.O., Ser. 2013-G, 5.00%, due 8/1/21	1,100
500	New York St. Thruway Au. Ref. Rev., Ser. 2014, 3.50%, due 1/1/32	517
465	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.13%, due 9/15/26	493
760	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.25%, due 9/15/27	804
300	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-A, (LOC: Wells Fargo Bank N.A.), 0.01%, due 12/1/29	300	µß
735	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/23	805	ß
695	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/24	754	ß
500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	537
1,000	Rockland Co. G.O., Ser. 2014-A, (AGM Insured), 5.00%, due 3/1/16	1,045
500	Rockland Co. G.O. (Pub. Imp. ), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	561
1,500	Sales Tax Asset Receivable Corp. Ref. Rev. (Fiscal 2015), Ser. 2014-A, 4.00%, due 10/15/23	1,795
500	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/21	615
670	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	844
1,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/26	1,188	ß
500	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/19	536
680	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/24	719
1,500	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2013-A, 5.00%, due 11/15/27	1,806
1,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,236
350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	397	ß

	Total Investments (99.9%) (Cost $63,514)	67,409	##

	Cash, receivables and other assets, less liabilities (0.1%)	41

	Total Net Assets (100.0%)	$67,450

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Funda
(Unaudited) 01/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (24.9%)
2,135	U.S. Treasury Notes, 0.25%, due 5/31/15 & 12/31/15	2,137
400	U.S. Treasury Notes, 1.38%, due 11/30/15	404
7,050	U.S. Treasury Notes, 0.38%, due 1/31/16 – 10/31/16	7,056
5,750	U.S. Treasury Notes, 0.50%, due 9/30/16 – 1/31/17	5,758
120	U.S. Treasury Notes, 0.88%, due 7/15/17	121
2,000	U.S. Treasury Notes, 1.00%, due 12/15/17	2,015
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $17,460)	17,491

Mortgage-Backed Securities (27.8%)

Adjustable Mixed Balance (0.1%)
99	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.29%, due 6/19/34	96	µ

Commercial Mortgage-Backed (18.5%)
193	Banc of America Commercial Mortgage, Inc., Ser. 2005-2, Class A5, 4.86%, due 7/10/43	193
539	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	540
1,487	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	1,485
339	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	339
585	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	584
738	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	738
604	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.81%, due 6/15/38	629	µ
4	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	4
395	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	421
1,500	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,534	µ
1,191	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	1,192
563	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	576
1,191	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	1,199
175	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	176	ñ
840	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	844
1,073	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	1,099
145	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	146	ñ
1,261	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	1,267
		12,966
Mortgage-Backed Non-Agency (2.4%)
342	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	362	ñ
1,024	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,094	ñ
201	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	214	ñ
		1,670
Fannie Mae (3.4%)
702	Pass-Through Certificates, 3.50%, due 10/1/25	746
1,196	Pass-Through Certificates, 3.00%, due 9/1/27	1,261
356	Pass-Through Certificates, 4.50%, due 4/1/39	387
		2,394
Freddie Mac (3.4%)
1	ARM Certificates, 1.63%, due 1/1/17	1	µ
717	Pass-Through Certificates, 3.50%, due 5/1/26	762
915	Pass-Through Certificates, 3.00%, due 1/1/27	965
569	Pass-Through Certificates, 4.50%, due 11/1/39	618
		2,346
	Total Mortgage-Backed Securities (Cost $19,789)	19,472
Corporate Debt Securities (30.1%)

Aerospace & Defense (0.1%)
60	L-3 Communications Corp., Guaranteed Notes, 1.50%, due 5/28/17	60

Auto Manufacturers (2.1%)
540	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, due 8/11/15	542	ñ
415	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	417	ñ
290	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	290	ñ
200	Volkswagen Group of America Finance LLC, Guaranteed Notes, 1.25%, due 5/23/17	200	ñ
		1,449
Banks (12.9%)
305	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	306
700	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	720
965	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	964
660	Deutsche Bank AG, Senior Unsecured Notes, 1.35%, due 5/30/17	661
395	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	398
555	HSBC USA, Inc., Senior Unsecured Notes, 1.50%, due 11/13/17	559
1,850	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,856
230	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	229	ñ
755	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	760
470	Sumitomo Mitsui Banking Corp., Guaranteed Notes, 0.90%, due 1/18/16	471
1,265	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	1,271
820	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	824
		9,019
Beverages (0.4%)
80	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	80	ñ
225	Suntory Holdings Ltd., Senior Unsecured Notes, 1.65%, due 9/29/17	226	ñ
		306
Commercial Services (0.1%)
90	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	90	ñ

Computers (0.6%)
425	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	430

Diversified Financial Services (2.2%)
430	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	453
530	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	533
390	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 1.50%, due 7/12/16	395
140	Synchrony Financial, Senior Unsecured Notes, 1.88%, due 8/15/17	141
		1,522
Electric (0.4%)
260	Electricite de France SA, Senior Unsecured Notes, 1.15%, due 1/20/17	261	ñ

Electronics (0.4%)
285	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	285

Food (0.3%)
215	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	216	ñ

Healthcare - Products (0.8%)
95	Becton Dickinson & Co., Senior Unsecured Notes, 1.80%, due 12/15/17	96
140	CareFusion Corp., Senior Unsecured Notes, 1.45%, due 5/15/17	140
300	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	302	ñ
		538
Home Furnishings (0.3%)
180	Whirlpool Corp., Senior Unsecured Notes, 1.35%, due 3/1/17	180

Machinery Diversified (0.7%)
490	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	491

Media (2.2%)
695	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.79%, due 4/15/16	696	ñµ
100	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	100
145	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	146
590	Time Warner, Inc., Guaranteed Notes, 5.88%, due 11/15/16	640
		1,582
Mining (0.2%)
155	Freeport-McMoRan, Inc., Guaranteed Notes, 2.30%, due 11/14/17	152

Oil & Gas (0.5%)
200	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	199
190	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	190
		389
Pharmaceuticals (3.0%)
535	Bayer Corp., Guaranteed Notes, 7.13%, due 10/1/15	558	ñ
275	Bayer US Finance LLC, Guaranteed Notes, 1.50%, due 10/6/17	278	ñ
415	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	415
155	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	155
675	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	679
		2,085
Pipelines (1.1%)
215	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	215
230	Kinder Morgan, Inc., Guaranteed Notes, 2.00%, due 12/1/17	230
240	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	240
65	TransCanada PipeLines Ltd., Senior Unsecured Notes, 1.88%, due 1/12/18	66
		751
Real Estate (0.3%)
225	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	226	ñ

Real Estate Investment Trusts (0.2%)
140	Ventas Realty LP, Guaranteed Notes, 1.25%, due 4/17/17	140

Telecommunications (1.3%)
325	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	325
560	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	573
		898
	Total Corporate Debt Securities (Cost $20,925)	21,070

Asset-Backed Securities (17.4%)
1,700	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	1,706
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.41%, due 5/15/20	2,071	µ
675	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.44%, due 9/16/19	674	µ
1,437	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.25%, due 12/16/19	1,431	µ
845	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	845
1,300	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.44%, due 5/15/19	1,301	µ
1,200	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.27%, due 4/24/17	1,200	µ
1,650	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	1,652
650	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	650
109	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.32%, due 11/23/22	109	µ
562	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.34%, due 4/25/23	561	µ
	Total Asset-Backed Securities (Cost $12,199)	12,200

NUMBER OF SHARES

Short-Term Investments (2.5%)
1,741	State Street Institutional Liquid Reserves Fund Premier Class (Cost $1,741)	1,741

	Total Investments (102.7%) (Cost $72,114)	71,974	##

	Liabilities, less cash, receivables and other assets [(2.7%)]	(1,863)

	Total Net Assets (100.0%)	$70,111

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Funda
(Unaudited) 01/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (5.5%)

Air Transport (0.1%)
249	Delta Air Lines, Term Loan, 3.25%, due 4/20/17	248

All Telecom (0.6%)
197	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	193
905	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	894
255	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	253
		1,340
Automotive (0.1%)
187	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	186
4	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	4
		190
Building & Development (0.3%)
594	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	585

Business Equipment & Services (0.2%)
198	Ceridian Corp., Term Loan B-2, 4.50%, due 9/15/20	194
304	Servicemaster Company, Term Loan, 4.25%, due 7/1/21	300
		494
Chemicals & Plastics (0.1%)
188	Dupont Performance Coatings, Term Loan B, 3.75%, due 2/1/20	184

Containers & Glass Products (0.4%)
908	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	888

Electronics - Electrical (0.2%)
392	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	386

Equipment Leasing (0.1%)
235	AER/Int'l Lease Finance Corp., Term Loan B, 3.50%, due 3/6/21	234

Financial Intermediaries (0.6%)
255	First Data Corporation, Term Loan B, 3.67%, due 3/24/17	252
620	First Data Corporation, Term Loan, 3.67%, due 3/23/18	608
480	Walter Investment Mgmt, Term Loan B, 4.75%, due 12/18/20	419
		1,279
Food & Drug Retailers (0.2%)
55	Rite Aid Corp., Second Lien Term Loan 1, 5.75%, due 8/21/20	55
380	Rite Aid Corp., Second Lien Term Loan 2, 4.88%, due 6/21/21	380
		435
Food Service (0.2%)
481	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	472

Health Care (0.2%)
387	Multiplan, Inc., Term Loan, 3.75%, due 3/31/21	377

Leisure Goods - Activities - Movies (0.1%)
262	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	253

Lodging & Casinos (1.7%)
402	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	399
568	CityCenter, Term Loan B, 4.25%, due 10/16/20	565
1,000	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	966
825	Scientific Games Corp., Term Loan B-2, 6.00%, due 10/1/21	813
982	Station Casinos, Term Loan B, 4.25%, due 3/2/20	966
		3,709
Publishing (0.3%)
738	Tribune Company, Term Loan, 4.00%, due 12/27/20	728

Radio & Television (0.1%)
201	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	198

	Total Bank Loan Obligations (Cost $12,245)	12,000
Corporate Debt Securities (91.8%)

Advertising (0.9%)
1,945	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	2,052

Aerospace & Defense (0.8%)
410	Bombardier, Inc., Senior Unsecured Notes, 4.25%, due 1/15/16	413	ñ
960	Bombardier, Inc., Senior Unsecured Notes, 7.50%, due 3/15/18	972	ñ
405	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	336
		1,721
Air Transportation (0.1%)
159	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	177

Auto Loans (1.3%)
235	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, due 5/15/16	238
2,030	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	2,149
470	General Motors Financial Co., Inc., Guaranteed Notes, 3.25%, due 5/15/18	477
		2,864
Auto Parts & Equipment (0.8%)
715	Allison Transmission, Inc., Guaranteed Notes, 7.13%, due 5/15/19	745	ñ
200	Goodyear Tire & Rubber Co., Guaranteed Notes, 8.25%, due 8/15/20	213
635	Schaeffler Finance BV, Senior Secured Notes, 7.75%, due 2/15/17	697	ñ
		1,655
Automakers (1.0%)
2,015	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	2,118

Beverages (0.8%)
925	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	1,003
180	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	200
445	Constellation Brands, Inc., Guaranteed Notes, 3.88%, due 11/15/19	458
		1,661
Building & Construction (3.5%)
2,125	D.R. Horton, Inc., Guaranteed Notes, 3.63%, due 2/15/18	2,146
1,215	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,247
155	Lennar Corp., Guaranteed Notes, 4.13%, due 12/1/18	154
200	Lennar Corp., Guaranteed Notes, 4.50%, due 6/15/19	201
545	Lennar Corp., Guaranteed Notes, 4.50%, due 11/15/19	546
120	Ryland Group, Inc., Guaranteed Notes, 8.40%, due 5/15/17	134
635	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	665
280	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	315
1,260	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	1,421
820	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 7.75%, due 4/15/20	857	ñ
		7,686
Building Materials (1.2%)
330	Hanson Ltd., Guaranteed Notes, 6.13%, due 8/15/16	350
330	Lafarge SA, Senior Unsecured Notes, 6.50%, due 7/15/16	350
605	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	643
230	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	240
925	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	967	ñ
		2,550
Cable & Satellite Television (5.7%)
400	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	415
365	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	384
1,245	CCO Holdings LLC, Guaranteed Notes, 7.38%, due 6/1/20	1,330
670	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	697	ñ
1,295	CSC Holdings LLC, Senior Unsecured Notes, 7.88%, due 2/15/18	1,449
1,000	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	1,020
990	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	990
995	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	1,045
2,325	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	2,325	ñ
930	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	969	ñ
530	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	550	ñ
1,095	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	1,128
		12,302
Chemicals (1.6%)
1,475	Ashland, Inc., Senior Unsecured Notes, 3.00%, due 3/15/16	1,481
485	INEOS Group Holdings SA, Secured Notes, 6.13%, due 8/15/18	468	ñ
665	PQ Corp., Secured Notes, 8.75%, due 5/1/18	682	ñ
825	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	879	ñ
		3,510
Consumer - Commercial Lease Financing (7.9%)
700	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	695	ñ
775	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	781	ñ
2,760	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	2,822
265	Ally Financial, Inc., Guaranteed Notes, 4.63%, due 6/26/15	267
745	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	741
1,180	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,236
855	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	917
400	Ally Financial, Inc., Guaranteed Notes, 4.75%, due 9/10/18	415
557	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	569	ñ
80	CIT Group, Inc., Senior Unsecured Notes, 4.75%, due 2/15/15	80	ñ
610	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	628
1,945	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	1,969
875	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	873
545	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	606
290	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	329
940	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	950
1,975	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	2,233
800	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	828
130	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	131
		17,070
Diversified Capital Goods (0.2%)
455	SPX Corp., Guaranteed Notes, 6.88%, due 9/1/17	496

Electric - Generation (1.5%)
390	Dynegy Finance I, Inc./Dynegy Finance II, Inc., Senior Secured Notes, 6.75%, due 11/1/19	401	ñ
1,730	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,888
1,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,060
		3,349
Electric - Integrated (1.9%)
775	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	816	ñ
665	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	708
2,670	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	2,590	ñ
		4,114
Electronics (0.3%)
575	NXP BV/NXP Funding LLC, Guaranteed Notes, 3.50%, due 9/15/16	578	ñ

Energy - Exploration & Production (8.2%)
410	Antero Resources Finance Corp., Guaranteed Notes, 6.00%, due 12/1/20	411
775	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	668	ñ
765	Chesapeake Energy Corp., Guaranteed Notes, 3.25%, due 3/15/16	763
1,250	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,331
405	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	443
215	Chesapeake Energy Corp., Guaranteed Notes, 3.50%, due 4/15/19	207	µ
130	Concho Resources, Inc., Guaranteed Notes, 7.00%, due 1/15/21	137
495	Denbury Resources, Inc., Guaranteed Notes, 6.38%, due 8/15/21	460
595	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	524
1,945	EP Energy LLC/ Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	1,960
125	EP Energy LLC/Everest Acquisition Finance, Inc., Secured Notes, 6.88%, due 5/1/19	127
1,045	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	666
520	Laredo Petroleum, Inc., Guaranteed Notes, 9.50%, due 2/15/19	520
465	Legacy Reserves L.P./Legacy Reserves Finance Corp., Guaranteed Notes, 6.63%, due 12/1/21	363	ñ
560	Linn Energy LLC, Guaranteed Notes, 6.50%, due 5/15/19	435
905	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	690
1,480	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,188
180	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	136
135	Oasis Petroleum, Inc., Guaranteed Notes, 7.25%, due 2/1/19	129
875	Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	798
195	Range Resources Corp., Guaranteed Notes, 6.75%, due 8/1/20	203
195	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	184
2,150	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	1,543
895	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	622
850	SM Energy Co., Senior Unsecured Notes, 6.63%, due 2/15/19	850
1,575	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	1,500
905	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	912
		17,770
Environmental (0.2%)
450	ADS Waste Holdings, Inc., Guaranteed Notes, 8.25%, due 10/1/20	455

Gaming (5.9%)
335	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	348
880	Eldorado Resorts LLC/Eldorado Capital Corp., Senior Secured Notes, 8.63%, due 6/15/19	920	ñ
2,925	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	2,998
1,285	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	1,404	ñ
690	Isle of Capri Casinos, Inc., Guaranteed Notes, 7.75%, due 3/15/19	714
435	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	460
2,690	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	3,033
975	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,055
800	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	836	ñ
590	Scientific Games Corp., Guaranteed Notes, 8.13%, due 9/15/18	496
225	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	236
315	Wynn Las Vegas LLC, Senior Unsecured Notes, 7.75%, due 8/15/20	335
		12,835
Gas Distribution (5.1%)
1,835	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	1,922
2,065	AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Unsecured Notes, 6.25%, due 8/20/19	2,127
850	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 5.88%, due 4/15/21	890
675	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	751
1,145	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.50%, due 5/1/21	1,122
758	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 6.75%, due 11/1/20	796
830	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	880
425	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	449
605	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 5.00%, due 1/15/18	617	ñ
400	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	390	ñ
665	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 6.88%, due 2/1/21	697
505	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	512	ñ
		11,153
Health Facilities (7.1%)
770	Amsurg Corp., Guaranteed Notes, 5.63%, due 11/30/20	787
450	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	466
1,525	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,624
530	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	564
330	DaVita HealthCare Partners, Inc., Guaranteed Notes, 6.63%, due 11/1/20	347
855	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	864
110	HCA, Inc., Senior Secured Notes, 4.25%, due 10/15/19	113
1,210	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,360
890	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	932
195	LifePoint Hospitals, Inc., Guaranteed Notes, 6.63%, due 10/1/20	205
1,700	MPT Operating Partnership L.P., Guaranteed Notes, 6.88%, due 5/1/21	1,819
480	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	500
280	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	295
835	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	883
2,215	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	2,406
735	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	733	ñ
495	Tenet Healthcare Corp., Senior Unsecured Notes, 5.50%, due 3/1/19	503	ñ
180	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	193
475	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	480	ñ
345	VWR Funding, Inc., Guaranteed Notes, 7.25%, due 9/15/17	361
		15,435
Health Services (1.0%)
480	IMS Health, Inc., Senior Unsecured Notes, 6.00%, due 11/1/20	500	ñ
457	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/16	476
1,125	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 6/15/17	1,221
		2,197
Hotels (0.5%)
1,010	Felcor Lodging L.P., Senior Secured Notes, 6.75%, due 6/1/19	1,053

Investments & Misc. Financial Services (1.1%)
1,805	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	1,807
465	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	473
		2,280
Machinery (2.2%)
2,355	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,593
70	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	70
200	CNH Capital LLC, Guaranteed Notes, 6.25%, due 11/1/16	211
385	CNH Industrial Capital LLC, Senior Unsecured Notes, 3.38%, due 7/15/19	370	ñ
1,260	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	1,304
300	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	324
		4,872
Media - Diversified (2.1%)
250	Gannett Co., Inc., Guaranteed Notes, 6.38%, due 9/1/15	256
740	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	767
710	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	731
2,724	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	2,799
		4,553
Media Content (2.3%)
905	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	977
1,235	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	1,260
185	Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	190	ñ
1,440	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,501	ñ
890	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	952	ñ
		4,880
Medical Products (1.5%)
70	DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.75%, due 3/15/18	72
185	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	185
250	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	256	ñ
575	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.88%, due 7/15/17	628
1,625	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	1,796	ñ
195	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	203
185	Hospira, Inc., Senior Unsecured Notes, 6.05%, due 3/30/17	201
		3,341
Metals - Mining Excluding Steel (0.5%)
550	Alcoa, Inc., Senior Unsecured Notes, 5.72%, due 2/23/19	614
425	CONSOL Energy, Inc., Guaranteed Notes, 8.25%, due 4/1/20	427
		1,041
Packaging (1.5%)
130	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	128	ñ
380	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	406
250	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	259
1,945	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,054
350	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	358
		3,205
Personal & Household Products (0.1%)
180	Jarden Corp., Guaranteed Notes, 7.50%, due 5/1/17	198

Pharmaceuticals (2.1%)
1,205	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.00%, due 7/15/19	1,262	ñ
105	Jaguar Holding Co. I, Senior Unsecured Notes, 9.38% Cash/10.13% PIK, due 10/15/17	107	ñc
660	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	706	ñ
484	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	502	ñ
520	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	550	ñ
1,330	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	1,415	ñ
		4,542
Printing & Publishing (1.2%)
578	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	642
1,680	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,940
		2,582
Recreation & Travel (0.4%)
195	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	198
340	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	343	ñ
360	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	384
		925
Software - Services (2.6%)
1,880	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,971	ñ
145	Infor US, Inc., Guaranteed Notes, 9.38%, due 4/1/19	156
1,082	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	1,093	ñ
700	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63% Cash/10.38% PIK, due 12/1/18	700	ñc
510	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	544	ñ
153	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	159
405	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	432
516	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	538
		5,593
Specialty Retail (2.0%)
400	Dufry Finance SCA, Guaranteed Notes, 5.50%, due 10/15/20	414	ñ
205	Hanesbrands, Inc., Guaranteed Notes, 6.38%, due 12/15/20	217
695	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	768
675	Michaels Stores, Inc., Guaranteed Notes, 5.88%, due 12/15/20	683	ñ
675	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	729
445	Petco Holdings, Inc., Senior Unsecured Notes, 8.50% Cash/9.25% PIK, due 10/15/17	452	ñc
955	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 6.88%, due 11/15/19	1,014
		4,277
Steel Producers - Products (1.8%)
1,235	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	1,284
850	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	903
1,555	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	1,648
		3,835
Support - Services (3.2%)
945	Abengoa Finance SAU, Guaranteed Notes, 8.88%, due 11/1/17	962	ñ
210	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	204
395	Anna Merger Sub, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	399	ñ
1,145	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	1,091
450	Aramark Services, Inc., Guaranteed Notes, 5.75%, due 3/15/20	468
1,315	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 2.98%, due 12/1/17	1,308	µ
370	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	383
1,045	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,117
148	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	156
885	United Rentals N.A., Inc., Secured Notes, 5.75%, due 7/15/18	914
		7,002
Tech Hardware & Equipment (0.7%)
255	CDW LLC/CDW Finance Corp., Guaranteed Notes, 8.50%, due 4/1/19	268
465	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	448	ñ
860	Seagate HDD Cayman, Guaranteed Notes, 3.75%, due 11/15/18	889
		1,605
Telecom - Satellite (1.2%)
1,325	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	1,416
1,160	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	1,178	ñ
		2,594
Telecom - Wireless (3.5%)
645	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	666
1,365	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	1,387
1,600	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	1,736
1,295	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	1,342
1,550	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	1,606
955	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	926	ñ
		7,663
Telecom - Wireline Integrated & Services (3.5%)
1,140	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,202
460	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	508
475	Frontier Communications Corp., Senior Unsecured Notes, 8.13%, due 10/1/18	533
1,060	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 3/15/19	1,159
415	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	440
1,060	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	1,125
650	Telecom Italia Capital SA, Guaranteed Notes, 7.18%, due 6/18/19	744
1,550	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	1,672
180	Zayo Group LLC/Zayo Capital, Inc., Senior Secured Notes, 8.13%, due 1/1/20	191
		7,574
Theaters & Entertainment (0.8%)
1,530	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	1,639	ñ
	Total Corporate Debt Securities (Cost $204,235)	199,002

NUMBER OF SHARES

Short-Term Investments (0.8%)
1,740,962	State Street Institutional Liquid Reserves Fund Premier Class (Cost $1,741)	1,741

	Total Investments (98.1%) (Cost $218,221)	212,743	##

	Cash, receivables and other assets, less liabilities (1.9%)	4,129

	Total Net Assets (100.0%)	$216,872

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Funda
(Unaudited) 01/31/15

PRINCIPAL AMOUNT			VALUE†
(000's omitted)			($000's omitted)z

Bank Loan Obligationsµ (8.8%)

Aerospace & Defense (0.1%)
	$510	BE Aerospace, Term Loan B, 4.00%, due 11/20/21	510
	971	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	907
	499	Transdigm Inc., Term Loan C, 3.75%, due 2/28/20	491
	228	Transdigm Inc., Term Loan D, 3.75%, due 6/4/21	225
			2,133
Air Transport (0.1%)
	729	American Airlines Inc., Term Loan B, 3.75%, due 6/27/19	722
	730	American Airlines Inc., Term Loan B, 4.25%, due 10/10/21	731
	344	Delta Air Lines, Term Loan, 3.25%, due 4/20/17	343
	918	United Air Lines, Inc., Term Loan B, 3.75%, due 9/15/21	909
	175	US Airways, Term Loan B-1, 3.50%, due 5/23/19	172
			2,877
All Telecom (0.4%)
	748	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	743	¢^^
	960	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	945
	1,121	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	1,107
	810	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	802
	1,045	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	1,035
	575	Level 3 Financing Inc., Term Loan B, 4.50%, due 1/31/22	575
	175	SBA Communications Inc., Term Loan B-1, 3.25%, due 3/24/21	171
	1,165	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	1,125
	419	Zayo Group, Term Loan, 4.00%, due 7/2/19	415	¢^^
			6,918
Automotive (0.2%)
	209	ABRA Auto, First Lien Term Loan, 4.75%, due 9/17/21	209	Ñ
	280	ABRA Auto, Second Lien Term Loan, 8.25%, due 9/19/22	279	Ñ
	640	Allison Transmission, Term Loan B-3, 3.75%, due 8/23/19	636
	1,072	Chrysler Automotive, Term Loan B, 3.25%, due 12/31/18	1,063
	791	Cooper Standard Automotive Inc., Term Loan, 4.00%, due 4/4/21	780
	154	Metaldyne Corporation, Term Loan, 4.25%, due 10/20/21	154
	325	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	325
	966	TI Group Automotive, Term Loan, 4.25%, due 7/2/21	961
			4,407
Building & Development (0.3%)
	329	American Builders & Co., Inc., Term Loan B, 3.50%, due 4/16/20	321	Ñ¢^^
	163	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	162
	940	Capital Automotive LP, Second Lien Term Loan, 6.00%, due 4/30/20	934
	458	DTZ, First Lien Term Loan, 4.50%, due 11/4/21	457
	230	DTZ, Second Lien Term Loan, 8.25%, due 11/4/22	227
	359	Gates Global LLC, Term Loan, 4.25%, due 7/5/21	350
	845	Jeld-Wen, Inc., Term Loan, 5.25%, due 10/15/21	841	Ñ
	240	Mueller Water Products Inc., Term Loan, 4.00%, due 11/25/21	239
	511	Ply Gem Industries, Inc., Term Loan, 4.00%, due 2/1/21	496
	888	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	873
			4,900
Business Equipment & Services (1.0%)
	1,285	Acosta Inc., Term Loan, 5.00%, due 9/26/21	1,287
	793	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	783
	27	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	26
	395	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	386
	889	Brand Services, Inc., Term Loan, 4.75%, due 11/26/20	837
	777	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	758
	$392	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/17/21	384
	350	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	285
	429	CCC Information Services Inc., Term Loan, 4.00%, due 12/20/19	422
	966	Ceridian Corp., Term Loan B-2, 4.50%, due 9/15/20	947
	498	CPA Global, First Lien Term Loan, 4.50%, due 12/3/20	492
	149	Emdeon Business Services, Term Loan B-2, 3.75%, due 11/2/18	147
	90	Emdeon Business Services, Term Loan B-3, 3.75%, due 11/2/18	88	Ñ
	175	FleetCor Technologies, Term Loan B, 3.75%, due 10/22/21	175
	396	Garda World Security, Term Loan B, 4.00%, due 11/6/20	386
	101	Garda World Security, Term Loan B, 4.00%, due 11/6/20	99
	996	Genesys, Term Loan 2, 4.50%, due 11/13/20	985
	429	IMS Health Incorporated, Term Loan B, 3.50%, due 3/17/21	420
	988	KAR Auction Services, Inc., Term Loan B-2, 3.50%, due 3/11/21	970
	976	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	972
	383	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	390
	1,046	Mitchell International, Inc., Term Loan, 4.50%, due 10/13/20	1,033	¢^^
	390	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	384
	499	Monitronics, Term Loan B, 4.25%, due 3/23/18	496
	180	PODS LLC, Term Loan B, due 1/28/22	180	¢^^
	725	Presidio, Term Loan B, due 1/22/22	700	¢^^
	316	Quintiles Transnational, Term Loan B-3, 3.75%, due 6/8/18	313
	1,272	Servicemaster Company, Term Loan, 4.25%, due 7/1/21	1,255
	1,211	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	1,205
	1,024	SymphonyIRI Group, Inc., Term Loan, 4.75%, due 9/30/20	1,019	¢^^
	476	TRANS UNION LLC, Term Loan, 4.00%, due 4/9/21	469
			18,293
Cable & Satellite Television (0.3%)
	255	Casema Holdings BV, Term Loan B1, 3.50%, due 1/15/22	248
	153	Casema Holdings BV, Term Loan B2, 3.50%, due 1/15/22	149
	251	Casema Holdings BV, Term Loan B3, 3.50%, due 1/15/22	245
	166	Cequel Communications, LLC, Term Loan, 3.50%, due 2/14/19	164
	1,265	Charter Communications Operating LLC, Term Loan G, 4.25%, due 9/10/21	1,270	¢^^
	499	Mediacom Broadband LLC, Term Loan G, 4.00%, due 1/20/20	493
	1,362	Numericable (YPSO), Term Loan B-1, 4.50%, due 5/21/20	1,354
	1,178	Numericable (YPSO), Term Loan B-2, 4.50%, due 5/21/20	1,172
	400	Virgin Media, Term Loan B, 3.50%, due 6/7/20	393
	598	Wide Open West, Term Loan B, 4.75%, due 4/1/19	594	¢^^
			6,082
Chemicals & Plastics (0.3%)
	320	Angus Chemical, Term Loan B, due 1/28/22	320	¢^^
	499	Dupont Performance Coatings, Term Loan B, due 2/1/20	488	¢^^
	500	Huntsman International LLC, Term Loan B, 3.75%, due 8/12/21	493
	620	Ineos Holdings, Term Loan, 3.75%, due 5/4/18	603
	1,705	MacDermid Inc., First Lien Term Loan B, 4.00%, due 6/7/20	1,699
	1,026	PQ Corporation, Term Loan, 4.00%, due 8/7/17	1,009
	613	Solenis, First Lien Term Loan, 4.25%, due 7/31/21	594
			5,206
Conglomerates (0.0%)
	365	Dynacast International LLC, Term Loan, due 1/28/22	363	Ñ¢^^

Containers & Glass Products (0.3%)
	566	Ardagh Packaging, Term Loan, 4.00%, due 12/17/19	555
	689	Berlin Packaging, First Lien Term Loan, 4.50%, due 10/1/21	683	¢^^
	425	Berlin Packaging, Second Lien Term Loan, 7.75%, due 9/30/22	419
	492	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	481
	367	Berry Plastics, Term Loan E, 3.75%, due 1/6/21	362
	1,184	BWAY Corporation, Term Loan, 5.50%, due 8/14/20	1,186
	$1,176	Reynolds Group, Term Loan, 4.00%, due 12/1/18	1,163
			4,849
Cosmetics - Toiletries (0.0%)
	82	Prestige Brands, Inc., Term Loan B-1, 4.13%, due 1/31/19	82
	307	Prestige Brands, Inc., Term Loan B-2, 4.50%, due 8/31/21	307
			389
Drugs (0.2%)
	487	Capsugel Inc., Term Loan B, 3.50%, due 8/1/18	483	¢^^
	174	Endo Pharma, Term Loan B, 3.25%, due 3/1/21	172
	1,385	Par Pharmaceutical Companies, Inc., Term Loan B-2, 4.00%, due 9/30/19	1,359	¢^^
	499	Pharmaceutical Technologies & Services Inc., Term Loan, 4.25%, due 5/20/21	497
	590	Valeant Pharmaceuticals, Term Loan B, 3.50%, due 2/13/19	586
	277	VWR International, Inc., Term Loan, due 4/3/17	275	¢^^
			3,372
Ecological Services & Equipment (0.1%)
	1,025	ADS Waste Holdings, Inc., Term Loan B-2, 3.75%, due 10/9/19	994

Electronics - Electrical (0.6%)
	761	Avago Technologies, Term Loan, 3.75%, due 5/6/21	760
	1,398	BMC Software, Term Loan, 5.00%, due 9/10/20	1,352	¢^^
	369	CST, Term Loan, 4.50%, due 9/30/21	364	Ñ
	1,280	Datatel-Sophia LP, Term Loan B-1, 4.00%, due 7/19/18	1,265
	1,016	Dell, Term Loan B, 4.50%, due 4/29/20	1,016	¢^^
	443	Epicor Software Corp., Term Loan B-2, 4.00%, due 5/16/18	441
	1,217	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	1,199	¢^^
	590	Go Daddy, Term Loan, 4.75%, due 5/5/21	586
	493	Infor Global Solutions Ltd., Term Loan B-5, 3.75%, due 6/3/20	481
	285	Ship Luxco 3 S.a.r.l, Term Loan B2A-11, 5.25%, due 11/29/19	284
	395	Ship Luxco 3 S.a.r.l, Term Loan C2, 4.75%, due 11/29/19	393
	1,035	SkillSoft, First Lien Term Loan, 5.75%, due 4/28/21	988
	525	SkillSoft, Second Lien Term Loan, 9.25%, due 4/28/22	476
	447	Vantiv, Term Loan B, 3.75%, due 6/13/21	443
	1,260	Zebra Technologies, Term Loan, 4.75%, due 10/27/21	1,266
			11,314
Financial Intermediaries (0.5%)
	797	CITCO, Term Loan, 4.25%, due 6/29/18	790
	320	First Data Corporation, Term Loan, 3.67%, due 3/23/18	314
	1,530	First Data Corporation, Term Loan B, 3.67%, due 9/24/18	1,501
	725	First Data Corporation, Term Loan, 4.17%, due 3/24/21	716
	489	Grosvenor Capital Management Holdings, LLP, Term Loan, 3.75%, due 1/4/21	475
	502	Guggenheim Partners, Term Loan, 4.25%, due 7/22/20	500
	576	Home Loan Servicing Solutions, Term Loan, 4.50%, due 6/26/20	536	Ñ
	1,086	Mondrian Investment, Term Loan B-1, 4.00%, due 3/9/20	1,081
	1,209	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	1,125
	205	Royalty Pharma, Term Loan B-4, 3.50%, due 11/9/20	205
	814	SAM Finance, Term Loan, 4.25%, due 12/17/20	810
	1,455	Walter Investment Mgmt, Term Loan B, 4.75%, due 12/18/20	1,269
			9,322
Food & Drug Retailers (0.1%)
	175	General Nutrition Centers, Term Loan B, 3.25%, due 3/4/19	170
	1,120	Rite Aid Corp., Second Lien Term Loan 2, 4.88%, due 6/21/21	1,119
			1,289
Food Products (0.2%)
	$84	DE Master Blenders 1753 NV, Term Loan B, 3.50%, due 7/31/21	83	Ñ
	631	Del Monte Corp., Term Loan, 3.50%, due 3/9/20	605
	962	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	889
	395	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	338
	390	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	389
	774	Pinnacle Foods Finance LLC, Term Loan G, 3.00%, due 4/29/20	756
	499	Post Holdings, Term Loan A, 3.75%, due 6/2/21	495
			3,555
Food Service (0.2%)
	1,142	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	1,120
	1,690	Burger King Corporation, Term Loan B, 4.50%, due 12/12/21	1,691
	424	US Foodservice Inc., Term Loan, 4.50%, due 3/31/19	422
			3,233
Health Care (0.5%)
	499	AmSurg Corp., Term Loan, 3.75%, due 7/16/21	497
	1,435	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	1,434
	658	dj Orthopedics LLC, Term Loan B, 4.25%, due 9/15/17	656
	534	EMS-Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	531
	1,025	IASIS Healthcare Corporation, Term Loan B-2, 4.50%, due 5/3/18	1,023
	971	Immucor, Term Loan B-2, 5.00%, due 8/19/18	962
	542	Kindred Healthcare, Term Loan, 4.25%, due 4/9/21	533
	499	Knowledge Learning Corporation, Term Loan, 5.25%, due 3/18/21	497	Ñ
	1,060	Multiplan, Inc., Term Loan, 3.75%, due 3/31/21	1,033
	967	Pharmaceutical Product Development, Inc., Term Loan, 4.00%, due 12/5/18	962
	274	Sage Products Holdings III, LLC, First Lien Term Loan, 5.00%, due 12/13/19	275
	105	Select Medical, Term Loan B, 3.75%, due 6/1/18	104
	1,166	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	1,161
			9,668
Home Furnishings (0.1%)
	1,332	AOT Bedding Super Holdings, LLC, Term Loan, 4.25%, due 10/1/19	1,319
	219	Mattress Holdings Corp., Term Loan, 5.25%, due 10/20/21	219
			1,538
Industrial Equipment (0.4%)
	163	AECOM Technology Corp., Term Loan B, 3.75%, due 10/15/21	163
	933	Crosby Worldwide, First Lien Term Loan, 3.75%, due 11/23/20	840	Ñ
	400	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	352	Ñ
	638	Doosan Infracore, Term Loan B, 4.50%, due 5/28/21	637
	960	Filtration Group, First Lien Term Loan, 4.50%, due 11/20/20	953
	485	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	477	Ñ
	399	Gardner Denver, Term Loan, 4.25%, due 7/30/20	372	¢^^
	171	Generac Power Systems Inc., Term Loan B, 3.25%, due 5/31/20	167
	906	Husky Injection Molding, Term Loan, 4.25%, due 6/30/21	888
	395	Husky Injection Molding, Second Lien Term Loan, 7.25%, due 6/30/22	375	Ñ
	264	Mauser, First Lien Term Loan, 4.50%, due 7/31/21	258
	425	Mauser, Second Lien Term Loan, 8.25%, due 7/31/22	412
	617	Minimax Viking, Term Loan B1, 4.25%, due 8/14/20	614	Ñ
	1,116	Rexnord Corp., Term Loan B, 4.00%, due 8/21/20	1,096
	149	Signode Industrial, Term Loan B, 3.75%, due 5/1/21	145	Ñ
	499	VAT Holding, Term Loan, 4.75%, due 2/11/21	489
			8,238
Insurance (0.1%)
	834	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	803
	215	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	202
	$450	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	422
			1,427
Leisure Goods - Activities - Movies (0.3%)
	740	Bombardier Recreational Products Inc., Term Loan B, 4.00%, due 1/30/19	721
	853	Bright Horizons, Term Loan B, 3.75%, due 1/30/20	844
	1,323	Emerald Expositions Holdings, Term Loan, 4.75%, due 6/17/20	1,306	Ñ
	966	Formula One, Term Loan B3, 4.75%, due 7/30/21	934
	170	NCL CORP., Term Loan B, 4.00%, due 11/19/21	170
	508	SRAM, First Lien Term Loan, 4.02%, due 4/10/20	497
	759	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	733
			5,205
Lodging & Casinos (0.8%)
	940	Aristocrat Leisure, Term Loan, 4.75%, due 10/20/21	924
	866	Boyd Gaming Corporation, Term Loan B, 4.00%, due 8/14/20	851	¢^^
	680	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	676	¢^^
	1,400	CityCenter, Term Loan B, 4.25%, due 10/16/20	1,392
	520	Extended Stay, Term Loan, 5.00%, due 6/24/19	521	¢^^
	388	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	386
	804	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	793
	429	MGM Resorts, Term Loan B, 3.50%, due 12/19/19	422
	1,460	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,410
	896	Peninsula Gaming, Term Loan B, 4.25%, due 11/20/17	890	¢^^
	474	Pinnacle Entertainment, Term Loan B-2, 3.75%, due 8/13/20	467
	1,187	Scientific Games Corp., Term Loan, 6.00%, due 10/18/20	1,171
	1,395	Scientific Games Corp., Term Loan B-2, 6.00%, due 10/1/21	1,375
	895	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	895	Ñ
	1,712	Station Casinos, Term Loan B, 4.25%, due 3/2/20	1,684
	1,164	Twin Rivers Casino, Term Loan, 5.25%, due 7/10/20	1,162
			15,019
Nonferrous Metals - Minerals (0.1%)
	870	Alpha Natural Resources, Term Loan B, 3.50%, due 5/22/20	623
	311	Arch Coal, Term Loan, 6.25%, due 5/16/18	222
	1,059	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	886
			1,731
Oil & Gas (0.1%)
	350	Everest Acquisition LLC, Term Loan B-2, 4.50%, due 4/30/19	328
	499	Fieldwood Energy, Term Loan, 3.88%, due 9/28/18	456
	92	Fieldwood Energy, Second Lien Term Loan, 8.38%, due 9/30/20	55
	704	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	456
	400	Samson Investment Company, Second Lien Term Loan 1, 5.00%, due 9/25/18	248
			1,543
Publishing (0.2%)
	1,017	EMI Publishing, Term Loan B-2, 3.75%, due 6/29/18	1,006
	658	Interactive Data Corporation, Term Loan, 4.75%, due 5/2/21	655
	1,397	Springer Science+Business Media S.A., Term Loan B3, 4.75%, due 8/14/20	1,380
	1,319	Tribune Company, Term Loan, 4.00%, due 12/27/20	1,300
			4,341
Radio & Television (0.4%)
	1,522	Cumulus Media, Term Loan, 4.25%, due 12/23/20	1,488
	589	Gray Television Inc., Term Loan, 3.75%, due 6/13/21	580
	2,104	iHeartCommunications Inc., Term Loan D, 6.92%, due 1/30/19	1,959
	785	Media General, Term Loan B, 4.25%, due 7/31/20	780
	174	Sinclair Broadcasting, Term Loan B, 3.00%, due 4/9/20	171
	$1,550	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	1,526
	668	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	658
			7,162
Retailers (except food & drug) (0.4%)
	1,447	99¢ Only Stores, Term Loan B-2, 4.50%, due 1/11/19	1,431
	794	Amscan Holdings, Inc., Term Loan, 4.00%, due 7/27/19	776
	414	Burlington Coat, Term Loan B-3, 4.25%, due 8/13/21	410	¢^^
	174	CDW Corp., Term Loan, 3.25%, due 4/29/20	171
	795	Coinmach Corp., First Lien Term Loan, 4.25%, due 11/14/19	781
	293	David's Bridal, Term Loan, 5.25%, due 10/11/19	276
	510	Hudson's Bay Company, First Lien Term Loan, 4.75%, due 11/4/20	510
	322	J Crew Group, Inc., Term Loan, 4.00%, due 3/5/21	291
	1,956	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	1,919
	298	Neiman Marcus Group Inc., Term Loan, 4.25%, due 10/25/20	289
	234	PETCO Animal Supply Inc., Term Loan, 4.00%, due 11/24/17	232
	150	Pilot Travel Centers, Term Loan B, 4.25%, due 10/1/21	150
	516	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	500
			7,736
Steel (0.1%)
	1,424	FMG Resources, Term Loan, 3.75%, due 6/30/19	1,246
	499	McJunkin Red Man Corporation, Term Loan, 5.00%, due 11/8/19	456
	569	TMS International, Term Loan B, 4.50%, due 10/16/20	543	Ñ¢^^
			2,245
Surface Transport (0.0%)
	499	Hertz Corporation, Term Loan B-1, 4.00%, due 3/11/18	496

Utilities (0.4%)
	348	Calpine Corp., Term Loan B-1, 4.00%, due 4/1/18	346
	1,092	Calpine Corp., Term Loan, 4.00%, due 10/9/19	1,079
	970	Dynegy Holdings Inc., Term Loan B-2, 4.00%, due 4/23/20	958
	401	Equipower Resources, First Lien Term Loan B, 4.25%, due 12/21/18	398
	632	Equipower Resources, First Lien Term Loan C, 4.25%, due 12/31/19	628
	1,490	Essential Power, Term Loan, 4.75%, due 8/8/19	1,465
	1,204	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	1,178
	845	TPF II, Term Loan, 5.50%, due 10/2/21	847
	730	TXU Energy, Term Loan, 4.25%, due 6/19/16	729
			7,628
		Total Bank Loan Obligations (Cost $166,982)	163,473

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (7.3%)
	9,585	U.S. Treasury Bonds, 6.25%, due 8/15/23	13,200	@
	2,795	U.S. Treasury Bonds, 5.50%, due 8/15/28	3,988	@
	2,170	U.S. Treasury Bonds, 3.88%, due 8/15/40	2,891
	26,407	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	31,785	@
	15,074	U.S. Treasury Inflation Index Bonds, 1.75%, due 1/15/28	17,932	@
	13,311	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	19,930	@
	11,445	U.S. Treasury Notes, 3.63%, due 8/15/19	12,714	@
	30,135	U.S. Treasury Notes, 2.75%, due 2/15/24	33,012	@
		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $131,019)	135,452

U.S. Government Agency Securities (1.3%)
	16,985	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36 (Cost $23,342)	25,031	@

Mortgage-Backed Securities (35.1%)

Collateralized Mortgage Obligations (0.2%)
	1,073	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.39%, due 7/20/36	997	µ
	$440	Citigroup Mortgage Loan Trust, Ser. 2006-AR9, Class 1A3, 0.41%, due 11/25/36	387	µ
	961	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.33%, due 10/25/36	778	µ
	1,620	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A8, Class A3A3, 0.54%, due 8/25/36	1,392	µ
	984	MortgageIT Trust, Ser. 2005-3, Class A1, 0.47%, due 8/25/35	937	µ
			4,491
Commercial Mortgage-Backed (7.4%)
	3,780	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	3,961
	3,415	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	3,572
	1,755	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	1,876
	550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	597
	15,931	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.28%, due 9/10/46	1,049	µ
	45,271	Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Class XA, 1.15%, due 7/10/47	3,589	µ
	33,080	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.45%, due 2/10/48	3,549	µØ
	100	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	106
	40,796	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.21%, due 5/10/47	3,061	µ
	3,244	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.05%, due 12/10/49	3,496	µ
	31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.36%, due 1/10/46	915	ñµ
	34,000	Commercial Mortgage Trust, Ser. 2013-CR6, Class XB, 0.63%, due 3/10/46	1,519	µ
	27,699	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.42%, due 10/10/46	2,341	µ
	45,470	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.27%, due 4/10/47	3,447	µ
	25,201	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.36%, due 6/10/47	2,194	µ
	1,487	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.70%, due 6/15/39	1,594	µ
	2,449	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.90%, due 9/15/39	2,637	µ
	1,365	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	1,437
	3,253	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	3,451
	715	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	775
	3,747	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.77%, due 5/15/46	4,079	µ
	2,695	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	2,841
	7,300	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	7,920
	4,580	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	4,885
	14,297	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.12%, due 1/10/45	1,523	ñµ
	6,936	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	7,539	µ
	$963	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A4, 5.43%, due 12/12/43	1,014
	6,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.70%, due 2/12/49	6,452	µ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.80%, due 6/15/49	1,077	µ
	1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,750
	5,195	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	5,606
	4,872	LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class A4, 5.42%, due 2/15/40	5,209
	1,050	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	1,116
	5,189	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.75%, due 6/12/50	5,616	µ
	32,767	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C15, Class XA, 1.22%, due 4/15/47	2,441	µ
	42,933	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C18, Class XA, 1.00%, due 10/15/47	2,402	µ
	18,621	Morgan Stanley/Bank of America/Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.44%, due 5/15/46	1,334	µ
	21,427	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.85%, due 12/10/45	2,188	ñµ
	25,438	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.13%, due 8/10/49	2,815	ñµ
	3,750	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class A5, 5.34%, due 12/15/43	4,014
	7,885	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.72%, due 6/15/49	8,490	µ
	32,131	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.49%, due 3/15/45	2,339	ñµ
	12,439	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.21%, due 11/15/45	1,391	ñµ
	102,868	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XB, 0.16%, due 6/15/46	1,597	µ
	45,168	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class XA, 1.20%, due 8/15/47	3,623	µ
	63,571	WF-RBS Commercial Mortgage Trust, Ser. 2014-C25, Class XA, 0.96%, due 11/15/47	4,375	µ
			138,802
Fannie Mae (18.8%)
	766	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	856
	204	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	233
	1	Pass-Through Certificates, 6.50%, due 9/1/32	1
	4	Pass-Through Certificates, 7.00%, due 7/1/29	4
	1	Pass-Through Certificates, 7.50%, due 12/1/32	1
	18	Pass-Through Certificates, 5.00%, due 6/1/40 & 7/1/40	21
	8,845	Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	9,300	Ø
	168,280	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	180,207	Ø
	130,065	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	141,161	Ø
	16,790	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	18,566	Ø
			350,350
Freddie Mac (7.9%)
	$2	Pass-Through Certificates, 4.50%, due 8/1/18	2
	308	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	342
	404	Pass-Through Certificates, 5.50%, due 9/1/17 – 4/1/36	451
	1	Pass-Through Certificates, 6.00%, due 4/1/17	1
	0	Pass-Through Certificates, 6.50%, due 3/1/16	0
	1	Pass-Through Certificates, 7.00%, due 6/1/32	1
	82,170	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	87,953	Ø
	53,355	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	57,782	Ø
			146,532
Government National Mortgage Association (0.8%)
	13,675	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	14,587	Ø
	1	Pass-Through Certificates, 6.50%, due 7/15/32	1
	1	Pass-Through Certificates, 7.00%, due 8/15/32	2
			14,590
		Total Mortgage-Backed Securities (Cost $658,096)	654,765

Corporate Debt Securities (37.6%)

Advertising (0.2%)
	1,465	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,546	@
	310	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	316	@
	1,025	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,057	@
	675	Nielsen Co. Luxembourg SARL, Guaranteed Notes, 5.50%, due 10/1/21	693	ñ@
	480	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	481	ñ
	240	WMG Acquisition Corp., Senior Secured Notes, 5.63%, due 4/15/22	238	ñ
			4,331
Agriculture (0.2%)
	3,265	Reynolds American, Inc., Guaranteed Notes, 4.75%, due 11/1/42	3,370

Air Transportation (0.0%)
	349	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	376

Airlines (0.6%)
	10,500	American Airlines, Inc., Equipment Trust, 4.38%, due 10/1/22	10,671	@

Auto Loans (0.9%)
	14,520	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, due 1/15/20	14,726	@
	1,420	General Motors Financial Co., Inc., Guaranteed Notes, 4.38%, due 9/25/21	1,505
	905	General Motors Financial Co., Inc., Guaranteed Notes, 4.25%, due 5/15/23	948	@
			17,179
Auto Manufacturers (0.5%)
	8,670	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.15%, due 1/9/18	8,778

Auto Parts & Equipment (0.1%)
	1,075	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	1,154

Automakers (0.6%)
	615	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	684
	410	General Motors Co., Senior Unsecured Notes, 6.25%, due 10/2/43	512
	9,425	General Motors Co., Senior Unsecured Notes, 5.20%, due 4/1/45	10,552	@
			11,748
Banks (5.3%)
	$3,945	Bank of America Corp., Junior Subordinated Notes, Ser. X, 6.25%, due 9/29/49	4,034	µ
	7,480	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/29/49	7,143	µ@
	6,650	Bank of America Corp., Junior Subordinated Notes, Ser. V, 5.13%, due 12/29/49	6,496	µ@
	2,075	BBVA Bancomer SA, Subordinated Notes, 6.50%, due 3/10/21	2,300	ñ
	8,270	Citigroup, Inc., Junior Subordinated Notes, Ser. N, 5.80%, due 11/29/49	8,288	µ
	4,910	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	4,939	µ
	7,565	Credit Suisse Group AG, Junior Subordinated Notes, 6.25%, due 12/29/49	7,290	ñµ
	10,560	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	10,821	µ@
	5,600	HSBC Holdings PLC, Junior Subordinated Notes, 5.63%, due 12/29/49	5,677	µ
	7,160	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	7,229	µ@
	7,490	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	7,415	µ@
	10,750	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 7/29/49	10,926	µ@
	6,010	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, due 3/31/17	6,058
	4,470	Societe Generale SA, Junior Subordinated Notes, 6.00%, due 10/27/49	4,107	ñµ@
	6,455	Wells Fargo & Co., Junior Subordinated Notes, Ser. U, 5.88%, due 12/29/49	6,746	µ
			99,469
Beverages (0.1%)
	135	Constellation Brands, Inc., Guaranteed Notes, 3.88%, due 11/15/19	139
	840	Constellation Brands, Inc., Guaranteed Notes, 6.00%, due 5/1/22	949	@
	195	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	205
			1,293
Building & Construction (0.3%)
	450	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	448	@
	590	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	634	@
	2,010	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	1,998	@
	985	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	956	@
	440	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	461	@
	825	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	930	@
	990	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	933	ñ
			6,360
Building Materials (0.1%)
	495	Masco Corp., Senior Unsecured Notes, 5.85%, due 3/15/17	531
	428	USG Corp., Guaranteed Notes, 7.88%, due 3/30/20	461	ñ@
			992
Cable & Satellite Television (1.1%)
	275	Altice SA, Senior Secured Notes, 7.75%, due 5/15/22	284	ñ
	330	Altice SA, Guaranteed Notes, 7.63%, due 2/15/25	330	ñ
	1,080	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,122	@
	155	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	163	@
	485	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	487	@
	3,945	CCOH Safari LLC, Guaranteed Notes, 5.75%, due 12/1/24	3,999
	230	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	239	ñ@
	846	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	827	ñ@
	1,064	CSC Holdings, Inc., Senior Unsecured Notes, 7.63%, due 7/15/18	1,194
	420	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	420	@
	$710	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	806	@
	1,910	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	1,944	@
	625	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	679
	1,160	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	1,166
	875	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	875	ñ
	1,980	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	2,025	ñ
	920	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	952	ñ
	825	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	860	ñ@
	530	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	506	@
	945	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	995	ñ
	640	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	664	ñ@
			20,537
Chemicals (0.5%)
	540	Ashland, Inc., Senior Unsecured Notes, 3.88%, due 4/15/18	551
	490	Celanese US Holdings LLC, Guaranteed Notes, 5.88%, due 6/15/21	525
	490	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	492
	940	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	1,010	@
	4,900	Mexichem SAB de CV, Guaranteed Notes, 5.88%, due 9/17/44	4,746	ñ
	575	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	597	ñ
	520	WR Grace & Co-Conn, Guaranteed Notes, 5.13%, due 10/1/21	541	ñ
			8,462
Computers (0.5%)
	9,485	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	10,136	@

Consumer - Commercial Lease Financing (1.7%)
	545	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	563	ñ
	4,240	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	4,346	@
	8,060	Air Lease Corp., Senior Unsecured Notes, 4.25%, due 9/15/24	8,282	@
	2,067	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	2,114
	2,240	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	2,671	@
	1,075	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	1,277
	1,005	Ally Financial, Inc., Senior Unsecured Notes, 8.00%, due 11/1/31	1,314
	373	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	380	ñ
	585	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	602	@
	880	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	891	@
	75	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	78	@
	1,250	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	1,347	ñ@
	435	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	461	ñ@
	1,015	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,152	@
	940	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,036
	1,315	Int'l Lease Finance Corp., Senior Unsecured Notes, 4.63%, due 4/15/21	1,354
	835	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 8/15/22	923
	1,925	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	1,939	@
	685	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	668	@
			31,398
Diversified Financial Services (0.9%)
	5,030	American Express Co., Junior Subordinated Notes, 5.20%, due 5/29/49	5,124	µ@
	7,075	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	7,124	µ@
	4,085	Jefferies Group LLC, Senior Unsecured Notes, 6.50%, due 1/20/43	4,217	@
			16,465
Electric (1.1%)
	8,610	Dominion Resources, Inc., Junior Subordinated Notes, 5.75%, due 10/1/54	9,206	µ@
	$10,925	Electricite de France SA, Junior Subordinated Notes, 5.63%, due 12/29/49	11,744	ñµ
			20,950
Electric - Generation (0.3%)
	1,160	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	1,244	ñ@
	95	Calpine Corp., Senior Secured Notes, 5.88%, due 1/15/24	101	ñ@
	930	Dynegy Finance I, Inc./Dynegy Finance II, Inc., Senior Secured Notes, 6.75%, due 11/1/19	957	ñ
	2,180	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	2,338	@
	800	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	822
			5,462
Electric - Integrated (0.2%)
	1,575	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,677	@
	2,445	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	2,372	ñ
			4,049
Electronics (0.1%)
	270	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	268
	527	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	547	@
	165	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	171	@
	245	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	259	ñ@
	535	NXP BV/NXP Funding LLC, Guaranteed Notes, 3.75%, due 6/1/18	535	ñ
			1,780
Energy - Exploration & Production (1.4%)
	1,555	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	1,489	ñ
	960	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	936
	479	Berry Petroleum Co., Senior Unsecured Notes, 6.38%, due 9/15/22	330
	345	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	297	ñ
	240	California Resources Corp., Guaranteed Notes, 5.50%, due 9/15/21	202	ñ
	275	California Resources Corp., Guaranteed Notes, 6.00%, due 11/15/24	225	ñ
	1,290	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,374	@
	925	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	976	@
	735	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	729
	200	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	207	@
	910	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	949	@
	590	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	590	@
	685	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	603
	1,545	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	1,317	@
	615	EP Energy LLC/Everest Acquisition Finance, Inc., Secured Notes, 6.88%, due 5/1/19	623	@
	2,205	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	2,221	@
	85	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	81	@
	345	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	220	@
	1,810	Laredo Petroleum, Inc., Guaranteed Notes, 7.38%, due 5/1/22	1,733
	345	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	263
	2,320	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,862	@
	2,510	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	2,479	@
	195	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	180
	1,102	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 1/15/23	1,008
	1,875	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	1,922
	320	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	302	@
	520	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	489	@
	160	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/24	146
	1,685	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	1,171	@
	935	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	636	@
	565	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	378
	460	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	438	@
	$200	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 9/15/24	186
			26,562
Food (0.5%)
	4,360	BRF SA, Senior Unsecured Notes, 4.75%, due 5/22/24	4,354	ñ
	4,600	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/27/44	4,784	ñ
			9,138
Food & Drug Retailers (0.0%)
	835	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	891	@

Food - Wholesale (0.1%)
	860	HJ Heinz Co., Secured Notes, 4.25%, due 10/15/20	867
	770	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	735	ñ
			1,602
Gaming (0.8%)
	1,585	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	1,648	@
	2,400	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	2,477
	2,085	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	2,168
	2,185	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	2,387	ñ@
	950	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	986	@
	545	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	586	@
	440	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	496
	880	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	953	@
	335	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	343
	750	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	786	@
	440	Scientific Games Int'l, Inc., Senior Secured Notes, 7.00%, due 1/1/22	445	ñ
	2,023	Wynn Las Vegas LLC, Senior Unsecured Notes, 7.75%, due 8/15/20	2,149	@
			15,424
Gas (0.4%)
	6,955	GNL Quintero SA, Senior Unsecured Notes, 4.63%, due 7/31/29	7,214	ñ@

Gas Distribution (0.8%)
	240	Access Midstream Partners L.P., Senior Unsecured Notes, 4.88%, due 5/15/23	247	@
	700	Access Midstream Partners L.P., Senior Unsecured Notes, 4.88%, due 3/15/24	723	@
	660	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	692	@
	2,307	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	2,417	@
	145	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 5.88%, due 4/15/21	152	@
	1,175	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	1,257	@
	2,585	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	2,876	@
	1,150	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	1,121
	730	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 6.25%, due 6/15/22	768	@
	1,585	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.50%, due 7/15/23	1,569	@
	330	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	361	@
	755	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	789
	165	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	166
	$600	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	635	@
	435	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	424	ñ
	555	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	519
	165	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	167	ñ
	240	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	244	ñ
			15,127
Health Facilities (1.5%)
	1,010	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	1,044	ñ
	1,210	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	1,253	@
	960	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,022	@
	680	CHS/Community Health Systems, Inc., Guaranteed Notes, 7.13%, due 7/15/20	724
	840	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	871
	630	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	670
	80	Columbia Healthcare Corp., Guaranteed Notes, 7.50%, due 12/15/23	89	@
	1,375	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	1,413
	3,030	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	3,212	@
	1,740	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,955	@
	955	HCA, Inc., Guaranteed Notes, 7.50%, due 2/15/22	1,120	@
	755	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	842	@
	1,575	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	1,685	@
	325	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	336
	515	LifePoint Hospitals, Inc., Guaranteed Notes, 5.50%, due 12/1/21	541
	470	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 6.88%, due 5/1/21	503
	1,565	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	1,651
	1,925	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	2,031	@
	560	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	592	@
	470	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	497
	1,520	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,651	@
	545	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	544	ñ
	320	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	328	@
	1,695	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	1,831
	505	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	510	@
	180	Tenet Healthcare Corp., Senior Secured Notes, 4.38%, due 10/1/21	180	@
			27,095
Health Services (0.2%)
	295	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	299	ñ
	205	Omnicare, Inc., Guaranteed Notes, 4.75%, due 12/1/22	212
	140	Omnicare, Inc., Guaranteed Notes, 5.00%, due 12/1/24	146
	2,675	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	2,769
			3,426
Hotels (0.0%)
	500	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	528

Investments & Misc. Financial Services (0.1%)
	$520	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	521
	765	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	778
	1,180	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	1,000
			2,299
Life Insurance (0.3%)
	6,210	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	6,257	µ

Machinery (0.2%)
	1,560	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	1,718	@
	865	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	895	@
	215	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	218	@
			2,831
Media (0.3%)
	5,380	DirecTV Holdings LLC, Guaranteed Notes, 3.95%, due 1/15/25	5,657

Media - Diversified (0.2%)
	840	Gannett Co, Inc., Guaranteed Notes, 5.13%, due 10/15/19	870
	80	Gannett Co, Inc., Guaranteed Notes, 4.88%, due 9/15/21	80	ñ
	880	Gannett Co, Inc., Guaranteed Notes, 6.38%, due 10/15/23	937
	880	Gannett Co, Inc., Guaranteed Notes, 5.50%, due 9/15/24	889	ñ
	955	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	981	@
			3,757
Media Content (0.2%)
	420	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	453	@
	965	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	941	ñ@
	525	Sirius XM Radio, Inc., Senior Secured Notes, 5.25%, due 8/15/22	552	ñ
	1,475	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,538	ñ@
	300	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	321	ñ@
			3,805
Medical Products (0.2%)
	995	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	1,082	ñ@
	240	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	246	ñ
	875	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	977	ñ@
	175	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	184	ñ
	510	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 5.75%, due 2/15/21	564	ñ
			3,053
Metals - Mining Excluding Steel (2.3%)
	185	Alcoa, Inc., Senior Unsecured Notes, 6.15%, due 8/15/20	211
	285	Alcoa, Inc., Senior Unsecured Notes, 5.40%, due 4/15/21	317
	465	Alcoa, Inc., Senior Unsecured Notes, 5.87%, due 2/23/22	522
	17,925	Barrick Gold Corp., Senior Unsecured Notes, 4.10%, due 5/1/23	17,948	@
	2,180	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	1,891
	23,395	Freeport-McMoRan, Inc., Guaranteed Notes, 4.55%, due 11/14/24	21,421	@
			42,310
Miscellaneous Manufacturers (0.4%)
	$6,755	Trinity Industries, Inc., Guaranteed Notes, 4.55%, due 10/1/24	6,712

Multi - Line Insurance (0.4%)
	8,290	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	8,331	µ@

Oil & Gas (1.3%)
	7,020	Apache Corp., Senior Unsecured Notes, 4.75%, due 4/15/43	7,102
	2,670	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 5/28/45	2,563	@
	5,810	Noble Energy, Inc., Senior Unsecured Notes, 5.05%, due 11/15/44	5,932
	8,800	Petroleos Mexicanos, Guaranteed Notes, 5.63%, due 1/23/46	9,016	ñ
			24,613
Oil Field Equipment & Services (0.6%)
	14,670	Transocean, Inc., Guaranteed Notes, 3.80%, due 10/15/22	10,819	@

Packaging (0.5%)
	465	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	490	@
	3,575	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	3,656
	365	Owens-Brockway Glass Container, Inc., Senior Unsecured Notes, 5.00%, due 1/15/22	380	ñ
	630	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.38%, due 1/15/25	658	ñ
	1,970	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	2,040	@
	225	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	238	@
	1,215	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	1,242	@
	735	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	774	@
	465	Sealed Air Corp., Guaranteed Notes, 8.38%, due 9/15/21	522	ñ
			10,000
Pharmaceuticals (0.4%)
	470	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.25%, due 1/15/22	499	ñ
	2,440	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	2,403	ñ
	435	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Guaranteed Notes, 6.00%, due 2/1/25	445	ñ
	1,225	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	1,311	ñ@
	305	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	324	ñ@
	386	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	400	ñ@
	1,870	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	1,978	ñ@
			7,360
Pipelines (1.8%)
	4,990	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	5,987	@
	4,390	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 6.50%, due 9/1/39	5,113	@
	5,120	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 5.50%, due 3/1/44	5,544
	2,560	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 5.40%, due 9/1/44	2,735
	12,435	Kinder Morgan, Inc., Guaranteed Notes, 5.55%, due 6/1/45	13,379	@
			32,758
Printing & Publishing (0.1%)
	422	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	468	@
	960	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,109	@
	350	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	376	@
			1,953
Property & Casualty Insurance (0.5%)
	8,865	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	9,425	µ@

Real Estate Dev. & Mgt. (0.1%)
	1,165	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	1,252	ñ

Real Estate Investment Trusts (2.0%)
	$12,065	Corporate Office Properties L.P., Guaranteed Notes, 3.70%, due 6/15/21	12,363	@
	8,310	Education Realty Operating Partnership L.P., Guaranteed Notes, 4.60%, due 12/1/24	8,856	@
	5,650	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	6,328	@
	8,545	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 4.50%, due 1/15/25	8,872	ñ
			36,419
Recreation & Travel (0.0%)
	510	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.38%, due 6/1/24	515	ñ
	370	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	373	ñ
			888
Software - Services (0.1%)
	300	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	315	ñ@
	650	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	695	ñ
	485	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	506	ñ
	688	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	695	ñ
			2,211
Specialty Retail (0.1%)
	380	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	413	@
	1,375	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, due 6/1/22	1,471	@
			1,884
Steel Producers - Products (0.7%)
	110	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	114	@
	8,450	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	8,725	@
	1,480	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 3/1/21	1,526	@
	140	ArcelorMittal, Senior Unsecured Notes, 6.75%, due 2/25/22	149	@
	345	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	357	@
	2,025	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	2,147	@
	935	Steel Dynamics, Inc., Guaranteed Notes, 5.25%, due 4/15/23	954	@
			13,972
Support - Services (0.3%)
	205	AECOM Technology Corp., Guaranteed Notes, 5.88%, due 10/15/24	214	ñ
	575	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	578	@
	145	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	147	@
	590	IHS, Inc., Guaranteed Notes, 5.00%, due 11/1/22	595	ñ
	1,225	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,309	@
	1,745	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	1,776	@
	830	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	893	@
	280	United Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	303	@
			5,815
Tech Hardware & Equipment (0.0%)
	650	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	625	ñ
	215	CommScope, Inc., Guaranteed Notes, 5.50%, due 6/15/24	208	ñ
			833
Telecom - Satellite (0.2%)
	435	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	465	@
	515	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	514	ñ
	1,300	Intelsat Jackson Holdings SA, Guaranteed Notes, 7.25%, due 10/15/20	1,365
	1,185	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	1,203	ñ@
			3,547
Telecom - Wireless (0.9%)
	$1,665	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	1,687
	455	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	470	@
	2,100	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	2,134	@
	480	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	441	@
	390	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	399
	2,475	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	2,471
	590	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	598
	1,260	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	1,225
	175	T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	181	@
	460	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	475	@
	600	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	623	@
	2,095	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	2,155	@
	1,140	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	1,183	@
	515	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	527
	335	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	344
	1,265	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	1,227	ñ
			16,140
Telecom - Wireline Integrated (0.6%)
	8,330	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	9,722	@
	630	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	636	@
			10,358
Telecom - Wireline Integrated & Services (0.8%)
	1,415	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,491	@
	1,110	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	1,168	@
	225	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	251	@
	100	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	108	@
	650	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	751
	1,235	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	1,426	@
	1,240	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	1,311	@
	355	Frontier Communications Corp., Senior Unsecured Notes, 6.88%, due 1/15/25	360
	1,980	Level 3 Escrow, Inc., Guaranteed Notes, 5.38%, due 8/15/22	2,015	ñ
	1,665	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,813
	1,410	Level 3 Financing, Inc., Guaranteed Notes, 6.13%, due 1/15/21	1,463
	530	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	551	ñ
	1,660	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	1,685	@
	340	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	341
			14,734
Telecommunications (1.0%)
	13,850	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	18,882	@

Theaters & Entertainment (0.0%)
	805	Activision Blizzard, Inc., Guaranteed Notes, 6.13%, due 9/15/23	877	ñ@
		Total Corporate Debt Securities (Cost $693,515)	701,719

Asset-Backed Securities (13.6%)
	2,980	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M1, 0.62%, due 9/25/35	2,916	µ
	2,754	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.49%, due 12/25/35	2,619	µ
	5,530	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.45%, due 4/25/36	4,754	µ
	6,965	Aegis Asset Backed Securities Trust, Ser. 2005-1, Class M3, 0.72%, due 3/25/35	6,275	µ
	776	Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class M2, 3.02%, due 9/25/33	736	µ
	$6,400	Ameriquest Mortgage Securities, Inc., Ser. 2005-R5, Class M4, 0.80%, due 7/25/35	5,420	µ
	1,603	Argent Securities, Inc., Ser. 2003-W3, Class M1, 1.29%, due 9/25/33	1,557	µ
	7,445	Argent Securities, Inc., Ser. 2004-W10, Class M1, 1.07%, due 10/25/34	6,913	µ
	817	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.04%, due 8/25/34	786	µ
	2,233	Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.37%, due 1/25/36	2,128	µ
	4,100	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-TC1, Class M1, 0.61%, due 5/25/35	3,825	µ
	2,797	Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, 0.63%, due 12/25/35	2,317	µ
	1,611	Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.42%, due 9/25/34	1,504	µ
	1,870	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 2M1, 0.58%, due 2/25/36	1,732	µ
	1,568	Bear Stearns Asset Backed Securities Trust, Ser. 2006-2, Class M1, 0.59%, due 7/25/36	1,544	µ
	3,958	Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.63%, due 6/25/35	3,762	µ
	11,410	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.65%, due 10/25/35	9,900	µ
	9,035	Carrington Mortgage Loan Trust, Ser. 2006-NC1, Class A4, 0.48%, due 1/25/36	7,372	µ
	12,000	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.41%, due 5/25/36	9,733	µ
	2,500	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 0.92%, due 5/25/35	2,430	ñµ
	1,930	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.54%, due 1/25/36	1,730	µ
	949	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.33%, due 9/25/36	615	µ
	8,067	Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2E, 1.27%, due 5/25/37	7,214	ñµ
	5,616	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 1.29%, due 9/25/33	5,498	µ
	5,000	FBR Securitization Trust, Ser. 2005-2, Class M2, 0.92%, due 9/25/35	4,382	µ
	5,640	Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 1.29%, due 3/25/35	5,051	µ
	5,094	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF1, Class M1, 0.90%, due 12/25/34	4,844	µ
	1,905	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 1.74%, due 1/25/35	1,807	µ
	7,574	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF3, Class M5, 1.14%, due 4/25/35	6,653	µ
	3,300	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 0.90%, due 5/25/35	3,156	µ
	3,425	GSAMP Trust, Ser. 2006-HE1, Class M1, 0.56%, due 1/25/36	2,828	µ
	2,472	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 1.77%, due 2/25/35	2,324	µ
	10,370	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class M2, 0.56%, due 1/25/36	8,480	µ
	1,460	JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.41%, due 5/25/36	1,335	µ
	821	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.27%, due 3/25/47	525	µ
	3,497	JP Morgan Mortgage Acquisition Trust, Ser. 2006-CH1, Class M1, 0.39%, due 7/25/36	2,913	µ
	4,595	Long Beach Mortgage Loan Trust, Ser. 2005-1, Class M3, 1.04%, due 2/25/35	4,168	µ
	$8,318	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.45%, due 2/25/36	7,532	µ
	3,000	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.57%, due 10/25/35	2,685	µ
	3,500	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.45%, due 3/25/36	3,410	µ
	4,562	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Ser. 2005-HE1, Class M4, 0.76%, due 9/25/35	3,924	µ
	2,075	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Ser. 2006-HE1, Class M1, 0.58%, due 2/25/36	1,864	µ
	6,350	Park Place Securities, Inc., Ser. 2004-WWF1, Class M4, 1.82%, due 12/25/34	6,040	µ
	9,335	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 1.20%, due 2/25/35	8,687	µ
	1,610	Park Place Securities, Inc., Ser. 2005-WHQ3, Class M4, 0.80%, due 6/25/35	1,385	µ
	6,763	People's Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 0.69%, due 12/25/35	5,968	µ
	5,710	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-4, Class M1, 0.63%, due 9/25/35	4,933	µ
	2,145	Residential Asset Securities Corp., Ser. 2005-KS10, Class M2, 0.61%, due 11/25/35	1,850	µ
	1,006	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.85%, due 3/25/33	895	µ
	2,250	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, 0.65%, due 4/25/35	2,067	µ
	2,000	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.73%, due 5/25/35	1,750	µ
	3,280	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M1, 0.57%, due 3/25/36	2,944	µ
	7,375	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M3, 0.62%, due 3/25/36	5,916	µ
	1,151	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.04%, due 8/25/35	1,076	µ
	877	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.14%, due 7/25/34	818	µ
	775	Soundview Home Equity Loan Trust, Ser. 2005-DO1, Class M5, 0.81%, due 5/25/35	683	µ
	7,665	Soundview Home Equity Loan Trust, Ser. 2005-OPT2, Class M1, 0.68%, due 8/25/35	6,711	µ
	859	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.33%, due 11/25/36	726	µ
	9,155	Soundview Home Equity Loan Trust, Ser. 2007-1, Class 2A3, 0.34%, due 3/25/37	8,441	µ
	10,330	Structured Asset Investment Loan Trust, Ser. 2004-6, Class A3, 0.97%, due 7/25/34	9,775	µ
	2,929	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.07%, due 9/25/34	2,800	µ
	4,990	Structured Asset Investment Loan Trust, Ser. 2005-3, Class M2, 0.83%, due 4/25/35	4,617	µ
	4,255	Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.60%, due 5/25/35	4,115	µ
	7,780	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 0.75%, due 11/25/35	6,545	µ
	810	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.33%, due 4/25/36	764	µ
	1,211	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.32%, due 5/25/36	1,152	µ
	2,350	Structured Asset Securities Corp., Ser. 2006-BC5, Class A4, 0.34%, due 12/25/36	2,010	µ
		Total Asset-Backed Securities (Cost $235,732)	253,829

Government Securities (7.3%)

Sovereign (7.3%)
AUD	25,300	Australia Government Bond, Senior Unsecured Notes, 3.25%, due 4/21/25	21,170	a
EUR	9,312	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	13,275	a
MXN	231,175	Mexican Bonos, Bonds, Ser. M, 7.75%, due 11/13/42	19,269	a
NZD	35,180	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	29,903	a
NZD	9,150	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	7,441	a
ZAR	237,730	South Africa Government Bond, Bonds, 6.50%, due 2/28/41	17,520	a
EUR	9,410	Spain Government Bond, Bonds, 5.15%, due 10/31/44	16,485	ña
EUR	2,855	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	4,185	ñ@a
GBP	4,580	United Kingdom Gilt, Bonds, 1.75%, due 9/7/22	7,184	a
		Total Government Securities (Cost $134,766)	136,432

NUMBER OF SHARES

Exchange Traded Funds (2.9%)
	478,500	iShares JP Morgan USD Emerging Markets Bond ETF (Cost $54,052)	53,477

Mutual Funds (9.1%)
	18,213,446	Neuberger Berman Emerging Markets Debt Fund Institutional Class (Cost $181,713)	170,296	§

Short-Term Investments (4.5%)
	83,808,748	State Street Institutional Liquid Reserves Fund Premier Class (Cost $83,809)	83,809	@

		Total Investments (127.5%) (Cost $2,363,026)	2,378,283	##

		Liabilities, less cash, receivables and other assets [(27.5%)]	(513,062)	¢¢

		Total Net Assets (100.0%)	$1,865,221

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Funda
(Unaudited) 1/31/15

PRINCIPAL
AMOUNT			VALUE	†
(000's omitted)		($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (2.7%)
	$589	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	709
	208	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	312
		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $977)	1,021

Mortgage-Backed Securities (3.1%)

Commercial Mortgage-Backed (1.9%)
	989	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.42%, due 10/10/46	84	µ
	864	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.27%, due 4/10/47	65	µ
	991	Commercial Mortgage Trust, Ser. 2014-LC15, Class XA, 1.42%, due 4/10/47	82	µ
	1,166	GS Mortgage Securities Trust, Ser. 2012-GCJ9, Class XA, 2.36%, due 11/10/45	139	µ
	999	GS Mortgage Securities Trust, Ser. 2014-GC26, Class XA, 1.12%, due 11/10/47	81	µ
	866	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.25%, due 6/15/47	67	µ
	974	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.85%, due 12/10/45	99	ñµ
	1,189	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.46%, due 3/15/47	101	µ
			718
Fannie Mae (0.7%)
	250	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	267	Ø

Freddie Mac (0.5%)
	170	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	182	Ø

		Total Mortgage-Backed Securities (Cost $1,222)	1,167

Corporate Debt Securities (31.7%)

Agriculture (0.7%)
GBP	120	Imperial Tobacco Finance PLC, Guaranteed Euro Medium-Term Notes, 9.00%, due 2/17/22	256	@a

Airlines (0.2%)
	$65	American Airlines, Inc., Equipment Trust, Ser. 2014-1, Class B, 4.38%, due 10/1/22	66

Auto Parts & Equipment (0.3%)
EUR	100	Grupo Antolin Dutch BV, Senior Secured Notes, 4.75%, due 4/1/21	118	a

Banks (7.6%)
	$400	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/29/49	382	µ@
	145	Barclays PLC, Junior Subordinated Notes, 8.25%, due 12/29/49	151	µ@
	325	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	327	µ
	260	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	266	µ@
	300	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	303	µ@
	265	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 7/29/49	269	µ@
EUR	500	Rabobank Nederland, Subordinated Notes, 2.50%, due 5/26/26	584	µ@a
EUR	200	Royal Bank of Scotland Group PLC, Subordinated Euro Medium-Term Notes, 3.63%, due 3/25/24	233	µa
	$165	Royal Bank of Scotland Group PLC, Subordinated Notes, 5.13%, due 5/28/24	175
	200	Societe Generale SA, Junior Subordinated Notes, 6.00%, due 10/27/49	184	ñµ@
			2,874
Building Materials (1.1%)
EUR	100	Buzzi Unicem SpA, Senior Unsecured Notes, 6.25%, due 9/28/18	128	a
EUR	100	HeidelbergCement Finance Luxembourg SA, Guaranteed Notes, 7.50%, due 4/3/20	147	a
EUR	100	Lafarge SA, Senior Unsecured Euro Medium-Term Notes, 5.00%, due 1/19/18	121	a
			396
Chemicals (0.3%)
EUR	100	Celanese US Holdings LLC, Guaranteed Notes, 3.25%, due 10/15/19	117	a

Diversified Financial Services (0.7%)
	$275	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	277	µ@

Electric (2.2%)
GBP	200	Electricite de France SA, Junior Subordinated Euro Medium-Term Notes, 6.00%, due 12/29/49	343	µa
GBP	300	RWE AG, Junior Subordinated Notes, 7.00%, due 3/29/49	497	µ@a
			840
Entertainment (0.4%)
GBP	100	William Hill PLC, Guaranteed Notes, 4.25%, due 6/5/20	150	a

Food (1.3%)
	$300	BRF SA, Senior Unsecured Notes, 4.75%, due 5/22/24	299	ñ@
GBP	100	Tesco PLC, Senior Unsecured Euro Medium-Term Notes, Ser. 68, 6.13%, due 2/24/22	170	a
			469
Gas (0.5%)
	$200	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	200	@

Household Products - Wares (0.3%)
EUR	100	Ontex Group NV, Senior Secured Notes, 4.75%, due 11/15/21	120	a

Insurance (5.5%)
	$325	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	327	µ@
GBP	860	PGH Capital Ltd., Guaranteed Notes, 5.75%, due 7/7/21	1,429	@a
	$325	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	327	µ@
			2,083
Iron - Steel (1.1%)
EUR	100	ArcelorMittal, Senior Unsecured Euro Medium-Term Notes, 2.88%, due 7/6/20	112	a
	$300	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	310	@
			422
Media (0.7%)
EUR	100	LGE HoldCo VI BV, Senior Secured Notes, 7.13%, due 5/15/24	128	a
EUR	100	TVN Finance Corp. III AB, Guaranteed Notes, 7.38%, due 12/15/20	125	a
			253
Mining (1.1%)
	$100	Codelco, Inc., Senior Unsecured Notes, 5.63%, due 9/21/35	115
	305	Freeport-McMoRan, Inc., Guaranteed Notes, 4.55%, due 11/14/24	279	@
			394
Miscellaneous Manufacturers (0.5%)
	200	Trinity Industries, Inc., Guaranteed Notes, 4.55%, due 10/1/24	199	@

Oil & Gas (4.1%)
EUR	100	Chesapeake Energy Corp., Guaranteed Notes, 6.25%, due 1/15/17	119	a
	$200	CNOOC Curtis Funding No. 1 Pty Ltd., Guaranteed Notes, 4.50%, due 10/3/23	218	@
	$100	KazMunayGas National Co., JSC, Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	109
	100	KazMunayGas National Co., JSC, Senior Unsecured Notes, 7.00%, due 5/5/20	102	@
	100	Pacific Rubiales Energy Corp., Guaranteed Notes, 7.25%, due 12/12/21	65
	110	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	41
	40	Petroleos de Venezuela SA, Guaranteed Notes, 9.00%, due 11/17/21	14
	100	Petroleos de Venezuela SA, Guaranteed Notes, 6.00%, due 5/16/24	31
	145	Petroleos Mexicanos, Guaranteed Notes, 3.50%, due 7/23/20	146	ñ
	40	Petroleos Mexicanos, Guaranteed Notes, 6.63%, due 6/15/35	46
	200	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	224
	200	Sinopec Group Overseas Development 2013 Ltd., Guaranteed Notes, 4.38%, due 10/17/23	217	ñ@
	200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 5.45%, due 2/9/17	201	@
			1,533
Pipelines (0.8%)
	305	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 4.15%, due 2/1/24	315

Savings & Loans (0.5%)
EUR	150	Leeds Building Society, Senior Unsecured Euro Medium-Term Notes, 2.63%, due 4/1/21	183	a

Telecommunications (1.8%)
EUR	100	Nokia Oyj, Senior Unsecured Euro Medium-Term Notes, 6.75%, due 2/4/19	136	a
	$225	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	263	@
	100	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Unsecured Notes, 9.13%, due 4/30/18	94
GBP	100	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.25%, due 3/28/29	162	a
			655
		Total Corporate Debt Securities (Cost $12,256)	11,920

Municipal Notes (0.8%)
	$250	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23 (Cost $274)	288	@

Asset-Backed Securities (14.6%)
	160	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.45%, due 4/25/36	138	µ
	325	Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, 0.63%, due 12/25/35	269	µ
	229	Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.42%, due 9/25/34	214	µ
	310	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.65%, due 10/25/35	269	µ
	330	Carrington Mortgage Loan Trust, Ser. 2006-NC1, Class A4, 0.48%, due 1/25/36	269	µ
	325	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.41%, due 5/25/36	264	µ
	310	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.65%, due 10/25/35	276	µ
	213	Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2E, 1.27%, due 5/25/37	190	ñµ
	285	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.14%, due 4/25/35	250	µ
	300	MASTR Asset Backed Securities Trust, Ser. 2006-HE1, Class A4, 0.46%, due 1/25/36	272	µ
	310	Morgan Stanley Capital I, Ser. 2005-HE3, Class M4, 1.14%, due 7/25/35	274	µ@
	231	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1, 1.29%, due 5/25/32	218	µ
	$250	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.57%, due 10/25/35	224	µ
	300	Park Place Securities, Inc., Ser. 2005-WCH1, Class M4, 1.00%, due 1/25/36	266	µ
	243	Popular Mortgage Pass-Through Trust, Ser. 2005-5, Class MV1, 0.61%, due 11/25/35	227	µ
	250	RAAC, Ser. 2006-SP2, Class M1, 0.51%, due 2/25/36	222	µ
	279	Renaissance Home Equity Loan Trust, Ser. 2005-2, Class AV3, 0.54%, due 8/25/35	252	µ
	140	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ1, Class M5, 0.80%, due 4/25/35	125	µ
	300	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.73%, due 5/25/35	262	µ
	250	Residential Asset Mortgage Products, Inc., Ser. 2005-RS7, Class M1, 0.67%, due 7/25/35	217	µ
	288	Residential Asset Securities Corp., Ser. 2005-KS10, Class M2, 0.61%, due 11/25/35	248	µ
	242	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.14%, due 7/25/34	226	µ
	185	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 0.75%, due 11/25/35	156	µ
	192	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.33%, due 4/25/36	181	µ
		Total Asset-Backed Securities (Cost $5,398)	5,509

Government Securities (32.3%)

Sovereign (32.3%)
AUD	510	Australia Government Bond, Senior Unsecured Notes, 3.25%, due 4/21/25	427	a
	$93	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	68	**
	200	Bolivian Government International Bond, Senior Unsecured Notes, 5.95%, due 8/22/23	205
BRL	3,960	Brazil Letras do Tesouro Nacional, Bills, 11.03% - 11.73%, due 1/1/18	1,055	ae
	$21	Brazilian Government International Bond, Senior Unsecured Notes, 8.75%, due 2/4/25	28
	165	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	228
	182	Colombia Government International Bond, Senior Unsecured Notes, 8.13%, due 5/21/24	240
	100	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	110
	26	Dominican Republic International Bond, Senior Unsecured Notes, 9.04%, due 1/23/18	29
	200	Ecuador Government International Bond, Senior Unsecured Notes, 7.95%, due 6/20/24	177
	100	Egypt Government International Bond, Senior Unsecured Notes, 5.75%, due 4/29/20	107
	61	El Salvador Government International Bond, Unsecured Notes, 6.38%, due 1/18/27	63
	66	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	77	@
	132	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	195	@
	200	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	292
EUR	365	Italy Buoni Poliennali Del Tesoro, Bonds, 4.00%, due 2/1/37	513	@a
	$200	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	188	**
MXN	8,790	Mexican Bonos, Bonds, Ser. M, 8.00%, due 12/7/23	700	a
MXN	5,810	Mexican Bonos, Bonds, Ser. M, 7.75%, due 11/13/42	484	a
	$200	Morocco Government International Bond, Senior Unsecured Notes, 4.25%, due 12/11/22	210
NZD	4,125	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	3,506	@a
	$75	Panama Government International Bond, Senior Unsecured Notes, 6.70%, due 1/26/36	101
	30	Peruvian Government International Bond, Senior Unsecured Notes, 8.75%, due 11/21/33	48
	76	Philippine Government International Bond, Senior Unsecured Notes, 9.50%, due 2/2/30	129
	250	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	200
	200	Republic of Serbia, Senior Unsecured Notes, 5.25%, due 11/21/17	207
	28	Republic of Serbia, Senior Unsecured Notes, 6.75%, due 11/1/24	28	**
EUR	60	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 9/18/20	79	a
	$40	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	53	ñ
	308	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 7.50%, due 3/31/30	309	@**
ZAR	5,050	South Africa Government Bond, Bonds, 6.50%, due 2/28/41	372	@a
	$100	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	115
	100	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	106
EUR	150	Spain Government Bond, Bonds, 5.15%, due 10/31/44	263	ña
EUR	515	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	755	ñ@a
	$100	Turkey Government International Bond, Senior Unsecured Notes, 7.50%, due 7/14/17	112
	213	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	271
	25	Uruguay Government International Bond, Senior Unsecured Notes, 7.63%, due 3/21/36	36
	50	Venezuela Government International Bond, Senior Unsecured Notes, 9.25%, due 5/7/28	17
	160	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	55
		Total Government Securities (Cost $12,397)	12,158

NUMBER OF SHARES

Exchange Traded Funds (4.3%)
	9,100	iShares iBoxx $ High Yield Corporate Bond Fund ETF	821
	21,000	SPDR Barclays Capital High Yield Bond ETF	818
		Total Exchange Traded Funds (Cost $1,696)	1,639

Short-Term Investments (9.2%)
	3,467,707	State Street Institutional Liquid Reserves Fund Premier Class (Cost $3,468)	3,468	@

		Total Investments (98.7%) (Cost $37,688)	37,170	##

		Cash, receivables and other assets, less liabilities (1.3%)	490	¢¢

		Total Net Assets (100.0%)	$37,660

See Notes to Schedule of Investments

January 31, 2015 (Unaudited)

 Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman New York Municipal Income Fund (“New York Municipal Income”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”), Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund ("Unconstrained Bond") (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of the Funds’ investments in exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2015:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$82,516	$-	$82,516
U.S. Government Agency Securities	-	15,268	-	15,268
Mortgage-Backed Securities^	-	95,360	-	95,360
Corporate Debt Securities^	-	67,036	-	67,036
Asset-Backed Securities	-	4,405	-	4,405
Government Securities	-	6,296	-	6,296
Short-Term Investments	-	10,900	-	10,900
Total Investments	-	281,781	-	281,781
Floating Rate Income
Investments:
Bank Loan Obligations
Automotive	-	5,215	1,321	6,536
Building & Development	-	9,259	3,174	12,433
Business Equipment & Services	-	40,115	123	40,238
Conglomerates	-	-	781	781
Electronics - Electrical	-	24,918	928	25,846
Financial Intermediaries	-	18,203	2,110	20,313
Food Products	-	7,122	253	7,375
Health Care	-	22,381	886	23,267
Industrial Equipment	-	10,597	7,352	17,949
Leisure Goods - Activities - Movies	-	7,441	3,109	10,550
Lodging & Casinos	-	31,046	1,785	32,831
Steel	-	3,378	1,187	4,565
Other Bank Loan Obligations^	-	132,406	-	132,406
Total Bank Loan Obligations	-	312,081	23,009	335,090
Corporate Debt Securities^	-	10,533	-	10,533
Short-Term Investments	-	8,688	-	8,688
Total Investments	-	331,302	23,009	354,311
High Income
Investments:
Bank Loan Obligations^	-	87,762	-	87,762
Corporate Debt Securities^	-	3,187,895	-	3,187,895
Short-Term Investments	-	130,193	-	130,193
Total Investments	-	3,405,850	-	3,405,850
Municipal Intermediate Bond
Investments:
Municipal Notes^	-	163,712	-	163,712
Total Investments	-	163,712	-	163,712
New York Municipal Income
Investments:
Municipal Notes^	-	67,409	-	67,409
Total Investments	-	67,409	-	67,409
Short Duration
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	17,491	-	17,491
Mortgage-Backed Securities^	-	19,472	-	19,472
Corporate Debt Securities^	-	21,070	-	21,070
Asset-Backed Securities	-	12,200	-	12,200

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Short-Term Investments	-	1,741	-	1,741
Total Investments	-	71,974	-	71,974
Short Duration High Income
Investments:
Bank Loan Obligations^	-	12,000	-	12,000
Corporate Debt Securities
Airlines	-	-	177	177
Other Corporate Debt Securities^	-	198,825	-	198,825
Total Corporate Debt Securities	-	198,825	177	199,002
Short-Term Investments	-	1,741	-	1,741
Total Investments	-	212,566	177	212,743
Strategic Income
Investments:
Bank Loan Obligations
Air Transport	-	2,155	722	2,877
Automotive	-	3,919	488	4,407
Building & Development	-	3,738	1,162	4,900
Business Equipment & Services	-	18,205	88	18,293
Conglomerates	-	-	363	363
Electronics - Electrical	-	10,950	364	11,314
Financial Intermediaries	-	8,786	536	9,322
Food Products	-	3,472	83	3,555
Health Care	-	9,171	497	9,668
Industrial Equipment	-	5,435	2,803	8,238
Leisure Goods -Activities - Movies	-	3,899	1,306	5,205
Lodging & Casinos	-	14,124	895	15,019
Steel	-	1,702	543	2,245
Other Bank Loan Obligations^	-	68,067	-	68,067
Total Bank Loan Obligations	-	153,623	9,850	163,473
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	135,452	-	135,452
U.S. Government Agency Securities	-	25,031	-	25,031
Mortgage-Backed Securities
Commercial Mortgage-Backed	-	137,887	915	138,802
Other Mortgage-Backed Securities^	-	515,963	-	515,963
Total Mortgage-Backed Securities	-	653,850	915	654,765
Corporate Debt Securities
Air Transportation	-	-	376	376
Other Corporate Debt Securities^	-	701,343	-	701,343
Total Corporate Debt Securities	-	701,343	376	701,719
Asset-Backed Securities	-	253,829	-	253,829
Government Securities	-	136,432	-	136,432
Exchange Traded Funds	53,477	-	-	53,477
Mutual Funds	-	170,296	-	170,296
Short-Term Investments	-	83,809	-	83,809
Total Investments	53,477	2,313,665	11,141	2,378,283
Unconstrained Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	1,021	-	1,021
Mortgage-Backed Securities^	-	1,167	-	1,167
Corporate Debt Securities^	-	11,920	-	11,920
Municipal Notes	-	288	-	288
Asset-Backed Securities	-	5,509	-	5,509
Government Securities	-	12,158	-	12,158
Exchange Traded Funds	1,639	-	-	1,639
Short-Term Investments	-	3,468	-	3,468
Total Investments	1,639	35,531	-	37,170

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

^	The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 1/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/15
Investments in Securities:
Floating Rate Income
Bank Loan Obligations
Air Transport	$2,311	$-	$(38)	$23	$-	$(2,296)	$-	$-	$-	$-
Automotive	623	-	-	(4)	704	(2)	-	-	1,321	(4)
Building & Development	597	1	-	2	704	-	2,466	(596)	3,174	2
Business Equipment & Services	5,863	-	-	-	123	-	-	(5,863)	123	-
Conglomerates	-	-	-	4	777	-	-	-	781	4
Electronics - Electrical	944	-	-	(13)	-	(3)	-	-	928	(13)
Financial Intermediaries	-	1	-	(12)	-	(5)	2,126	-	2,110	(12)
Food Products	253	-	-	-	-	-	-	-	253	-
Health Care	-	-	-	(7)	-	(2)	895	-	886	(7)
Industrial Equipment	-	(1)	(66)	(201)	99	(575)	8,096	-	7,352	(201)
Leisure Goods - Activities - Movies	-	-	(11)	(26)	-	(1,200)	4,346	-	3,109	(26)
Lodging & Casinos	3,394	1	-	(22)	-	(946)	-	(642)	1,785	(22)
Steel	-	-	-	(41)	334	(2)	896	-	1,187	(41)
Utilities	3,152	-	-	-	-	-	-	(3,152)	-	-
Total	17,137	2	(115)	(297)	2,741	(5,031)	18,825	(10,253)	23,009	(320)
Short Duration High Income
Corporate Debt Securities
Air Transportation	201	-	(3)	1	-	(22)	-	-	177	1
Total	201	-	(3)	1	-	(22)	-	-	177	1
Strategic Income
Bank Loan Obligations
Air Transport	1,056	-	(5)	10	-	(339)	-	-	722	10
Automotive	209	-	-	(2)	282	(1)	-	-	488	(2)
Building & Development	1,180	-	-	1	161	-	1,000	(1,180)	1,162	1
Business Equipment & Services	1,337	-	-	-	88	-	-	(1,337)	88	-
Chemicals & Plastics	606	-	-	-	-	-	-	(606)	-	-
Conglomerates	-	-	-	2	361	-	-	-	363	2
Electronics - Electrical	370	-	-	(5)	-	(1)	-	-	364	(5)
Financial Intermediaries	-	-	-	(3)	-	(1)	540	-	536	(3)
Food Products	83	-	-	-	-	-	-	-	83	-
Health Care	-	-	-	(4)	-	(2)	503	-	497	(4)
Industrial Equipment	-	-	-	(100)	270	(7)	2,640	-	2,803	(100)
Leisure Goods- Activities-Movies	-	-	(1)	(14)	-	(49)	1,370	-	1,306	(14)
Lodging & Casinos	1,298	-	-	(7)	-	(7)	-	(389)	895	(7)
Steel	-	-	-	(20)	247	(1)	317	-	543	(20)
Utilities	1,493	-	-	-	-	-	-	(1,493)	-	-
Mortgage-Backed Securities		-	-	-	-	-	-	-	-	-
Commercial Mortgage-Backed	924	-	-	(9)	-	-	-	-	915	(9)
Corporate Debt Securities		-	-	-	-	-	-	-	-	-
Air Transportation	386	-	-	2	-	(12)	-	-	376	2
Total	8,942	-	(6)	(149)	1,409	(420)	6,370	(5,005)	11,141	(149)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Funds do not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2015, certain securities were transferred from one level (as of October 31, 2014) to another. Approximately $10,253,000 and $5,005,000 was transferred from Level 3 to Level 2 for Floating Rate Income and Strategic Income, respectively, as a result of an increase in the number of observable inputs that were readily available to the independent pricing service. Also, approximately $18,825,000 and $6,370,000 were transferred from Level 2 to Level 3 for Floating Rate Income and Strategic Income, respectively, as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ended January 31, 2015, the Funds had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of January 31, 2015:

Asset Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized appreciation)	$446	$-	$-	$446
Strategic Income
Futures contracts (unrealized appreciation)	$8,422	$757	$-	$9,179
Unconstrained Bond
Futures contracts (unrealized appreciation)	$111	$-	$-	$111
Forward contracts (unrealized appreciation)	-	631	-	631
Unconstrained Bond Total	$111	$631	$-	$742

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2015:

Liability Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized depreciation)	$(1,053)	$(650)	$-	$(1,703)
Strategic Income
Futures contracts (unrealized depreciation)	$(20,903)	$(5,709)	$-	$(26,612)
Unconstrained Bond
Futures contracts (unrealized depreciation)	$(1,248)	$-	$-	$(1,248)
Forward contracts (unrealized depreciation)	-	(429)	-	(429)
Unconstrained Bond Total	$(1,248)	$(429)	$-	$(1,677)
##	At January 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$275,327	$7,968	$1,514	$6,454
Floating Rate Income	361,743	498	7,930	(7,432)
High Income	3,413,745	90,043	97,938	(7,895)
Municipal Intermediate Bond	154,682	9,089	59	9,030
New York Municipal Income	63,514	3,923	28	3,895
Short Duration	72,298	164	488	(324)
Short Duration High Income	218,230	570	6,057	(5,487)
Strategic Income	2,365,993	48,343	36,053	12,290
Unconstrained Bond	37,693	632	1,155	(523)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2015, these securities amounted to approximately $12,828,000 or 5.0% of net assets for Core Bond, approximately $5,143,000 or 1.4% of net assets for Floating Rate Income, approximately $736,426,000 or 21.3% of net assets for High Income, approximately $6,603,000 or 9.4% of net assets for Short Duration, approximately $47,144,000 or 21.7% of net assets for Short Duration High Income, approximately $163,302,000 or 8.8% of net assets for Strategic Income and approximately $2,206,000 or 5.9% of net assets for Unconstrained Bond.

Ñ
These securities have been deemed by the investment manager to be illiquid. At January 31, 2015, these securities amounted to approximately $23,009,000 or 6.4% of net assets for Floating Rate Income and approximately $9,128,000 or 0.5% of net assets for Strategic Income.

Ø
All or a portion of this security was purchased on a when-issued basis. At January 31, 2015, these securities amounted to $30,576,000 for Core Bond, $5,947,000 for Municipal Intermediate Bond, $527,000 for New York Municipal Income, $513,105,000 for Strategic Income and $449,000 for Unconstrained Bond. For TBA (to be announced) securities, the maturity date was not known at the time of investment.

ß	Security is guaranteed by the corporate or non-profit obligor.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of January 31, 2015 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

@
All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or forward contracts and/or delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2015, and their final maturities.

a	Principal amount is stated in the currency in which the security is denominated.
AUD = Australian Dollar
BRL = Brazilian Real
EUR = Euro
GBP = Pound Sterling
MXN=Mexican Peso
NZD = New Zealand Dollar
ZAR=South African Rand

b	Currently a zero coupon security; will convert to 4.00% on August 1, 2023.

c	Payment-in-kind (PIK) security for which part of the income earned may be paid as additional principal.

d	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

E	Interest rate represents discount rate at time of purchase, not a coupon rate.

f	Value of the security was determined using methods the Board has approved in the good-faith belief the resulting valuation will reflect the fair value of the security.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

**	Step Bond: Coupon rate is a fixed rate for an initial period, then resets at a specific date and rate.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

¢¢	At January 31, 2015, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Core Bond	March 2015	15 Euro-Buxl Bond, 30 Year	Short	$(259,583)
Core Bond	March 2015	27 Euro Currency	Short	345,042
Core Bond	March 2015	28 Mexican Peso	Short	51,834
Core Bond	March 2015	24 South African Rand	Short	27,557
Core Bond	March 2015	87 U.S. Treasury Note, 10 Year	Short	(416,088)
Core Bond	March 2015	22 U.S. Treasury Note, 2 Year	Short	(20,355)
Core Bond	March 2015	138 U.S. Treasury Note, 5Year	Short	(356,243)
Core Bond	March 2015	21 U.S. Treasury Long Bond	Short	(221,983)
Core Bond	March 2015	20 U.S. Treasury Bond, Ultra Long	Short	(428,229)
Core Bond	March 2015	22 EuroYen, 90 Day	Long	1,348
Core Bond	December 2015	55 New Zealand Treasury Bill, 90 Day	Long	16,735
Core Bond	December 2016	13 Eurodollar, 90 day	Long	3,360
Total				$(1,256,605)
Strategic Income	March 2015	522 Mini Japanese, 10 Year	Short	$(521,080)
Strategic Income	March 2015	274 Australian Dollar/US Dollar Currency	Short	(61,387)
Strategic Income	March 2015	187 Euro-Buxl Bond, 30 Year	Short	(2,970,988)
Strategic Income	March 2015	389 Euro Currency	Short	4,215,664
Strategic Income	March 2015	62 Euro-Bund	Short	(30,311)
Strategic Income	March 2015	72 Euro-Oat	Short	(30,318)
Strategic Income	March 2015	69 GBP Currency	Short	267,545
Strategic Income	March 2015	532 Mexican Peso	Short	984,844
Strategic Income	March 2015	388 New Zealand Dollar	Short	953,486
Strategic Income	March 2015	368 South American Rand	Short	422,541
Strategic Income	March 2015	3,325 U.S. Treasury Notes, 10 Year	Short	(15,697,950)
Strategic Income	March 2015	102 U.S. Treasury Notes, 2 Year	Short	(94,373)
Strategic Income	March 2015	627 U.S. Treasury Notes, 5 Year	Short	(1,618,585)
Strategic Income	March 2015	70 U.S. Treasury Long Bond	Short	17,693
Strategic Income	March 2015	274 U.S. Treasury Bond, Ultra Long	Short	(5,569,621)
Strategic Income	March 2015	132 UK Long Gilt Bond	Long	1,404,886
Strategic Income	March 2015	70 U.S. Treasury Long Bond	Long	739,125
Strategic Income	March 2015	36 U.S. Treasury Bond, Ultra Long	Long	(16,956)
Strategic Income	March 2015	158 EuroYen, 90 Day	Long	9,685
Strategic Income	June 2015	157 EuroYen, 90 Day	Long	(402)
Strategic Income	December 2015	68 Euribor Interest Rate, 3 Month	Long	9,400
Strategic Income	December 2015	377 New Zealand Bank Bill, 3 Month	Long	129,721
Strategic Income	December 2016	93 Eurodollar, 90 Day	Long	24,042
Total				$(17,433,339)
Unconstrained Bond	March 2015	69 Mini Japanese, 10 Year	Short	(69,012)
Unconstrained Bond	March 2015	22 Canadian Treasury Bond, 10 Year	Short	(168,167)
Unconstrained Bond	March 2015	11 Euro-Buxl Bond, 30 Year	Short	(253,343)
Unconstrained Bond	March 2015	23 Euro-Bund	Short	(161,959)
Unconstrained Bond	March 2015	16 U.S. Treasury Note, 2 Year	Short	(14,781)
Unconstrained Bond	March 2015	35 U.S. Treasury Note, 5 Year	Short	(90,264)
Unconstrained Bond	March 2015	77 U.S. Treasury Note, 10 Year	Short	(328,653)
Unconstrained Bond	March 2015	13 U.S. Treasury Long Bond	Short	(137,384)
Unconstrained Bond	March 2015	2 U.S. Treasury Bond, Ultra Long	Short	(24,754)
Unconstrained Bond	March 2015	4 EuroYen, 90 Day	Long	233
Unconstrained Bond	March 2015	10 U.K. Long Gilt Bond	Long	107,331
Unconstrained Bond	December 2015	8 New Zealand Treasury Bill, 90 Day	Long	2,884
Unconstrained Bond	December 2016	2 Eurodollar, 90 Day	Long	520
Total				$(1,137,349)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

At January 31, 2015, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Core Bond	$91,711,016	$(158,890,590)
Strategic Income	$422,692,790	$(862,311,916)
Unconstrained Bond	$8,979,771	$(37,628,790)

At January 31, 2015, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures contracts:

Core Bond	$1,733,066
Strategic Income	$27,172,284
Unconstrained Bond	$1,211,870

At January 31, 2015, open forward contracts for Unconstrained Bond were as follows:

Contracts Received		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
308,084	Australian Dollar	$250,987	Societe Generale	04/09/15	(12,141)
995,211	Australian Dollar	813,338	State Street Bank London	04/09/15	(41,789)
479,766	Canadian Dollar	405,004	Royal Bank of Canada	04/09/15	(27,765)
425,365	Canadian Dollar	355,017	Societe Generale	04/09/15	(20,553)
645,808	Canadian Dollar	537,736	State Street Bank London	04/09/15	(29,938)
2,151,399	Euro Currency	2,459,040	Societe Generale	04/09/15	(26,573)
176,444	Euro Currency	198,288	State Street Bank London	04/09/15	1,208
8,770,153	Japanese Yen	74,125	Royal Bank of Canada	04/09/15	618
69,053,237	Japanese Yen	578,966	Societe Generale	04/09/15	9,536
5,800,009	Japanese Yen	49,121	State Street Bank London	04/09/15	309
600,657	Mexican Peso	40,368	Societe Generale	04/09/15	(459)
916,592	Norwegian Krone	117,464	Societe Generale	04/09/15	971
9,720,058	Norwegian Krone	1,262,597	State Street Bank London	04/09/15	(6,644)
498,089	New Zealand Dollar	368,164	Royal Bank of Canada	04/09/15	(8,071)
198,528	New Zealand Dollar	153,682	Societe Generale	04/09/15	(10,156)
436,429	New Zealand Dollar	335,922	State Street Bank London	04/09/15	(20,405)
236,623	Pound Sterling	356,549	Royal Bank of Canada	04/09/15	(303)
301,361	Pound Sterling	453,980	Societe Generale	04/09/15	(269)
65,717	Pound Sterling	98,618	State Street Bank London	04/09/15	322
2,378,346	Swedish Krona	295,719	Societe Generale	04/09/15	(8,104)
8,569,566	Swedish Krona	1,058,078	State Street Bank London	04/09/15	(21,754)
347,028	Swiss Franc	380,971	Societe Generale	04/09/15	(1,804)
270,132	Swiss Franc	308,457	State Street Bank London	04/09/15	(13,308)
Total	$(237,072)

Contracts Delivered		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
195,953	Australian Dollar	$155,035	Royal Bank of Canada	04/09/15	$3,121
2,291,861	Australian Dollar	1,824,336	Societe Generale	04/09/15	47,544
1,817,427	Brazilian Real	658,026	Royal Bank of Canada	04/09/15	(7,002)
61,051	Brazilian Real	22,683	Societe Generale	04/09/15	343
794,781	Canadian Dollar	665,767	Royal Bank of Canada	04/09/15	40,832
372,776	Canadian Dollar	311,050	Societe Generale	04/09/15	17,936
602,650	Canadian Dollar	488,236	State Street Bank London	04/09/15	14,373
3,833,651	Euro Currency	4,513,270	Royal Bank of Canada	04/09/15	178,775
622,614	Euro Currency	706,190	Societe Generale	04/09/15	2,235
125,044	Euro Currency	144,826	State Street Bank London	04/09/15	3,446
28,286,648	Japanese Yen	239,711	Societe Generale	04/09/15	(1,360)
22,885,819	Japanese Yen	195,864	State Street Bank London	04/09/15	821
12,230,270	Mexican Peso	826,613	Societe Generale	04/09/15	14,006
400,887	Mexican Peso	27,263	State Street Bank London	04/09/15	627
2,175,364	Norwegian Krone	282,991	Societe Generale	04/09/15	1,907
3,560,934	Norwegian Krone	461,337	State Street Bank London	04/09/15	1,220
1,249,109	New Zealand Dollar	940,263	Societe Generale	04/09/15	37,217
5,265,662	New Zealand Dollar	4,045,628	State Street Bank London	04/09/15	238,807
2,181,694	Pound Sterling	3,287,413	Royal Bank of Canada	04/09/15	2,787
362,493	Pound Sterling	546,974	Societe Generale	04/09/15	1,227

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

192,044	Pound Sterling	290,999	State Street Bank London	04/09/15	1,870
325,955	Swedish Krona	40,093	Royal Bank of Canada	04/09/15	675
2,392,438	Swedish Krona	292,577	Societe Generale	04/09/15	3,258
3,003,069	Swedish Krona	368,482	State Street Bank London	04/09/15	5,318
128,139	Swiss Franc	138,570	Societe Generale	04/09/15	(1,437)
1,542,873	Swiss Franc	1,517,083	State Street Bank London	04/09/15	(168,678)
3,974,620	South African Rand	337,118	Royal Bank of Canada	04/09/15	(716)
328,653	South African Rand	28,091	Societe Generale	04/09/15	156
Total	$439,308

§ Affiliated issuer.
Investments in Affiliates(1):

	Balance of Shares Held October 31, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2015	Value January 31, 2015	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Strategic Income
Neuberger Berman Emerging Markets Debt Fund Institutional Class	17,950,340	263,106	-	18,213,446	$170,295,724	$2,494,582	$-

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Neuberger Berman Income Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, as amended, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Schedule of Investments Emerging Markets Debt Funda
(Unaudited) 1/31/15

PRINCIPAL
AMOUNT[a]			VALUE	†
(000's omitted)			($000's omitted)z

Corporate Debt Securities (25.6%)

Azerbaijan (0.8%)
	$600	Int'l Bank of Azerbaijan OJSC, Senior Unsecured Notes, 5.63%, due 6/11/19	544	@
	200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 5.45%, due 2/9/17	201
	826	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Euro Medium-Term Notes, 4.75%, due 3/13/23	749	@
			1,494
Barbados (0.3%)
	543	Columbus Int'l, Inc., Guaranteed Notes, 7.38%, due 3/30/21	559	ñ@

Brazil (1.9%)
	400	BRF SA, Guaranteed Notes, 5.88%, due 6/6/22	431	@
	250	Itau Unibanco Holding SA, Subordinated Notes, 5.75%, due 1/22/21	259
	200	Itau Unibanco Holding SA, Subordinated Notes, 5.65%, due 3/19/22	204
	200	JBS Investments GmbH, Guaranteed Notes, 7.75%, due 10/28/20	206
	350	JBS USA LLC/JBS USA Finance, Inc., Guaranteed Notes, 7.25%, due 6/1/21	361
	200	Marfrig Holding Europe BV, Guaranteed Notes, 8.38%, due 5/9/18	188
	200	Marfrig Holding Europe BV, Guaranteed Notes, 6.88%, due 6/24/19	174	ñ
	200	Marfrig Overseas Ltd., Guaranteed Notes, 9.50%, due 5/4/20	187
	600	Minerva Luxembourg SA, Guaranteed Notes, 7.75%, due 1/31/23	577	@
	200	Minerva Luxembourg SA, Guaranteed Notes, 8.75%, due 12/29/49	191	ñµ
	200	Samarco Mineracao SA, Senior Unsecured Notes, 5.75%, due 10/24/23	193	ñ
	200	Samarco Mineracao SA, Senior Unsecured Notes, 5.38%, due 9/26/24	184	ñ
	400	TAM Capital 3, Inc., Guaranteed Notes, 8.38%, due 6/3/21	415	@
	100	Vale Overseas Ltd., Guaranteed Notes, 8.25%, due 1/17/34	111
	50	Vale Overseas Ltd., Guaranteed Notes, 6.88%, due 11/21/36	49
			3,730
Chile (1.1%)
	350	Cencosud SA, Guaranteed Notes, 4.88%, due 1/20/23	350	@
	375	Corpbanca SA, Senior Unsecured Notes, 3.13%, due 1/15/18	375
	200	E.CL SA, Senior Unsecured Notes, 4.50%, due 1/29/25	204	ñ
	200	Empresa Nacional del Petroleo, Senior Unsecured Notes, 4.38%, due 10/30/24	200	ñ
	450	GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes, 7.50%, due 2/11/20	325	@
	200	GNL Quintero SA, Senior Unsecured Notes, 4.63%, due 7/31/29	207
	200	VTR Finance BV, Senior Secured Notes, 6.88%, due 1/15/24	200	ñ@
	250	VTR Finance BV, Senior Secured Notes, 6.88%, due 1/15/24	251
			2,112
China (2.5%)
	200	Agile Property Holdings Ltd., Senior Unsecured Notes, 9.88%, due 3/20/17	203
	200	China Cinda Finance 2014 Ltd., Guaranteed Notes, 5.63%, due 5/14/24	214
	200	China Resources Power East Foundation Co., Ltd., Guaranteed Notes, 7.25%, due 5/9/49	205	µ
	400	CITIC Ltd., Subordinated Notes, 8.63%, due 12/31/49	458	µ@
	800	CITIC Pacific Ltd., Senior Unsecured Notes, 6.80%, due 1/17/23	949	@
	300	CNOOC Curtis Funding No. 1 Pty Ltd., Guaranteed Notes, 4.50%, due 10/3/23	327
	205	CNOOC Finance 2011 Ltd., Guaranteed Notes, 4.25%, due 1/26/21	221
	200	CNOOC Finance 2012 Ltd., Guaranteed Notes, 3.88%, due 5/2/22	208
	200	Country Garden Holdings Co., Ltd., Guaranteed Notes, 11.13%, due 2/23/18	211	ñ
	300	Country Garden Holdings Co., Ltd., Guaranteed Notes, 7.25%, due 4/4/21	293
	200	Franshion Development Ltd., Guaranteed Notes, 6.75%, due 4/15/21	217
	200	MIE Holdings Corp., Guaranteed Notes, 7.50%, due 4/25/19	120	ñ
	200	Poly Real Estate Finance Ltd., Guaranteed Notes, 4.50%, due 8/6/18	203
	200	Sinopec Group Overseas Development 2014 Ltd., Guaranteed Notes, 4.38%, due 4/10/24	218	ñ
	$700	Sinopec Group Overseas Development 2014 Ltd., Guaranteed Notes, 4.38%, due 4/10/24	763	@
	200	Tencent Holdings Ltd., Senior Unsecured Notes, 3.38%, due 5/2/19	206
			5,016
Colombia (1.8%)
	275	Banco de Bogota SA, Subordinated Notes, 5.38%, due 2/19/23	281
	350	Bancolombia SA, Subordinated Notes, 6.13%, due 7/26/20	375	@
	300	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 5.38%, due 9/27/22	296
	249	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 5/28/45	239	@
	370	Empresa de Energia de Bogota SA ESP, Senior Unsecured Notes, 6.13%, due 11/10/21	394	@
COP	1,346,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.38%, due 2/1/21	585	@
COP	1,227,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.63%, due 9/10/24	505	ñ@
COP	437,000	Financiera de Desarrollo Territorial SA Findeter, Senior Unsecured Notes, 7.88%, due 8/12/24	183	ñ@
	$200	Millicom Int'l Cellular SA, Senior Unsecured Notes, 6.63%, due 10/15/21	205	ñ
	360	Millicom Int'l Cellular SA, Senior Unsecured Notes, 6.63%, due 10/15/21	368	@
	275	Pacific Rubiales Energy Corp., Guaranteed Notes, 5.63%, due 1/19/25	157	ñ
			3,588
Guatemala (0.2%)
	200	Cementos Progreso Trust, Guaranteed Notes, 7.13%, due 11/6/23	212	ñ
	260	Comcel Trust, Guaranteed Notes, 6.88%, due 2/6/24	269	ñ@
			481
Hong Kong (0.7%)
	200	Bank of East Asia Ltd., Subordinated Euro Medium-Term Notes, 6.38%, due 5/4/22	214	µ
	350	CLP Power HK Finance Ltd., Guaranteed Notes, 4.25%, due 5/29/49	353	µ@
	200	Fita Int'l Ltd., Guaranteed Notes, 7.00%, due 2/10/20	228
	100	Hutchison Whampoa Int'l 10 Ltd., Guaranteed Notes, 6.00%, due 4/29/49	102	ñµ
	200	NWD MTN Ltd., Guaranteed Euro Medium-Term Notes, 5.25%, due 2/26/21	211
	288	OCBC Wing Hang Bank Ltd., Subordinated Euro Medium-Term Notes, 6.00%, due 4/29/49	300	µ
			1,408
Hungary (0.1%)
	200	MFB Magyar Fejlesztesi Bank Zrt, Government Guaranteed Notes, 6.25%, due 10/21/20	225	ñ@

India (1.4%)
	350	ABJA Investment Co. Pte Ltd., Guaranteed Notes, 5.95%, due 7/31/24	357
	300	Axis Bank Ltd., Senior Unsecured Notes, 3.25%, due 5/21/20	302	ñ
	450	Bharti Airtel Int'l Netherlands BV, Guaranteed Notes, 5.35%, due 5/20/24	509	ñ@
	200	Indian Oil Corp. Ltd., Senior Unsecured Euro Medium-Term Notes, 5.75%, due 8/1/23	223
	225	NTPC Ltd., Senior Unsecured Euro Medium-Term Notes, 5.63%, due 7/14/21	253	@
	300	Oil India Ltd., Senior Unsecured Notes, 5.38%, due 4/17/24	333
	250	ONGC Videsh Ltd., Guaranteed Notes, 3.75%, due 5/7/23	249
	250	Reliance Holding USA, Inc., Guaranteed Notes, 5.40%, due 2/14/22	274
	250	Reliance Industries Ltd., Senior Unsecured Notes, 4.13%, due 1/28/25	255	ñ
			2,755
Indonesia (1.4%)
	515	Listrindo Capital BV, Guaranteed Notes, 6.95%, due 2/21/19	543	ñ@
	800	Pertamina Persero PT, Senior Unsecured Notes, 6.00%, due 5/3/42	818	@
	750	Pertamina Persero PT, Senior Unsecured Notes, 5.63%, due 5/20/43	740	ñ@
	$280	Pertamina Persero PT, Senior Unsecured Notes, 6.45%, due 5/30/44	306	ñ@
	400	Pertamina Persero PT, Senior Unsecured Notes, 6.45%, due 5/30/44	437
			2,844
Iraq (0.1%)
	200	Genel Energy Finance PLC, Guaranteed Notes, 7.50%, due 5/14/19	172

Israel (0.3%)
	400	Israel Electric Corp. Ltd., Senior Secured Notes, 9.38%, due 1/28/20	496	@

Jamaica (0.1%)
	200	Digicel Group Ltd., Senior Unsecured Notes, 8.25%, due 9/30/20	195

Kazakhstan (1.9%)
	200	Halyk Savings Bank of Kazakhstan JSC, Senior Unsecured Notes, 7.25%, due 5/3/17	198
	250	Halyk Savings Bank of Kazakhstan JSC, Senior Unsecured Notes, 7.25%, due 1/28/21	237
	400	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	400	ñ@
	500	KazMunayGas National Co., JSC, Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	545	@
	200	KazMunayGas National Co., JSC, Unsecured Notes, 4.88%, due 5/7/25	175	ñ
	2,400	KazMunayGas National Co., JSC, Senior Unsecured Notes, 5.75%, due 4/30/43	1,931	@
	200	Nostrum Oil & Gas Finance BV, Guaranteed Notes, 6.38%, due 2/14/19	160
	200	Zhaikmunai LLP, Guaranteed Notes, 7.13%, due 11/13/19	160	ñ
			3,806
Korea (0.1%)
	200	Woori Bank Co., Ltd., Subordinated Notes, 4.75%, due 4/30/24	217	ñ

Kuwait (0.3%)
	650	Kuwait Projects Co., Guaranteed Euro Medium-Term Notes, 4.80%, due 2/5/19	688	@

Macau (0.1%)
	225	Wynn Macau Ltd., Senior Unsecured Notes, 5.25%, due 10/15/21	219

Mexico (3.7%)
	325	Alfa SAB de CV, Senior Unsecured Notes, 6.88%, due 3/25/44	346	ñ@
	210	BBVA Bancomer SA, Subordinated Notes, 6.50%, due 3/10/21	233	ñ
	200	BBVA Bancomer SA, Subordinated Notes, 6.50%, due 3/10/21	222
	485	BBVA Bancomer SA, Subordinated Notes, 6.75%, due 9/30/22	548	@
	544	Cemex Finance LLC, Senior Secured Notes, 9.38%, due 10/12/22	599	@
	788	Cemex SAB de CV, Senior Secured Notes, 9.50%, due 6/15/18	855	@
	250	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.38%, due 3/30/38	255
	200	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.38%, due 3/30/38	204	ñ
MXN	5,200	Petroleos Mexicanos, Guaranteed Notes, 7.19%, due 9/12/24	357	ñ
MXN	7,700	Petroleos Mexicanos, Guaranteed Notes, 7.19%, due 9/12/24	529
	$250	Petroleos Mexicanos, Guaranteed Notes, 4.25%, due 1/15/25	246	ñ
	1,000	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	1,119	@
	366	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	411	@
	250	Servicios Corporativos Javer SAPI de CV, Guaranteed Notes, 9.88%, due 4/6/21	254
	200	Sixsigma Networks Mexico SA de CV, Guaranteed Notes, 8.25%, due 11/7/21	204	ñ
	300	Sixsigma Networks Mexico SA de CV, Guaranteed Notes, 8.25%, due 11/7/21	305
	200	Trust F/1401, Senior Unsecured Notes, 5.25%, due 12/15/24	211
	200	Trust F/1401, Senior Unsecured Notes, 6.95%, due 1/30/44	229	ñ
	$200	Unifin Financiera SA de CV, Guaranteed Notes, 6.25%, due 7/22/19	174	ñ
			7,301
Morocco (0.2%)
	350	Office Cherifien des Phosphates SA, Senior Unsecured Notes, 5.63%, due 4/25/24	380	ñ@

Peru (1.4%)
	200	Abengoa Transmision Sur SA, Senior Secured Notes, 6.88%, due 4/30/43	222	ñ
	325	Banco de Credito del Peru, Subordinated Notes, 6.88%, due 9/16/26	359	µ
	200	Banco de Credito del Peru, Subordinated Notes, 6.13%, due 4/24/27	216	µ
	250	Banco Int'l del Peru SAA, Subordinated Notes, 6.63%, due 3/19/29	267	ñµ
	190	BBVA Banco Continental SA, Senior Unsecured Notes, 5.00%, due 8/26/22	202	@
	181	BBVA Banco Continental SA, Subordinated Notes, 5.25%, due 9/22/29	185	ñµ
	200	Co. Minera Ares SAC, Guaranteed Notes, 7.75%, due 1/23/21	204	ñ
	271	Corp. Financiera de Desarrollo SA, Subordinated Notes, 5.25%, due 7/15/29	280	ñµ
	83	InRetail Consumer, Guaranteed Notes, 5.25%, due 10/10/21	84	ñ
	200	Minsur SA, Senior Unsecured Notes, 6.25%, due 2/7/24	215	ñ
	205	Southern Copper Corp., Senior Unsecured Notes, 7.50%, due 7/27/35	231
	50	Southern Copper Corp., Senior Unsecured Notes, 6.75%, due 4/16/40	52
	312	Union Andina de Cementos SAA, Senior Unsecured Notes, 5.88%, due 10/30/21	309	ñ
			2,826
Russia (1.5%)
	200	Alfa Bank OJSC via Alfa Bond Issuance PLC, Senior Unsecured Notes, 7.75%, due 4/28/21	169	@
	200	Bank Otkritie Financial Corp. OJSC via OFCB Capital PLC, Senior Unsecured Notes, 7.25%, due 4/25/18	153
	200	Credit Bank of Moscow via CBOM Finance PLC, Senior Unsecured Notes, 7.70%, due 2/1/18	159
	200	Credit Bank of Moscow via CBOM Finance PLC, Subordinated Notes, 8.70%, due 11/13/18	138	@
	200	EDC Finance Ltd., Guaranteed Notes, 4.88%, due 4/17/20	157
	400	Gazprom OAO via Gaz Capital SA, Senior Unsecured Notes, 5.09%, due 11/29/15	396
	200	Nord Gold NV, Guaranteed Notes, 6.38%, due 5/7/18	178
	350	Rosneft Finance SA, Guaranteed Notes, Ser. 6, 7.88%, due 3/13/18	324
	200	Sistema JSFC Via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	128	ñ
	470	Sistema JSFC Via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	301	@
	271	Vimpel Communications via VIP Finance Ireland Ltd. OJSC, Senior Unsecured Notes, 9.13%, due 4/30/18	256	ñ
	200	Vnesheconombank via VEB Finance PLC, Senior Unsecured Notes, 5.38%, due 2/13/17	178	ñ@
	300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Notes, 6.90%, due 7/9/20	224	@
	300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Euro Medium-Term Notes, 6.80%, due 11/22/25	205
			2,966
Saudi Arabia (0.4%)
	700	Saudi Electricity Global Sukuk Co 3, Senior Unsecured Notes, 5.50%, due 4/8/44	802	ñ@

Singapore (0.3%)
	350	Oversea-Chinese Banking Corp. Ltd., Subordinated Notes, 3.15%, due 3/11/23	357	µ@
	$300	United Overseas Bank Ltd., Subordinated Euro Medium-Term Notes, 2.88%, due 10/17/22	304	µ
			661
South Africa (0.2%)
	200	AngloGold Holdings PLC, Guaranteed Notes, 8.50%, due 7/30/20	215	@
	250	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 6.75%, due 8/6/23	253
			468
Thailand (0.4%)
	200	PTT Exploration & Production PCL, Subordinated Notes, 4.88%, due 12/29/49	195	ñµ
	200	PTT Global Chemical PCL, Senior Unsecured Notes, 4.25%, due 9/19/22	206
	200	PTT PCL, Senior Unsecured Notes, 4.50%, due 10/25/42	186
	200	Siam Commercial Bank PCL, Senior Unsecured Notes, 3.50%, due 4/7/19	208	ñ
			795
Tunisia (0.2%)
	294	Banque Centrale de Tunisie SA, Senior Unsecured Notes, 5.75%, due 1/30/25	300	ñ

Turkey (1.2%)
	500	Finansbank AS, Senior Unsecured Notes, 5.50%, due 5/11/16	511	ñ@
	250	Finansbank AS, Senior Unsecured Notes, 5.50%, due 5/11/16	255
	210	Finansbank AS, Senior Unsecured Notes, 6.25%, due 4/30/19	218	ñ
	283	TC Ziraat Bankasi AS, Senior Unsecured Notes, 4.25%, due 7/3/19	281	ñ@
	200	Turkiye Is Bankasi, Senior Unsecured Notes, 5.00%, due 4/30/20	203	ñ
	200	Turkiye Is Bankasi, Subordinated Notes, 7.85%, due 12/10/23	222	ñ@
	200	Turkiye Vakiflar Bankasi Tao, Senior Unsecured Notes, 5.00%, due 10/31/18	205	ñ@
	200	Yapi ve Kredi Bankasi AS, Senior Unsecured Notes, 5.25%, due 12/3/18	206	ñ@
	200	Yapi ve Kredi Bankasi AS, Subordinated Notes, 5.50%, due 12/6/22	192
			2,293
United Arab Emirates (0.4%)
	320	DP World Ltd., Senior Unsecured Notes, 6.85%, due 7/2/37	374	ñ@
	400	Emirates NBD PJSC, Subordinated Euro Medium-Term Notes, 4.88%, due 3/28/23	415	µ@
			789
Venezuela (0.6%)
	1,453	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	538	@
	2,180	Petroleos de Venezuela SA, Guaranteed Notes, 6.00%, due 5/16/24	687	@
			1,225
		Total Corporate Debt Securities (Cost $52,731)	50,811

Government Securities (65.3%)

Azerbaijan (0.2%)
	400	Republic of Azerbaijan International Bond, Senior Unsecured Notes, 4.75%, due 3/18/24	390

Belize (0.3%)
	800	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	580	**

Bermuda (0.2%)
	350	Bermuda Government International Bond, Senior Unsecured Notes, 4.85%, due 2/6/24	363	ñ@

Bolivia (0.9%)
	950	Bolivian Government International Bond, Senior Unsecured Notes, 5.95%, due 8/22/23	971	ñ@
	$700	Bolivian Government International Bond, Senior Unsecured Notes, 5.95%, due 8/22/23	718
			1,689
Brazil (6.7%)
BRL	8,081	Brazil Letras do Tesouro Nacional, Bills, 11.13%-12.49%, due 1/1/17	2,404	@c
BRL	14,997	Brazil Letras do Tesouro Nacional, Bills, 11.03%-12.67%, due 1/1/18	3,996	c
BRL	3,892	Brazil Notas do Tesouro Nacional, Notes, Ser. F, 10.00%, due 1/1/21	1,336
BRL	300	Brazil Notas do Tesouro Nacional, Notes, Ser. B, 6.00%, due 8/15/22	286
BRL	8,999	Brazil Notas do Tesouro Nacional, Notes, Ser. F, 10.00%, due 1/1/25	3,007
	$900	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	1,243	@
	820	Brazilian Government International Bond, Senior Unsecured Notes, 7.13%, due 1/20/37	1,025	@
			13,297
Colombia (4.3%)
COP	423,000	Colombia Government International Bond, Senior Unsecured Notes, 4.38%, due 3/21/23	159	@
	$200	Colombia Government International Bond, Senior Unsecured Notes, 8.13%, due 5/21/24	264
COP	921,000	Colombia Government International Bond, Senior Unsecured Notes, 9.85%, due 6/28/27	503	@
	$750	Colombia Government International Bond, Senior Unsecured Notes, 7.38%, due 9/18/37	1,013	@
	910	Colombia Government International Bond, Senior Unsecured Notes, 5.63%, due 2/26/44	1,053
COP	2,019,000	Colombian TES, Notes, Ser. B, 5.00%, due 11/21/18	826	@
COP	2,470,700	Colombian TES, Bonds, Ser. B, 7.00%, due 9/11/19	1,085	@
COP	2,819,200	Colombian TES, Bonds, Ser. B, 7.00%, due 5/4/22	1,199	@
COP	3,006,900	Colombian TES, Bonds, Ser. B, 10.00%, due 7/24/24	1,527	@
COP	2,222,300	Colombian TES, Bonds, Ser. B, 6.00%, due 4/28/28	830	@
			8,459
Cote D'Ivoire (1.7%)
	$700	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.38%, due 7/23/24	657	ñ
	800	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	752	ñ@**
	2,100	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	1,974	@**
			3,383
Croatia (0.8%)
	500	Croatia Government International Bond, Senior Unsecured Notes, 6.25%, due 4/27/17	529	@
	500	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	552	@
	200	Croatia Government International Bond, Senior Unsecured Notes, 6.38%, due 3/24/21	220
	230	Croatia Government International Bond, Senior Unsecured Notes, 6.00%, due 1/26/24	252	ñ@
			1,553
Dominican Republic (0.9%)
DOP	2,040	Dominican Republic International Bond, Senior Unsecured Notes, 11.00%, due 1/5/18	46
DOP	1,200	Dominican Republic International Bond, Bonds, 15.95%, due 6/4/21	34
DOP	20,330	Dominican Republic International Bond, Unsecured Notes, 11.00%, due 7/30/21	444	ñ@
DOP	20,000	Dominican Republic International Bond, Bonds, 11.50%, due 5/10/24	471
	$223	Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	245	ñ
	280	Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	308
	155	Dominican Republic International Bond, Senior Unsecured Notes, 6.85%, due 1/27/45	157	ñ
			1,705
Ecuador (0.3%)
	730	Ecuador Government International Bond, Senior Unsecured Notes, 7.95%, due 6/20/24	646

Egypt (0.2%)
	338	Arab Republic of Egypt, Senior Unsecured Notes, 6.88%, due 4/30/40	344

El Salvador (0.2%)
	147	El Salvador Government International Bond, Unsecured Notes, 6.38%, due 1/18/27	151	ñ
	204	El Salvador Government International Bond, Unsecured Notes, 6.38%, due 1/18/27	209
	69	El Salvador Government International Bond, Senior Unsecured Notes, 7.65%, due 6/15/35	75
			435
Ethiopia (0.1%)
	200	Federal Democratic Republic of Ethiopia, Unsecured Notes, 6.63%, due 12/11/24	196	ñ

Ghana (0.3%)
	200	Republic of Ghana, Unsecured Notes, 7.88%, due 8/7/23	175
	407	Republic of Ghana, Unsecured Notes, 8.13%, due 1/18/26	351	ñ
			526
Hungary (6.3%)
HUF	128,920	Hungary Government Bond, Bonds, 4.00%, due 4/25/18	497	@
HUF	186,000	Hungary Government Bond, Bonds, 5.50%, due 12/20/18	759	@
HUF	266,900	Hungary Government Bond, Bonds, 6.50%, due 6/24/19	1,140	@
HUF	205,990	Hungary Government Bond, Bonds, 7.50%, due 11/12/20	947	@
HUF	490,980	Hungary Government Bond, Bonds, 7.00%, due 6/24/22	2,291	@
HUF	426,580	Hungary Government Bond, Bonds, 6.75%, due 10/22/28	2,180	@
	$456	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	529	@
	2,740	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	4,056	@
	200	Magyar Export-Import Bank Zrt, Government Guaranteed Notes, 4.00%, due 1/30/20	201	ñ
			12,600
Indonesia (5.1%)
	1,200	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	1,752	@
	350	Indonesia Government International Bond, Senior Unsecured Notes, 7.75%, due 1/17/38	482	ñ@
	350	Indonesia Government International Bond, Senior Unsecured Notes, 7.75%, due 1/17/38	482
	200	Indonesia Government International Bond, Senior Unsecured Notes, 6.75%, due 1/15/44	258
IDR	3,500,000	Indonesia Treasury Bond, Senior Unsecured Notes, 7.88%, due 4/15/19	287	@
IDR	28,400,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/24	2,432	@
IDR	22,223,000	Indonesia Treasury Bond, Senior Unsecured Notes, 9.00%, due 3/15/29	2,026	@
IDR	28,544,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/34	2,463	@
			10,182
Iraq (0.9%)
	$511	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	408	ñ@
	1,650	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	1,318	@
			1,726
Jamaica (0.1%)
	217	Jamaica Government International Bond, Senior Unsecured Notes, 7.63%, due 7/9/25	236

Kazakhstan (0.3%)
	600	Kazakhstan Government International Bond, Senior Unsecured Notes, 3.88%, due 10/14/24	542	ñ

Kenya (0.8%)
	506	Kenya Government International Bond, Senior Unsecured Notes, 6.88%, due 6/24/24	526	ñ
KES	90,000	Kenya Infrastructure Bond, Bonds, 11.00%, due 9/15/25	984	@
			1,510
Malaysia (3.5%)
MYR	9,000	Malaysia Government Bond, Senior Unsecured Notes, 3.65%, due 10/31/19	2,479	@
MYR	1,645	Malaysia Government Bond, Senior Unsecured Notes, 3.49%, due 3/31/20	448
MYR	400	Malaysia Government Bond, Senior Unsecured Notes, 4.05%, due 9/30/21	112
MYR	6,900	Malaysia Government Bond, Senior Unsecured Notes, 4.18%, due 7/15/24	1,956	@
MYR	1,350	Malaysia Government Bond, Senior Unsecured Notes, 4.94%, due 9/30/43	391
MYR	5,200	Malaysia Government Investment Issue, Senior Unsecured Notes, 4.44%, due 5/22/24	1,471
			6,857
Mexico (3.4%)
MXN	10,419	Mexican Bonos, Bonds, Ser. M, 8.00%, due 12/7/23	829	@
MXN	13,040	Mexican Bonos, Bonds, Ser. M, 10.00%, due 12/5/24	1,185
MXN	13,934	Mexican Bonos, Bonds, Ser. M, 7.50%, due 6/3/27	1,098
MXN	1,800	Mexican Bonos, Bonds, Ser. M, 8.50%, due 5/31/29	154
MXN	27,192	Mexican Bonos, Bonds, Ser. M, 7.75%, due 5/29/31	2,210	@
MXN	9,989	Mexican Udibonos, Bonds, Ser. S, 2.50%, due 12/10/20	685
	$315	United Mexican States, Senior Unsecured Notes, 5.55%, due 1/21/45	383
	262	United Mexican States, Senior Unsecured Notes, 4.60%, due 1/23/46	280
			6,824
Mongolia (0.5%)
	500	Development Bank of Mongolia LLC, Government Guaranteed Notes, 5.75%, due 3/21/17	473
	600	Mongolia Government International Bond, Senior Unsecured Notes, 5.13%, due 12/5/22	498
			971
Morocco (0.3%)
	500	Morocco Government International Bond, Senior Unsecured Notes, 5.50%, due 12/11/42	561

Nigeria (0.1%)
	200	Nigeria Government International Bond, Senior Unsecured Notes, 6.38%, due 7/12/23	183

Pakistan (0.7%)
	200	Islamic Republic of Pakistan, Senior Unsecured Notes, 7.25%, due 4/15/19	204	ñ
	1,227	Islamic Republic of Pakistan, Senior Unsecured Notes, 8.25%, due 4/15/24	1,270
			1,474
Panama (0.2%)
	$350	Panama Government International Bond, Senior Unsecured Notes, 6.70%, due 1/26/36	473

Paraguay (0.2%)
	400	Republic of Paraguay, Notes, 6.10%, due 8/11/44	440	ñ

Peru (1.1%)
PEN	1,383	Peruvian Government International Bond, Senior Unsecured Notes, 5.20%, due 9/12/23	453
PEN	3,532	Peruvian Government International Bond, Unsecured Notes, 5.70%, due 8/12/24	1,183	ñ
PEN	1,593	Peruvian Government International Bond, Senior Unsecured Notes, 6.90%, due 8/12/37	582
			2,218
Philippines (0.1%)
PHP	12,000	Philippine Government International Bond, Senior Unsecured Notes, 3.90%, due 11/26/22	278	@

Poland (2.6%)
PLN	3,213	Poland Government Bond, Bonds, 5.75%, due 9/23/22	1,108	@
PLN	3,867	Poland Government Bond, Bonds, 2.75%, due 8/25/23	1,200
PLN	3,587	Poland Government Bond, Bonds, 4.00%, due 10/25/23	1,130
PLN	4,351	Poland Government Bond, Bonds, 5.75%, due 4/25/29	1,694	@
			5,132
Romania (2.0%)
RON	2,880	Romania Government Bond, Bonds, 5.95%, due 6/11/21	885	@
RON	7,380	Romania Government Bond, Bonds, 5.85%, due 4/26/23	2,313	@
EUR	500	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 9/18/20	662	@
	$56	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	75	ñ
	100	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	134
			4,069
Russia (3.3%)
RUB	40,000	Russian Federal Bond - OFZ, Bonds, 7.50%, due 3/15/18	479	@
RUB	43,000	Russian Federal Bond - OFZ, Bonds, 7.60%, due 4/14/21	457	@
RUB	35,776	Russian Federal Bond - OFZ, Bonds, 7.00%, due 1/25/23	351	@
RUB	15,860	Russian Federal Bond - OFZ, Bonds, 7.00%, due 8/16/23	157	@
RUB	44,470	Russian Federal Bond - OFZ, Bonds, 8.15%, due 2/3/27	457	@
RUB	70,034	Russian Federal Bond - OFZ, Bonds, 7.05%, due 1/19/28	637	@
	$622	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 7.50%, due 3/31/30	625	ñ**
	3,445	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 7.50%, due 3/31/30	3,462	**
			6,625
Senegal (0.3%)
	200	Senegal Government International Bond, Bonds, 6.25%, due 7/30/24	199	ñ
	350	Senegal Government International Bond, Bonds, 6.25%, due 7/30/24	347
			546
Serbia (0.4%)
	690	Republic of Serbia, Senior Unsecured Notes, 7.25%, due 9/28/21	790

Slovenia (1.1%)
	700	Slovenia Government International Bond, Senior Unsecured Notes, 5.85%, due 5/10/23	828
	$1,100	Slovenia Government International Bond, Senior Unsecured Notes, 5.25%, due 2/18/24	1,262
			2,090
South Africa (4.5%)
ZAR	10,815	South Africa Government Bond, Bonds, 7.75%, due 2/28/23	979
ZAR	19,475	South Africa Government Bond, Bonds, 8.00%, due 1/31/30	1,748	@
ZAR	19,353	South Africa Government Bond, Bonds, 8.25%, due 3/31/32	1,768	@
ZAR	9,999	South Africa Government Bond, Bonds, 8.50%, due 1/31/37	926	@
ZAR	18,455	South Africa Government Bond, Bonds, 8.75%, due 2/28/48	1,755	@
	$700	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	802	@
	350	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	371
	300	South Africa Government International Bond, Senior Unsecured Notes, 5.88%, due 9/16/25	348
	100	South Africa Government International Bond, Senior Unsecured Notes, 6.25%, due 3/8/41	124
	200	ZAR Sovereign Capital Fund Propriety Ltd., Senior Unsecured Notes, 3.90%, due 6/24/20	206	ñ
			9,027
Sri Lanka (0.1%)
	200	Republic of Sri Lanka, Senior Unsecured Notes, 5.13%, due 4/11/19	203	ñ

Thailand (4.5%)
THB	70,000	Thailand Government Bond, Senior Unsecured Notes, 3.25%, due 6/16/17	2,197	@
THB	58,828	Thailand Government Bond, Senior Unsecured Notes, 3.88%, due 6/13/19	1,920	@
THB	28,000	Thailand Government Bond, Senior Unsecured Notes, 3.65%, due 12/17/21	922	@
THB	83,600	Thailand Government Bond, Senior Unsecured Notes, 3.63%, due 6/16/23	2,764	@
THB	31,000	Thailand Government Bond, Senior Unsecured Notes, 3.85%, due 12/12/25	1,056
			8,859
Turkey (4.8%)
	$200	Export Credit Bank of Turkey, Senior Unsecured Notes, 5.00%, due 9/23/21	205	ñ
TRY	1,500	Turkey Government Bond, Bonds, 9.00%, due 1/27/16	624
TRY	1,400	Turkey Government Bond, Bonds, 8.30%, due 6/20/18	597
TRY	11,849	Turkey Government Bond, Bonds, 8.50%, due 7/10/19	5,131	@
TRY	1,451	Turkey Government Bond, Bonds, 8.50%, due 9/14/22	640
TRY	1,400	Turkey Government Bond, Bonds, 7.10%, due 3/8/23	570	@
TRY	346	Turkey Government Bond, Bonds, 8.80%, due 9/27/23	157
	$250	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	319
	200	Turkey Government International Bond, Senior Unsecured Notes, 4.88%, due 4/16/43	209
	800	Turkey Government International Bond, Unsecured Notes, 6.63%, due 2/17/45	1,039
			9,491
Venezuela (0.5%)
	1,000	Venezuela Government International Bond, Senior Unsecured Notes, 8.25%, due 10/13/24	327
	2,000	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	685	@
			1,012
Zambia (0.5%)
ZMW	780	Republic of Zambia Government Bond, Unsecured Notes, 10.00%, due 9/3/15	112
ZMW	4,500	Republic of Zambia Treasury Bills, 18.18%, due 2/9/15	622	@c
ZMW	1,325	Republic of Zambia Treasury Bills, 20.00%, due 2/9/15	203	c
ZMW	675	Republic of Zambia Treasury Bills, 22.26%, due 8/24/15	95	c
			1,032
		Total Government Securities (Cost $134,336)	129,517

NUMBER OF SHARES

Short-Term Investments (7.7%)
	15,250,678	State Street Institutional Government Money Market Fund Premier Class (Cost $15,251)	15,251	@

		Total Investments (98.6%) (Cost $202,318)	195,579	##

		Cash, receivables and other assets, less liabilities (1.4%)	2,911	±

		Total Net Assets (100.0%)	$198,490

See Notes to Schedule of Investments

January 31, 2015 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Emerging Markets Debt Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

The value of cross currency swap contracts is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2015:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total

Investments:
Corporate Debt Securities
Tunisia	$-	$-	$300	$300
Other Corporate Debt Securities^	-	50,511	-	50,511
Total Corporate Debt Securities	-	50,511	300	50,811
Government Securities
Dominican Republic	-	1,188	517	1,705
Zambia	-	920	112	1,032
Other Government Securities^	-	126,780	-	126,780
Total Government Securities	-	128,888	629	129,517
Short-Term Investments	-	15,251	-	15,251
Total Investments	$-	194,650	929	195,579

^	The Schedule of Investments and Summary Schedule of Investments by Industry provide information on the country and industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 1/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/15
Investments in Securities:
Corporate Debt Securities
Tunisia	$-	$-	$-	$9	$291	$-	$-	$-	$300	$9

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Government Securities
Dominican Republic	998	-	-	3	-	-	-	(484)	517	3
Zambia	913	2	-	(4)	114	-	-	(913)	112	(4)
Total	$1,911	$2	$-	$8	$405	$-	$-	$(1,397)	$929	$8

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose inputs used in formulating such quotation.

As of the period ended January 31, 2015, certain securities were transferred from one level (as of October 31, 2014) to another. Based on beginning of period market values as of October 31, 2014, approximately $1,397,000 was transferred from Level 3 to Level 2, as a result of an increase in the number of observable inputs that were readily available to the independent pricing service.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of January 31, 2015:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized appreciation)	$-	$4,410	$-	$4,410
Swap contracts	-	373	-	373
Total	$-	$4,783	$-	$4,783

Liability Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$-	$(4,584)	$-	$(4,584)
Futures contracts	(563)	-	-	(563)
Swap contracts	-	(1,535)	-	(1,535)
Total	$(563)	$(6,119)	$	$(6,682)

##
At January 31, 2015, the cost of investments for U.S. federal income tax purposes was approximately $203,897,000. Gross unrealized appreciation of investments was approximately $5,430,000 and gross unrealized depreciation of investments was approximately $13,702,000, resulting in net unrealized depreciation of approximately $8,272,000 based on cost for U.S. federal income tax purposes.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2015, these securities amounted to approximately $26,383,000 or 13.3% of net assets of the Fund.

@	All or a portion of this security is segregated in connection with obligations for forward contracts, financial futures contracts and/or interest rate swap contracts.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2015, and their final maturities.

a	Principal amount is stated in the currency in which the security is denominated.
BRL = Brazilian Real
COP = Colombian Peso
DOP = Dominican Peso
EUR = Euro
HUF = Hungarian Forint
IDR = Indonesian Rupiah
KES = Kenyan Shilling
MYR = Malaysian Ringgit
MXN = Mexican Peso
PEN = Peruvian Nuevo Sol
PHP = Philippine Peso
PLN = Polish Zloty

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

RON = Romanian Leu
RUB = Russian Ruble
THB = Thai Baht
TRY = Turkish Lira
ZAR = South African Rand
ZMW= Zambian Kwacha

C	Interest rate represents discount rate at time of purchase, not a coupon rate.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

**	Step Bond: Coupon rate is a fixed rate for an initial period, then resets at a specific date and rate.

±	At January 31, 2015, the Fund had outstanding interest rate swap contracts as follows:

Swap Counterparty	Notional Amount[d]		Termination Date	Fixed-rate	Variable-rate Payments Paid/Received by the Fund		Accrued Net Interest Receivable (Payable)	Unrealized Appreciation(Depreciation)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	HUF	200,000,000	October 4, 2015	3.62%	Receive	2.15%(1)	(3,729)	(7,637)	(11,366)
J.P. Morgan Chase Bank, N.A.	ILS	7,500,000	October 4, 2015	1.30%	Receive	0.25%(2)	(7,872)	(14,508)	(22,380)
Goldman Sachs International	INR	510,000,000	November 5, 2015	7.93%	Receive	7.53%(3)	5,695	(15,437)	(9,742)
Goldman Sachs International	BRL	2,787,608	January 4, 2016	11.66%	Pay	12.08%(4)	10,736	(10,361)	375
J.P. Morgan Chase Bank, N.A.	BRL	1,808,142	January 4, 2016	11.60%	Pay	12.08%(4)	5,555	(7,053)	(1,498)
Goldman Sachs International	BRL	14,998,187	January 4, 2016	11.00%	Pay	12.08%(4)	(3,180)	(84,550)	(87,730)
Goldman Sachs International	BRL	7,962,610	January 4, 2016	11.92%	Pay	12.08%(4)	5,887	(20,903)	(15,016)
Goldman Sachs International	ILS	7,775,917	January 16, 2016	1.20%	Receive	0.24%(5)	(876)	(19,636)	(20,512)
Goldman Sachs International	PLN	6,800,000	February 3, 2016	3.31%	Receive	1.99%(6)	(43,923)	(31,583)	(75,506)
Goldman Sachs International	ILS	5,500,000	February 14, 2016	1.21%	Receive	0.21%(7)	(16,662)	(15,140)	(31,802)
Goldman Sachs International	ILS	2,000,000	April 2, 2016	0.95%	Receive	0.25%(8)	(4,271)	(4,564)	(8,835)
Goldman Sachs International	ILS	4,000,000	May 22, 2016	0.76%	Receive	0.20%(9)	(5,407)	(7,626)	(13,033)
Goldman Sachs International	HUF	991,365,843	July 11, 2016	2.45%	Receive	2.13%(10)	-	(23,779)	(23,779)
J.P. Morgan Chase Bank, N.A.	ILS	6,000,000	July 31,2016	0.64%	Receive	0.18%(11)	(5,188)	(9,904)	(15,092)
Goldman Sachs International	CLP	3,151,600,513	October 16, 2016	3.17%	Pay	16,178.89%(12)	-	32,513	32,513
Goldman Sachs International	COP	7,768,393,753	January 8, 2017	4.67%	Pay	4.38%(13)	590	16,877	17,467
J.P. Morgan Chase Bank, N.A.	MXN	40,000,000	October 5, 2017	6.21%	Pay	3.30%(14)	-	34,418	34,418
Goldman Sachs International	BRL	3,811,089	January 2, 2018	11.81%	Pay	12.08%(4)	4,481	(11,951)	(7,470)
J.P. Morgan Chase Bank, N.A.	ILS	3,150,000	October 4, 2018	2.40%	Pay	0.25%(2)	6,207	53,481	59,688
Goldman Sachs International	MXN	70,553,511	June 27, 2019	6.82%	Pay	3.30%(14)	-	48,017	48,017
J.P. Morgan Chase Bank, N.A.	MXN	2,000,000	December 7, 2020	6.09%	Pay	3.30%(15)	169	7,855	8,024
Goldman Sachs International	BRL	1,851,443	January 2, 2023	10.84%	Pay	12.08%(4)	(956)	(42,004)	(42,960)
J.P. Morgan Chase Bank, N.A.	ZAR	7,800,000	October 2, 2023	8.08%	Pay	6.13%(16)	1,085	50,914	51,999

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

J.P. Morgan Chase Bank, N.A.	HUF	300,000,000	August 4, 2024	4.29%	Receive	2.20%(17)	(25,657)	(161,763)	(187,420)
J.P. Morgan Chase Bank, N.A.	ZAR	6,400,000	October 2, 2028	8.53%	Pay	6.13%(16)	1,095	55,765	56,860
Goldman Sachs International	ZAR	6,100,000	January 16, 2029	8.76%	Pay	6.13%(18)	623	63,327	63,950
							$(75,598)	$(125,232)	$(200,830)

(1)	6 Month Budapest Interbank Offer Rate (BUBOR) at October 2, 2014.

(2)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at January 2, 2015.

(3)	1 Day Overnight Mumbai Interbank Swap Rate (MIBOR)

(4)	1 Day Overnight Brazil CETIP Interbank Deposit Rate.

(5)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at January 14, 2015.

(6)	6 Month Poland Warsaw Interbank Offer Rate (WIBOR) at January 30, 2015.

(7)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at November 12, 2014.

(8)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at December 31, 2014.

(9)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at November 20, 2014.

(10)	6 Month Budapest Interbank Offer Rate (BUBOR) at January 8, 2015.

(11)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at January 28, 2015.

(12)	1 Day Sinacofi Chile Interbank Rate at October 14, 2014.

(13)	1 Day Colombia Overnight Interbank Reference Rate.

(14)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE).

(15)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at January 30, 2015.

(16)	3 Month Johannesburg Interbank Agreed Rate (JIBAR) at January 2, 2015.

(17)	6 Month Budapest Interbank Offer Rate (BUBOR) at August 2, 2014.

(18)	3 Month Johannesburg Interbank Agreed Rate (JIBAR) January 16, 2015.

d	Notional amount is stated in the currency in which the swap is denominated.
BRL = Brazilian Real
CLP = Chilean Peso
COP = Colombian Peso
HUF = Hungarian Forint
INR = Indian Rupee
ILS = Israeli Shekel
MXN = Mexican Peso
PLN = Polish Zloty
ZAR = South African Rand
ZMW = Zambian Kwacha

At January 31, 2015, the Fund had outstanding cross currency swap contracts as follows:

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Swap Counterparty		Fund Pays Fixed-rate on Notional Amount(1)	Fund Receives Floating-rate on Notional Amount(1)	Fixed-rate		Variable-rate Payments Received by the Fund	Termination Date	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value

J.P. Morgan Chase Bank, N.A.	TRY	11,000,000	$5,164,319	7.94%	Receive	0.25%(2)	October 9, 2015	$-	$(960,426)	$(960,426)

(1)
The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(2)	90 day LIBOR at January 7, 2015.

TRY = Turkish Lira

At January 31, 2015, open forward contracts were as follows:

Contracts to Receive		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
1,353,101	Australian Dollar	$1,099,494	US Dollar	J.P. Morgan Chase Bank, N.A.	03/09/15	$(48,415)
10,526,172	Brazilian Real	3,935,684	US Dollar	Goldman Sachs International	02/27/15	(38,907)
3,373,532	Brazilian Real	1,242,757	US Dollar	J.P. Morgan Chase Bank, N.A.	02/27/15	6,122
2,221,378	Canadian Dollar	1,859,513	US Dollar	J.P. Morgan Chase Bank, N.A.	03/13/15	(112,308)
615,268,739	Chilean Peso	993,972	US Dollar	J.P. Morgan Chase Bank, N.A.	02/20/15	(24,694)
693,415,207	Chilean Peso	1,143,212	US Dollar	Goldman Sachs International	02/24/15	(51,306)
13,500,000	Chinese Yuan Renminbi	2,163,670	US Dollar	J.P. Morgan Chase Bank, N.A.	02/12/15	(6,342)
9,000,000	Chinese Yuan Renminbi	1,439,505	US Dollar	J.P. Morgan Chase Bank, N.A.	02/25/15	(3,522)
11,842,643	Chinese Yuan Renminbi	1,879,612	US Dollar	Goldman Sachs International	07/10/15	(11,951)
950,836	Chinese Yuan Renminbi	151,006	US Dollar	J.P. Morgan Chase Bank, N.A.	07/10/15	(1,053)
13,791,300	Chinese Yuan Renminbi	2,194,119	US Dollar	Goldman Sachs International	08/03/15	(23,116)
1,342,348	Chinese Yuan Renminbi	214,561	US Dollar	J.P. Morgan Chase Bank, N.A.	09/15/15	(3,949)
16,013,146	Chinese Yuan Renminbi	2,544,309	US Dollar	Goldman Sachs International	09/15/15	(31,872)
3,814,246,758	Colombian Peso	1,583,484	US Dollar	Goldman Sachs International	02/12/15	(21,759)
9,230,020,942	Colombian Peso	3,895,418	US Dollar	J.P. Morgan Chase Bank, N.A.	02/12/15	(116,232)
5,282,010	Euro Currency	6,149,855	US Dollar	J.P. Morgan Chase Bank, N.A.	02/04/15	(181,132)
451,384	Euro Currency	510,522	US Dollar	J.P. Morgan Chase Bank, N.A.	03/04/15	(328)
224,310	Euro Currency	280,669	US Dollar	J.P. Morgan Chase Bank, N.A.	03/25/15	(27,088)
2,579,974	Euro Currency	3,212,411	US Dollar	Goldman Sachs International	03/25/15	(295,768)
125,000,000	Indian Rupee	1,982,554	US Dollar	Goldman Sachs International	04/16/15	5,371
17,900,000,000	Indonesian Rupiah	1,418,797	US Dollar	J.P. Morgan Chase Bank, N.A.	03/04/15	(12,587)
15,950,683,080	Indonesian Rupiah	1,233,766	US Dollar	Goldman Sachs International	11/20/15	(32,355)
14,163,068,837	Indonesian Rupiah	1,057,237	US Dollar	J.P. Morgan Chase Bank, N.A.	11/20/15	9,530
1,520,855	Israeli Shekel	387,359	US Dollar	Goldman Sachs International	02/27/15	(520)
109,627,205	Japanese Yen	927,641	US Dollar	Goldman Sachs International	02/23/15	6,108

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

5,600,000	Malaysian Ringgit	1,542,995	US Dollar	Goldman Sachs International	03/11/15	(3,991)
9,821,067	Malaysian Ringgit	2,750,159	US Dollar	J.P. Morgan Chase Bank, N.A.	03/11/15	(51,111)
1,019,054	Mexican Peso	71,927	US Dollar	Goldman Sachs International	02/27/15	(4,049)
152,568,985	Mexican Peso	10,721,449	US Dollar	J.P. Morgan Chase Bank, N.A.	02/27/15	(559,041)
56,826,840	Mexican Peso	3,856,232	US Dollar	J.P. Morgan Chase Bank, N.A.	03/12/15	(74,186)
28,827,214	Mexican Peso	1,962,981	US Dollar	J.P. Morgan Chase Bank, N.A.	03/31/15	(46,607)
1,901,457	Peruvian Nuevo Sol	625,068	US Dollar	Goldman Sachs International	04/07/15	(9,318)
12,068,878	Philippine Peso	269,262	US Dollar	Goldman Sachs International	02/23/15	4,204
40,934,845	Russian Rubles	598,900	US Dollar	J.P. Morgan Chase Bank, N.A.	04/20/15	(26,276)
590,329	Singapore Dollar	451,008	US Dollar	Goldman Sachs International	02/17/15	(14,786)
1,213,903	Singapore Dollar	918,232	US Dollar	J.P. Morgan Chase Bank, N.A.	02/17/15	(21,220)
25,440,833	South African Rand	2,164,852	US Dollar	J.P. Morgan Chase Bank, N.A.	03/12/15	7,079
166,260,232	South Korean Won	151,263	US Dollar	J.P. Morgan Chase Bank, N.A.	03/04/15	588
18,405,032	Thai Baht	557,755	US Dollar	Goldman Sachs International	02/05/15	4,515
74,199,141	Thai Baht	2,245,758	US Dollar	J.P. Morgan Chase Bank, N.A.	02/05/15	21,012
5,819,739	Turkish Lira	2,459,861	US Dollar	Goldman Sachs International	04/06/15	(111,998)
10,080,000	Turkish Lira	4,293,352	US Dollar	J.P. Morgan Chase Bank, N.A.	04/06/15	(226,768)
Total						$(2,130,026)

Cross Currency Contracts to Receive		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
2,313,092	Euro Currency	10,384,121	Romanian Leu	J.P. Morgan Chase Bank, N.A.	02/17/15	$(180,011)
189,825	Euro Currency	58,531,367	Hungarian Forint	Goldman Sachs International	03/19/15	(18,682)
2,230,196	Euro Currency	700,955,446	Hungarian Forint	J.P. Morgan Chase Bank, N.A.	03/19/15	(355,018)
2,290,421	Euro Currency	718,982,696	Hungarian Forint	Goldman Sachs International	03/25/15	(155,678)
2,209,576	Euro Currency	690,552,786	Hungarian Forint	J.P. Morgan Chase Bank, N.A.	03/25/15	(343,052)
923,266	Euro Currency	4,113,244	Romanian Leu	J.P. Morgan Chase Bank, N.A.	03/30/15	(387)
1,618,712	Euro Currency	44,874,836	Czech Koruna	J.P. Morgan Chase Bank, N.A.	04/09/15	(85,315)
73,136,939	Hungarian Forint	230,934	Euro Currency	Goldman Sachs International	03/19/15	(18,141)
1,015,796,913	Hungarian Forint	3,277,989	Euro Currency	J.P. Morgan Chase Bank, N.A.	03/19/15	(395,591)
43,512,750	Hungarian Forint	139,453	Euro Currency	Goldman Sachs International	03/25/15	(248)
1,062,010,274	Hungarian Forint	3,448,082	Euro Currency	J.P. Morgan Chase Bank, N.A.	03/25/15	(445,026)
540,286	Polish Zloty	127,916	Euro Currency	Goldman Sachs International	03/26/15	1,482
12,831,074	Polish Zloty	2,991,128	Euro Currency	J.P. Morgan Chase Bank, N.A.	03/26/15	29,026
9,834,043	Polish Zloty	2,301,410	Euro Currency	Goldman Sachs International	04/14/15	(57,622)
4,075,004	Romanian Leu	908,289	Euro Currency	J.P. Morgan Chase Bank, N.A.	02/17/15	(100,243)
Total						$(2,124,506)

Contracts to Deliver		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
1,353,101	Australian Dollar	1,096,021	US Dollar	Goldman Sachs International	03/09/15	$44,942
3,146,047	Brazilian Real	1,222,958	US Dollar	Goldman Sachs International	02/27/15	58,294

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

10,944,107	Brazilian Real	3,993,389	US Dollar	J.P. Morgan Chase Bank, N.A.	02/27/15	(58,108)
1,067,050	Brazilian Real	391,952	US Dollar	J.P. Morgan Chase Bank, N.A.	05/04/15	4,110
2,221,378	Canadian Dollar	1,856,756	US Dollar	J.P. Morgan Chase Bank, N.A.	03/13/15	109,551
614,000,278	Chilean Peso	978,409	US Dollar	J.P. Morgan Chase Bank, N.A.	02/20/15	11,129
593,253,178	Chilean Peso	954,551	US Dollar	Goldman Sachs International	02/24/15	20,367
653,690,812	Chilean Peso	1,056,970	US Dollar	J.P. Morgan Chase Bank, N.A.	02/24/15	27,617
1,100,000	Chinese Yuan Renminbi	175,362	US Dollar	J.P. Morgan Chase Bank, N.A.	08/03/15	2,202
1,042,464	Chinese Yuan Renminbi	163,486	US Dollar	Goldman Sachs International	09/15/15	(75)
8,286,054	Chinese Yuan Renminbi	1,313,172	US Dollar	J.P. Morgan Chase Bank, N.A.	09/15/15	13,103
3,579,470,302	Colombian Peso	1,582,294	US Dollar	Goldman Sachs International	02/12/15	116,697
9,065,112,761	Colombian Peso	4,070,806	US Dollar	J.P. Morgan Chase Bank, N.A.	02/12/15	359,141
1,549,210	Euro Currency	1,824,686	US Dollar	Goldman Sachs International	02/04/15	74,064
4,325,198	Euro Currency	5,077,799	US Dollar	J.P. Morgan Chase Bank, N.A.	02/04/15	190,284
753,532	Euro Currency	925,429	US Dollar	J.P. Morgan Chase Bank, N.A.	02/23/15	73,788
289,733	Euro Currency	328,923	US Dollar	Goldman Sachs International	03/04/15	1,441
901,023	Euro Currency	1,019,071	US Dollar	J.P. Morgan Chase Bank, N.A.	03/04/15	655
489,653	Euro Currency	612,416	US Dollar	Goldman Sachs International	03/25/15	58,866
1,194,676	Euro Currency	1,490,551	US Dollar	J.P. Morgan Chase Bank, N.A.	03/25/15	139,979
109,952,073	Hungarian Forint	398,581	US Dollar	J.P. Morgan Chase Bank, N.A.	05/04/15	(167)
4,974,442,838	Indonesian Rupiah	370,855	US Dollar	Goldman Sachs International	11/20/15	(3,821)
8,912,289,267	Indonesian Rupiah	668,790	US Dollar	J.P. Morgan Chase Bank, N.A.	11/20/15	(2,486)
8,212,443	Israeli Shekel	2,092,152	US Dollar	Goldman Sachs International	02/27/15	3,265
8,382,241	Israeli Shekel	2,163,820	US Dollar	J.P. Morgan Chase Bank, N.A.	02/27/15	31,744
109,627,205	Japanese Yen	919,645	US Dollar	Goldman Sachs International	02/23/15	(14,104)
2,460,458	Malaysian Ringgit	702,198	US Dollar	Goldman Sachs International	03/11/15	26,009
2,007,307	Malaysian Ringgit	560,450	US Dollar	J.P. Morgan Chase Bank, N.A.	03/11/15	8,797
125,705,799	Mexican Peso	8,648,399	US Dollar	J.P. Morgan Chase Bank, N.A.	02/27/15	275,310
24,080,753	Mexican Peso	1,635,772	US Dollar	Goldman Sachs International	03/12/15	33,105
19,286,491	Mexican Peso	1,304,209	US Dollar	J.P. Morgan Chase Bank, N.A.	03/12/15	20,619
5,965,330	Mexican Peso	399,131	US Dollar	Goldman Sachs International	05/04/15	3,364
31,000,000	New Taiwan Dollar	968,932	US Dollar	J.P. Morgan Chase Bank, N.A.	07/07/15	(16,337)
3,179,949	Peruvian Nuevo Sol	1,054,360	US Dollar	J.P. Morgan Chase Bank, N.A.	04/07/15	24,595
88,199,337	Philippine Peso	1,952,349	US Dollar	J.P. Morgan Chase Bank, N.A.	02/23/15	(46,134)
11,756,530	Polish Zloty	3,142,940	US Dollar	Goldman Sachs International	03/31/15	(24,443)
8,260,243	Russian Rubles	119,385	US Dollar	Goldman Sachs International	04/20/15	3,835
12,848,746	Russian Rubles	174,932	US Dollar	J.P. Morgan Chase Bank, N.A.	04/20/15	(4,805)
612,860	Singapore Dollar	461,520	US Dollar	Goldman Sachs International	02/17/15	8,649
7,628,416	Singapore Dollar	5,939,096	US Dollar	J.P. Morgan Chase Bank, N.A.	02/17/15	302,093
12,653,972	South African Rand	1,091,711	US Dollar	Goldman Sachs International	03/12/15	11,418
13,613,470	South African Rand	1,167,511	US Dollar	J.P. Morgan Chase Bank, N.A.	03/12/15	5,304
4,675,186	South African Rand	397,456	US Dollar	Goldman Sachs International	05/04/15	1,643
1,150,000,000	South Korean Won	1,037,906	US Dollar	Goldman Sachs International	03/04/15	(12,426)
1,093,256,746	South Korean Won	981,203	US Dollar	J.P. Morgan Chase Bank, N.A.	03/04/15	(17,303)
53,403,034	Thai Baht	1,622,394	US Dollar	Goldman Sachs International	02/05/15	(9,059)
97,634,167	Thai Baht	2,960,900	US Dollar	J.P. Morgan Chase Bank, N.A.	02/05/15	(21,805)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

33,000,000	Thai Baht	1,006,558	US Dollar	J.P. Morgan Chase Bank, N.A.	04/27/15	2,362
2,047,128	Turkish Lira	839,835	US Dollar	Goldman Sachs International	04/06/15	13,960
4,050,219	Turkish Lira	1,711,135	US Dollar	J.P. Morgan Chase Bank, N.A.	04/06/15	77,151
1,022,252	Turkish Lira	429,180	US Dollar	J.P. Morgan Chase Bank, N.A.	10/28/15	31,702
Total						$1,960,082

Cross Currency Contracts to Deliver		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
44,874,836	Czech Koruna	1,618,712	Euro Currency	J.P. Morgan Chase Bank, N.A.	04/09/15	$87,283
908,289	Euro Currency	4,075,004	Romanian Leu	J.P. Morgan Chase Bank, N.A.	02/17/15	111,664
230,934	Euro Currency	73,136,939	Hungarian Forint	Goldman Sachs International	03/19/15	22,658
3,277,989	Euro Currency	1,015,796,913	Hungarian Forint	J.P. Morgan Chase Bank, N.A.	03/19/15	378,575
139,453	Euro Currency	43,512,750	Hungarian Forint	Goldman Sachs International	03/25/15	573
3,448,082	Euro Currency	1,062,010,274	Hungarian Forint	J.P. Morgan Chase Bank, N.A.	03/25/15	402,677
127,916	Euro Currency	540,286	Polish Zloty	Goldman Sachs International	03/26/15	(504)
2,991,128	Euro Currency	12,831,074	Polish Zloty	J.P. Morgan Chase Bank, N.A.	03/26/15	46,997
2,301,410	Euro Currency	9,834,043	Polish Zloty	Goldman Sachs International	04/14/15	103,573
58,531,367	Hungarian Forint	189,825	Euro Currency	Goldman Sachs International	03/19/15	20,729
700,955,446	Hungarian Forint	2,230,196	Euro Currency	J.P. Morgan Chase Bank, N.A.	03/19/15	330,817
718,982,696	Hungarian Forint	2,290,421	Euro Currency	Goldman Sachs International	03/25/15	134,678
690,552,786	Hungarian Forint	2,209,576	Euro Currency	J.P. Morgan Chase Bank, N.A.	03/25/15	333,874
10,384,121	Romanian Leu	2,313,092	Euro Currency	J.P. Morgan Chase Bank, N.A.	02/17/15	149,264
4,113,244	Romanian Leu	923,266	Euro Currency	J.P. Morgan Chase Bank, N.A.	03/30/15	(2,849)
Total						$2,120,009

At January 31, 2015, open positions in financial futures contracts were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
March 2015	100 U.S. Treasury Note, 5 Year	Short	$(249,788)
March 2015	66 U.S. Treasury Note, 10 Year	Short	(313,538)
Total			$(563,326)

At January 31, 2015, the notional value of financial futures contracts was $0 for long positions and $(20,772,125) for short positions.

At January 31, 2015, the Fund had deposited $3,088.647 in a segregated account to cover margin requirements on open financial futures contracts.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2015
By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2015